Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000066772
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Class A
Trading Symbol	PTFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.50%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns, as the RAE US Large Model Portfolio outperformed the S&P 500 Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,626	$10,000	$10,000
4/30/16	$9,758	$10,039	$10,005
5/31/16	$9,697	$10,219	$10,011
6/30/16	$9,768	$10,246	$10,016
7/31/16	$9,778	$10,623	$10,021
8/31/16	$9,798	$10,638	$10,026
9/30/16	$9,859	$10,640	$10,032
10/31/16	$9,939	$10,446	$10,039
11/30/16	$10,152	$10,833	$10,046
12/31/16	$10,222	$11,047	$10,053
1/31/17	$10,192	$11,257	$10,061
2/28/17	$10,162	$11,704	$10,069
3/31/17	$10,121	$11,717	$10,078
4/30/17	$9,990	$11,838	$10,087
5/31/17	$9,859	$12,004	$10,097
6/30/17	$9,923	$12,079	$10,107
7/31/17	$9,913	$12,327	$10,118
8/31/17	$9,842	$12,365	$10,128
9/30/17	$10,002	$12,620	$10,139
10/31/17	$9,961	$12,915	$10,151
11/30/17	$10,002	$13,311	$10,162
12/31/17	$10,111	$13,459	$10,173
1/31/18	$10,050	$14,229	$10,188
2/28/18	$10,050	$13,705	$10,202
3/31/18	$10,070	$13,357	$10,216
4/30/18	$10,131	$13,408	$10,236
5/31/18	$10,060	$13,731	$10,256
6/30/18	$10,081	$13,815	$10,275
7/31/18	$10,102	$14,329	$10,295
8/31/18	$10,030	$14,796	$10,315
9/30/18	$10,034	$14,881	$10,335
10/31/18	$10,157	$13,864	$10,356
11/30/18	$10,024	$14,146	$10,377
12/31/18	$9,882	$12,869	$10,397
1/31/19	$9,943	$13,900	$10,421
2/28/19	$9,943	$14,346	$10,446
3/31/19	$9,811	$14,625	$10,470
4/30/19	$9,760	$15,217	$10,493
5/31/19	$9,617	$14,250	$10,516
6/30/19	$9,709	$15,255	$10,538
7/31/19	$9,688	$15,474	$10,559
8/31/19	$9,423	$15,229	$10,579
9/30/19	$9,657	$15,514	$10,600
10/31/19	$9,678	$15,850	$10,618
11/30/19	$9,668	$16,425	$10,637
12/31/19	$9,729	$16,921	$10,656
1/31/20	$9,535	$16,914	$10,673
2/29/20	$9,321	$15,522	$10,690
3/31/20	$8,524	$13,605	$10,708
4/30/20	$8,575	$15,349	$10,721
5/31/20	$8,514	$16,080	$10,734
6/30/20	$8,504	$16,399	$10,747
7/31/20	$8,392	$17,324	$10,749
8/31/20	$8,248	$18,569	$10,752
9/30/20	$8,310	$17,864	$10,755
10/31/20	$8,422	$17,389	$10,757
11/30/20	$8,709	$19,292	$10,759
12/31/20	$8,750	$20,034	$10,761
1/31/21	$9,252	$19,832	$10,763
2/28/21	$9,222	$20,378	$10,765
3/31/21	$9,466	$21,271	$10,768
4/30/21	$9,220	$22,406	$10,769
5/31/21	$9,446	$22,563	$10,771
6/30/21	$9,244	$23,089	$10,773
7/31/21	$8,974	$23,638	$10,774
8/31/21	$8,922	$24,357	$10,776
9/30/21	$8,914	$23,224	$10,777
10/31/21	$8,500	$24,851	$10,778
11/30/21	$8,458	$24,679	$10,779
12/31/21	$8,622	$25,785	$10,781
1/31/22	$8,956	$24,450	$10,783
2/28/22	$9,042	$23,718	$10,785
3/31/22	$8,913	$24,599	$10,787
4/30/22	$9,279	$22,454	$10,796
5/31/22	$9,440	$22,495	$10,805
6/30/22	$8,933	$20,638	$10,814
7/31/22	$8,781	$22,541	$10,828
8/31/22	$9,052	$21,622	$10,850
9/30/22	$9,024	$19,631	$10,872
10/31/22	$9,582	$21,220	$10,900
11/30/22	$9,648	$22,406	$10,934
12/31/22	$9,691	$21,115	$10,972
1/31/23	$9,691	$22,442	$11,013
2/28/23	$9,560	$21,894	$11,052
3/31/23	$9,311	$22,698	$11,096
4/30/23	$9,083	$23,052	$11,140
5/31/23	$8,821	$23,152	$11,188
6/30/23	$8,838	$24,682	$11,236
7/31/23	$8,941	$25,475	$11,285
8/31/23	$9,033	$25,069	$11,336
9/30/23	$9,306	$23,874	$11,387
10/31/23	$9,294	$23,372	$11,439
11/30/23	$9,248	$25,507	$11,490
12/31/23	$9,492	$26,665	$11,543
1/31/24	$9,468	$27,114	$11,596
2/29/24	$9,364	$28,561	$11,645
3/31/24	$9,764	$29,480	$11,699
4/30/24	$9,448	$28,276	$11,751
5/31/24	$9,518	$29,678	$11,805
6/30/24	$9,340	$30,743	$11,854
7/31/24	$9,589	$31,117	$11,912
8/31/24	$9,328	$31,872	$11,967
9/30/24	$9,336	$32,553	$12,018
10/31/24	$9,096	$32,258	$12,068
11/30/24	$9,204	$34,151	$12,116
12/31/24	$8,921	$33,337	$12,163
1/31/25	$9,140	$34,265	$12,208
2/28/25	$9,346	$33,818	$12,250
3/31/25	$9,525	$31,913	$12,295
4/30/25	$9,229	$31,696	$12,340
5/31/25	$9,082	$33,692	$12,386
6/30/25	$9,131	$35,405	$12,430
7/31/25	$8,946	$36,199	$12,477
8/31/25	$9,303	$36,933	$12,524
9/30/25	$9,303	$38,281	$12,569
10/31/25	$9,315	$39,178	$12,614
11/30/25	$9,562	$39,274	$12,656
12/31/25	$9,623	$39,298	$12,697
1/31/26	$9,943	$39,868	$12,738
2/28/26	$10,399	$39,565	$12,774
3/31/26	$10,742	$37,594	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.78%	2.56%	1.10%
Class A (including sales charge)	8.57%	1.78%	0.72%
S&P 500 Index	17.80%	12.06%	14.16%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 404,412,000
Holdings Count | Holding	1,419
Advisory Fees Paid, Amount	$ 2,557,000
InvestmentCompanyPortfolioTurnover	867.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$404,412
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	867%
Total Net Advisory Fees Paid During the Reporting Period	$2,557
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	83.9%
Asset-Backed Securities	26.2%
Sovereign Issues	13.3%
Non-Agency Mortgage-Backed Securities	8.1%
Corporate Bonds & Notes	5.2%
U.S. Treasury Obligations	3.5%
Other Investments	0.1%
Short-Term Instruments	29.2%
Affiliated Investments	7.1%
Financial Derivative Instruments	6.1%
Other Assets and Liabilities, Net	(82.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000059899
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Institutional Class
Trading Symbol	PFATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns, as the RAE US Large Model Portfolio outperformed the S&P 500 Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,433	$1,003,877	$1,000,526
5/31/16	$1,007,216	$1,021,904	$1,001,052
6/30/16	$1,015,464	$1,024,552	$1,001,578
7/31/16	$1,016,495	$1,062,326	$1,002,105
8/31/16	$1,019,588	$1,063,818	$1,002,632
9/30/16	$1,026,804	$1,064,019	$1,003,159
10/31/16	$1,035,052	$1,044,610	$1,003,860
11/30/16	$1,056,701	$1,083,297	$1,004,560
12/31/16	$1,064,948	$1,104,710	$1,005,261
1/31/17	$1,061,856	$1,125,662	$1,006,097
2/28/17	$1,058,763	$1,170,357	$1,006,934
3/31/17	$1,055,670	$1,171,723	$1,007,772
4/30/17	$1,042,268	$1,183,756	$1,008,736
5/31/17	$1,028,866	$1,200,415	$1,009,699
6/30/17	$1,036,243	$1,207,907	$1,010,664
7/31/17	$1,035,206	$1,232,745	$1,011,756
8/31/17	$1,027,945	$1,236,519	$1,012,848
9/30/17	$1,044,408	$1,262,026	$1,013,943
10/31/17	$1,041,291	$1,291,476	$1,015,069
11/30/17	$1,046,487	$1,331,085	$1,016,196
12/31/17	$1,057,011	$1,345,885	$1,017,325
1/31/18	$1,051,799	$1,422,942	$1,018,760
2/28/18	$1,051,799	$1,370,497	$1,020,198
3/31/18	$1,054,926	$1,335,668	$1,021,638
4/30/18	$1,061,181	$1,340,793	$1,023,597
5/31/18	$1,053,884	$1,373,082	$1,025,561
6/30/18	$1,055,869	$1,381,533	$1,027,529
7/31/18	$1,060,047	$1,432,945	$1,029,527
8/31/18	$1,051,692	$1,479,638	$1,031,530
9/30/18	$1,053,110	$1,488,060	$1,033,537
10/31/18	$1,065,660	$1,386,351	$1,035,592
11/30/18	$1,053,110	$1,414,602	$1,037,651
12/31/18	$1,037,714	$1,286,877	$1,039,715
1/31/19	$1,045,051	$1,390,001	$1,042,143
2/28/19	$1,045,051	$1,434,632	$1,044,577
3/31/19	$1,031,425	$1,462,509	$1,047,017
4/30/19	$1,026,184	$1,521,726	$1,049,286
5/31/19	$1,011,509	$1,425,023	$1,051,561
6/30/19	$1,021,991	$1,525,453	$1,053,840
7/31/19	$1,019,895	$1,547,377	$1,055,886
8/31/19	$992,642	$1,522,866	$1,057,936
9/30/19	$1,017,798	$1,551,360	$1,059,991
10/31/19	$1,019,895	$1,584,962	$1,061,850
11/30/19	$1,018,847	$1,642,494	$1,063,711
12/31/19	$1,026,184	$1,692,068	$1,065,577
1/31/20	$1,005,220	$1,691,405	$1,067,304
2/29/20	$983,208	$1,552,170	$1,069,033
3/31/20	$899,352	$1,360,457	$1,070,765
4/30/20	$905,641	$1,534,859	$1,072,060
5/31/20	$899,352	$1,607,961	$1,073,355
6/30/20	$899,073	$1,639,939	$1,074,652
7/31/20	$887,493	$1,732,407	$1,074,928
8/31/20	$871,701	$1,856,933	$1,075,203
9/30/20	$879,070	$1,786,376	$1,075,480
10/31/20	$891,704	$1,738,869	$1,075,677
11/30/20	$922,234	$1,929,213	$1,075,874
12/31/20	$926,446	$2,003,388	$1,076,072
1/31/21	$980,137	$1,983,162	$1,076,299
2/28/21	$976,979	$2,037,848	$1,076,527
3/31/21	$1,003,637	$2,127,097	$1,076,755
4/30/21	$977,253	$2,240,617	$1,076,937
5/31/21	$1,001,526	$2,256,266	$1,077,119
6/30/21	$981,319	$2,308,938	$1,077,300
7/31/21	$952,488	$2,363,787	$1,077,433
8/31/21	$947,149	$2,435,659	$1,077,565
9/30/21	$947,018	$2,322,377	$1,077,697
10/31/21	$903,377	$2,485,087	$1,077,815
11/30/21	$899,013	$2,467,868	$1,077,933
12/31/21	$916,892	$2,578,469	$1,078,052
1/31/22	$952,370	$2,445,041	$1,078,252
2/28/22	$962,349	$2,371,833	$1,078,453
3/31/22	$949,044	$2,459,898	$1,078,655
4/30/22	$987,849	$2,245,390	$1,079,559
5/31/22	$1,005,588	$2,249,509	$1,080,464
6/30/22	$951,591	$2,063,826	$1,081,370
7/31/22	$934,818	$2,254,120	$1,082,840
8/31/22	$965,009	$2,162,193	$1,084,974
9/30/22	$962,108	$1,963,058	$1,087,187
10/31/22	$1,023,015	$2,121,990	$1,090,024
11/30/22	$1,029,782	$2,240,575	$1,093,382
12/31/22	$1,034,294	$2,111,486	$1,097,197
1/31/23	$1,035,422	$2,244,159	$1,101,269
2/28/23	$1,020,759	$2,189,404	$1,105,156
3/31/23	$994,798	$2,269,786	$1,109,554
4/30/23	$971,281	$2,305,214	$1,114,015
5/31/23	$943,059	$2,315,234	$1,118,838
6/30/23	$945,548	$2,468,213	$1,123,559
7/31/23	$957,367	$2,547,505	$1,128,492
8/31/23	$966,823	$2,506,944	$1,133,649
9/30/23	$995,893	$2,387,418	$1,138,672
10/31/23	$995,893	$2,337,219	$1,143,887
11/30/23	$989,951	$2,550,667	$1,148,966
12/31/23	$1,016,208	$2,666,546	$1,154,251
1/31/24	$1,015,012	$2,711,355	$1,159,560
2/29/24	$1,004,252	$2,856,129	$1,164,535
3/31/24	$1,047,643	$2,948,024	$1,169,880
4/30/24	$1,013,692	$2,827,613	$1,175,074
5/31/24	$1,022,180	$2,967,819	$1,180,456
6/30/24	$1,002,056	$3,074,311	$1,185,355
7/31/24	$1,029,039	$3,111,733	$1,191,175
8/31/24	$1,002,056	$3,187,213	$1,196,655
9/30/24	$1,003,873	$3,255,283	$1,201,824
10/31/24	$979,055	$3,225,762	$1,206,847
11/30/24	$990,223	$3,415,118	$1,211,567
12/31/24	$959,512	$3,333,707	$1,216,304
1/31/25	$983,405	$3,426,543	$1,220,841
2/28/25	$1,006,041	$3,381,833	$1,224,967
3/31/25	$1,025,437	$3,191,285	$1,229,536
4/30/25	$993,551	$3,169,646	$1,233,987
5/31/25	$978,246	$3,369,158	$1,238,578
6/30/25	$984,623	$3,540,489	$1,243,036
7/31/25	$965,492	$3,619,947	$1,247,698
8/31/25	$1,003,755	$3,693,330	$1,252,364
9/30/25	$1,003,725	$3,828,137	$1,256,860
10/31/25	$1,005,003	$3,917,767	$1,261,410
11/30/25	$1,031,854	$3,927,370	$1,265,611
12/31/25	$1,039,507	$3,929,774	$1,269,736
1/31/26	$1,074,114	$3,986,756	$1,273,762
2/28/26	$1,124,103	$3,956,458	$1,277,392
3/31/26	$1,161,956	$3,759,445	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.31%	2.97%	1.51%
S&P 500 Index	17.80%	12.06%	14.16%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 404,412,000
Holdings Count | Holding	1,419
Advisory Fees Paid, Amount	$ 2,557,000
InvestmentCompanyPortfolioTurnover	867.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$404,412
# of Portfolio Holdings	1,419
Portfolio Turnover Rate	867%
Total Net Advisory Fees Paid During the Reporting Period	$2,557
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	83.9%
Asset-Backed Securities	26.2%
Sovereign Issues	13.3%
Non-Agency Mortgage-Backed Securities	8.1%
Corporate Bonds & Notes	5.2%
U.S. Treasury Obligations	3.5%
Other Investments	0.1%
Short-Term Instruments	29.2%
Affiliated Investments	7.1%
Financial Derivative Instruments	6.1%
Other Assets and Liabilities, Net	(82.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000126843
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class A
Trading Symbol	PEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	1.79%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$9,628	$10,000	$10,000
4/30/16	$10,211	$10,054	$10,135
5/31/16	$9,342	$9,679	$9,553
6/30/16	$10,071	$10,066	$9,965
7/31/16	$10,842	$10,573	$10,500
8/31/16	$11,066	$10,835	$10,697
9/30/16	$11,267	$10,975	$10,778
10/31/16	$11,816	$11,001	$10,938
11/30/16	$11,529	$10,495	$10,578
12/31/16	$11,785	$10,518	$10,660
1/31/17	$12,744	$11,093	$11,147
2/28/17	$13,158	$11,433	$11,551
3/31/17	$13,249	$11,722	$11,743
4/30/17	$13,313	$11,978	$11,840
5/31/17	$13,275	$12,332	$12,102
6/30/17	$13,316	$12,456	$12,115
7/31/17	$14,263	$13,199	$12,756
8/31/17	$14,690	$13,493	$13,029
9/30/17	$14,485	$13,440	$12,778
10/31/17	$14,908	$13,911	$13,202
11/30/17	$14,744	$13,939	$13,101
12/31/17	$15,474	$14,439	$13,652
1/31/18	$17,047	$15,643	$14,843
2/28/18	$16,170	$14,921	$14,150
3/31/18	$15,761	$14,644	$13,873
4/30/18	$15,973	$14,579	$13,995
5/31/18	$15,197	$14,062	$13,322
6/30/18	$14,341	$13,478	$12,633
7/31/18	$14,840	$13,774	$13,144
8/31/18	$14,242	$13,402	$12,866
9/30/18	$14,452	$13,331	$13,067
10/31/18	$13,304	$12,170	$12,110
11/30/18	$13,677	$12,671	$12,467
12/31/18	$13,315	$12,336	$12,186
1/31/19	$14,471	$13,416	$13,173
2/28/19	$14,370	$13,446	$13,127
3/31/19	$14,182	$13,559	$13,142
4/30/19	$14,413	$13,844	$13,296
5/31/19	$13,792	$12,839	$12,596
6/30/19	$14,717	$13,641	$13,269
7/31/19	$14,327	$13,474	$12,912
8/31/19	$13,271	$12,817	$12,141
9/30/19	$13,633	$13,062	$12,410
10/31/19	$14,182	$13,613	$12,837
11/30/19	$14,182	$13,594	$12,746
12/31/19	$15,223	$14,608	$13,644
1/31/20	$14,182	$13,927	$12,724
2/29/20	$12,852	$13,193	$11,911
3/31/20	$9,715	$11,161	$9,823
4/30/20	$10,785	$12,183	$10,655
5/31/20	$10,915	$12,276	$10,617
6/30/20	$11,625	$13,179	$11,181
7/31/20	$12,302	$14,356	$11,892
8/31/20	$12,699	$14,674	$11,980
9/30/20	$12,410	$14,438	$11,702
10/31/20	$12,349	$14,736	$11,750
11/30/20	$14,448	$16,099	$13,259
12/31/20	$15,949	$17,282	$14,391
1/31/21	$16,344	$17,812	$14,500
2/28/21	$17,373	$17,948	$14,903
3/31/21	$17,784	$17,677	$14,983
4/30/21	$18,826	$18,117	$15,326
5/31/21	$19,480	$18,537	$15,922
6/30/21	$19,482	$18,569	$15,832
7/31/21	$19,087	$17,320	$15,080
8/31/21	$19,501	$17,773	$15,496
9/30/21	$19,063	$17,067	$15,028
10/31/21	$19,042	$17,235	$15,077
11/30/21	$18,083	$16,533	$14,454
12/31/21	$19,105	$16,843	$14,967
1/31/22	$19,245	$16,524	$14,856
2/28/22	$18,242	$16,030	$14,611
3/31/22	$17,757	$15,668	$14,454
4/30/22	$16,731	$14,797	$13,640
5/31/22	$16,856	$14,862	$13,757
6/30/22	$14,831	$13,874	$12,888
7/31/22	$15,156	$13,840	$12,771
8/31/22	$15,481	$13,898	$12,786
9/30/22	$13,805	$12,269	$11,477
10/31/22	$14,080	$11,888	$11,275
11/30/22	$15,756	$13,651	$12,792
12/31/22	$15,844	$13,459	$12,598
1/31/23	$16,646	$14,522	$13,506
2/28/23	$15,872	$13,580	$12,777
3/31/23	$16,286	$13,991	$13,090
4/30/23	$16,756	$13,833	$13,143
5/31/23	$16,480	$13,600	$12,896
6/30/23	$17,197	$14,117	$13,421
7/31/23	$18,618	$14,996	$14,296
8/31/23	$17,921	$14,072	$13,453
9/30/23	$17,641	$13,704	$13,316
10/31/23	$16,419	$13,171	$12,789
11/30/23	$17,953	$14,226	$13,654
12/31/23	$19,282	$14,782	$14,388
1/31/24	$19,196	$14,095	$13,867
2/29/24	$19,887	$14,766	$14,425
3/31/24	$20,090	$15,132	$14,577
4/30/24	$20,590	$15,199	$14,673
5/31/24	$21,325	$15,285	$14,824
6/30/24	$21,494	$15,888	$15,318
7/31/24	$21,403	$15,935	$15,414
8/31/24	$21,828	$16,193	$15,654
9/30/24	$22,838	$17,274	$16,562
10/31/24	$21,297	$16,506	$15,677
11/30/24	$21,045	$15,913	$15,146
12/31/24	$20,799	$15,891	$15,036
1/31/25	$20,895	$16,175	$15,260
2/28/25	$20,831	$16,253	$15,442
3/31/25	$21,439	$16,356	$15,685
4/30/25	$21,053	$16,571	$15,791
5/31/25	$22,276	$17,278	$16,431
6/30/25	$23,570	$18,317	$17,257
7/31/25	$23,899	$18,674	$17,530
8/31/25	$24,491	$18,913	$17,563
9/30/25	$25,076	$20,266	$18,764
10/31/25	$25,914	$21,113	$19,524
11/30/25	$26,249	$20,608	$19,316
12/31/25	$27,120	$21,225	$19,959
1/31/26	$29,879	$23,104	$21,747
2/28/26	$32,060	$24,373	$23,147
3/31/26	$28,834	$21,190	$20,179

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	34.49%	10.15%	11.59%
Class A (including sales charge)	29.44%	9.31%	11.17%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 211,733,000
Holdings Count | Holding	1,278
Advisory Fees Paid, Amount	$ 1,630,000
InvestmentCompanyPortfolioTurnover	915.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000126844
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class C
Trading Symbol	PEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$296	2.54%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	2.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,606	$10,054	$10,135
5/31/16	$9,697	$9,679	$9,553
6/30/16	$10,444	$10,066	$9,965
7/31/16	$11,235	$10,573	$10,500
8/31/16	$11,459	$10,835	$10,697
9/30/16	$11,665	$10,975	$10,778
10/31/16	$12,219	$11,001	$10,938
11/30/16	$11,929	$10,495	$10,578
12/31/16	$12,166	$10,518	$10,660
1/31/17	$13,151	$11,093	$11,147
2/28/17	$13,575	$11,433	$11,551
3/31/17	$13,657	$11,722	$11,743
4/30/17	$13,726	$11,978	$11,840
5/31/17	$13,671	$12,332	$12,102
6/30/17	$13,710	$12,456	$12,115
7/31/17	$14,668	$13,199	$12,756
8/31/17	$15,105	$13,493	$13,029
9/30/17	$14,878	$13,440	$12,778
10/31/17	$15,294	$13,911	$13,202
11/30/17	$15,122	$13,939	$13,101
12/31/17	$15,861	$14,439	$13,652
1/31/18	$17,460	$15,643	$14,843
2/28/18	$16,565	$14,921	$14,150
3/31/18	$16,133	$14,644	$13,873
4/30/18	$16,326	$14,579	$13,995
5/31/18	$15,525	$14,062	$13,322
6/30/18	$14,648	$13,478	$12,633
7/31/18	$15,142	$13,774	$13,144
8/31/18	$14,528	$13,402	$12,866
9/30/18	$14,727	$13,331	$13,067
10/31/18	$13,551	$12,170	$12,110
11/30/18	$13,928	$12,671	$12,467
12/31/18	$13,562	$12,336	$12,186
1/31/19	$14,713	$13,416	$13,173
2/28/19	$14,607	$13,446	$13,127
3/31/19	$14,395	$13,559	$13,142
4/30/19	$14,637	$13,844	$13,296
5/31/19	$14,001	$12,839	$12,596
6/30/19	$14,925	$13,641	$13,269
7/31/19	$14,516	$13,474	$12,912
8/31/19	$13,440	$12,817	$12,141
9/30/19	$13,804	$13,062	$12,410
10/31/19	$14,349	$13,613	$12,837
11/30/19	$14,334	$13,594	$12,746
12/31/19	$15,380	$14,608	$13,644
1/31/20	$14,319	$13,927	$12,724
2/29/20	$12,955	$13,193	$11,911
3/31/20	$9,789	$11,161	$9,823
4/30/20	$10,864	$12,183	$10,655
5/31/20	$11,001	$12,276	$10,617
6/30/20	$11,699	$13,179	$11,181
7/31/20	$12,377	$14,356	$11,892
8/31/20	$12,763	$14,674	$11,980
9/30/20	$12,464	$14,438	$11,702
10/31/20	$12,400	$14,736	$11,750
11/30/20	$14,485	$16,099	$13,259
12/31/20	$15,999	$17,282	$14,391
1/31/21	$16,396	$17,812	$14,500
2/28/21	$17,422	$17,948	$14,903
3/31/21	$17,817	$17,677	$14,983
4/30/21	$18,855	$18,117	$15,326
5/31/21	$19,486	$18,537	$15,922
6/30/21	$19,484	$18,569	$15,832
7/31/21	$19,069	$17,320	$15,080
8/31/21	$19,484	$17,773	$15,496
9/30/21	$19,025	$17,067	$15,028
10/31/21	$19,003	$17,235	$15,077
11/30/21	$18,034	$16,533	$14,454
12/31/21	$19,025	$16,843	$14,967
1/31/22	$19,149	$16,524	$14,856
2/28/22	$18,135	$16,030	$14,611
3/31/22	$17,646	$15,668	$14,454
4/30/22	$16,608	$14,797	$13,640
5/31/22	$16,714	$14,862	$13,757
6/30/22	$14,718	$13,874	$12,888
7/31/22	$15,011	$13,840	$12,771
8/31/22	$15,330	$13,898	$12,786
9/30/22	$13,654	$12,269	$11,477
10/31/22	$13,920	$11,888	$11,275
11/30/22	$15,570	$13,651	$12,792
12/31/22	$15,664	$13,459	$12,598
1/31/23	$16,406	$14,522	$13,506
2/28/23	$15,664	$13,580	$12,777
3/31/23	$16,050	$13,991	$13,090
4/30/23	$16,525	$13,833	$13,143
5/31/23	$16,228	$13,600	$12,896
6/30/23	$16,946	$14,117	$13,421
7/31/23	$18,350	$14,996	$14,296
8/31/23	$17,633	$14,072	$13,453
9/30/23	$17,335	$13,704	$13,316
10/31/23	$16,147	$13,171	$12,789
11/30/23	$17,640	$14,226	$13,654
12/31/23	$18,936	$14,782	$14,388
1/31/24	$18,844	$14,095	$13,867
2/29/24	$19,522	$14,766	$14,425
3/31/24	$19,679	$15,132	$14,577
4/30/24	$20,152	$15,199	$14,673
5/31/24	$20,878	$15,285	$14,824
6/30/24	$21,007	$15,888	$15,318
7/31/24	$20,942	$15,935	$15,414
8/31/24	$21,334	$16,193	$15,654
9/30/24	$22,323	$17,274	$16,562
10/31/24	$20,764	$16,506	$15,677
11/30/24	$20,527	$15,913	$15,146
12/31/24	$20,294	$15,891	$15,036
1/31/25	$20,362	$16,175	$15,260
2/28/25	$20,294	$16,253	$15,442
3/31/25	$20,875	$16,356	$15,685
4/30/25	$20,495	$16,571	$15,791
5/31/25	$21,670	$17,278	$16,431
6/30/25	$22,928	$18,317	$17,257
7/31/25	$23,211	$18,674	$17,530
8/31/25	$23,777	$18,913	$17,563
9/30/25	$24,304	$20,266	$18,764
10/31/25	$25,097	$21,113	$19,524
11/30/25	$25,422	$20,608	$19,316
12/31/25	$26,223	$21,225	$19,959
1/31/26	$28,900	$23,104	$21,747
2/28/26	$30,990	$24,373	$23,147
3/31/26	$27,854	$21,190	$20,179

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	33.43%	9.35%	10.79%
Class C (including sales charge)	32.43%	9.35%	10.79%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 211,733,000
Holdings Count | Holding	1,278
Advisory Fees Paid, Amount	$ 1,630,000
InvestmentCompanyPortfolioTurnover	915.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000069768
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Institutional Class
Trading Symbol	PEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$163	1.39%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,061,303	$1,005,436	$1,013,467
5/31/16	$970,626	$967,931	$955,293
6/30/16	$1,047,757	$1,006,616	$996,510
7/31/16	$1,127,171	$1,057,271	$1,049,991
8/31/16	$1,151,508	$1,083,546	$1,069,682
9/30/16	$1,173,198	$1,097,479	$1,077,823
10/31/16	$1,231,023	$1,100,096	$1,093,780
11/30/16	$1,201,468	$1,049,458	$1,057,780
12/31/16	$1,227,681	$1,051,775	$1,065,987
1/31/17	$1,327,873	$1,109,331	$1,114,671
2/28/17	$1,371,957	$1,143,290	$1,155,114
3/31/17	$1,382,644	$1,172,150	$1,174,262
4/30/17	$1,389,324	$1,197,811	$1,184,000
5/31/17	$1,385,316	$1,233,224	$1,210,222
6/30/17	$1,390,347	$1,245,640	$1,211,460
7/31/17	$1,489,461	$1,319,892	$1,275,569
8/31/17	$1,534,888	$1,349,332	$1,302,892
9/30/17	$1,515,173	$1,343,967	$1,277,781
10/31/17	$1,558,745	$1,391,081	$1,320,196
11/30/17	$1,541,878	$1,393,873	$1,310,070
12/31/17	$1,618,467	$1,443,910	$1,365,185
1/31/18	$1,783,910	$1,564,255	$1,484,296
2/28/18	$1,693,276	$1,492,111	$1,414,979
3/31/18	$1,651,985	$1,464,368	$1,387,276
4/30/18	$1,672,398	$1,457,889	$1,399,519
5/31/18	$1,592,204	$1,406,230	$1,332,163
6/30/18	$1,503,630	$1,347,805	$1,263,270
7/31/18	$1,556,700	$1,377,414	$1,314,395
8/31/18	$1,494,785	$1,340,168	$1,286,599
9/30/18	$1,516,011	$1,333,058	$1,306,733
10/31/18	$1,396,992	$1,216,970	$1,211,042
11/30/18	$1,437,161	$1,267,122	$1,246,719
12/31/18	$1,399,966	$1,233,554	$1,218,590
1/31/19	$1,521,507	$1,341,561	$1,317,306
2/28/19	$1,511,003	$1,344,576	$1,312,687
3/31/19	$1,491,497	$1,355,860	$1,314,229
4/30/19	$1,517,005	$1,384,406	$1,329,640
5/31/19	$1,452,484	$1,283,949	$1,259,628
6/30/19	$1,550,016	$1,364,084	$1,326,939
7/31/19	$1,509,503	$1,347,404	$1,291,209
8/31/19	$1,398,466	$1,281,709	$1,214,105
9/30/19	$1,437,479	$1,306,176	$1,240,975
10/31/19	$1,495,998	$1,361,254	$1,283,727
11/30/19	$1,495,998	$1,359,380	$1,274,610
12/31/19	$1,607,137	$1,460,797	$1,364,377
1/31/20	$1,497,183	$1,392,702	$1,272,361
2/29/20	$1,355,598	$1,319,260	$1,191,066
3/31/20	$1,025,736	$1,116,065	$982,300
4/30/20	$1,138,703	$1,218,266	$1,065,530
5/31/20	$1,153,765	$1,227,625	$1,061,667
6/30/20	$1,230,000	$1,317,867	$1,118,125
7/31/20	$1,302,082	$1,435,632	$1,189,209
8/31/20	$1,343,491	$1,467,368	$1,198,044
9/30/20	$1,312,999	$1,443,831	$1,170,193
10/31/20	$1,308,242	$1,473,578	$1,174,993
11/30/20	$1,530,246	$1,609,865	$1,325,859
12/31/20	$1,691,430	$1,728,212	$1,439,078
1/31/21	$1,734,293	$1,781,197	$1,450,033
2/28/21	$1,844,747	$1,794,820	$1,490,293
3/31/21	$1,888,191	$1,767,712	$1,498,272
4/30/21	$1,998,504	$1,811,725	$1,532,639
5/31/21	$2,068,368	$1,853,739	$1,592,242
6/30/21	$2,071,659	$1,856,934	$1,583,186
7/31/21	$2,028,621	$1,731,964	$1,507,986
8/31/21	$2,073,615	$1,777,301	$1,549,560
9/30/21	$2,027,410	$1,706,670	$1,502,828
10/31/21	$2,027,410	$1,723,502	$1,507,655
11/30/21	$1,925,597	$1,653,267	$1,445,401
12/31/21	$2,034,557	$1,684,285	$1,496,668
1/31/22	$2,049,055	$1,652,403	$1,485,596
2/28/22	$1,942,736	$1,603,012	$1,461,071
3/31/22	$1,893,247	$1,566,808	$1,445,428
4/30/22	$1,784,469	$1,479,651	$1,363,965
5/31/22	$1,797,419	$1,486,166	$1,375,722
6/30/22	$1,582,454	$1,387,410	$1,288,846
7/31/22	$1,616,123	$1,384,001	$1,277,141
8/31/22	$1,652,382	$1,389,780	$1,278,582
9/30/22	$1,473,676	$1,226,853	$1,147,656
10/31/22	$1,504,755	$1,188,762	$1,127,501
11/30/22	$1,680,871	$1,365,075	$1,279,173
12/31/22	$1,692,703	$1,345,889	$1,259,765
1/31/23	$1,778,337	$1,452,163	$1,350,574
2/28/23	$1,698,412	$1,358,001	$1,277,657
3/31/23	$1,744,084	$1,399,131	$1,309,004
4/30/23	$1,795,464	$1,383,276	$1,314,279
5/31/23	$1,764,065	$1,360,041	$1,289,639
6/30/23	$1,842,137	$1,411,680	$1,342,062
7/31/23	$1,997,567	$1,499,560	$1,429,585
8/31/23	$1,922,730	$1,407,186	$1,345,270
9/30/23	$1,892,601	$1,370,386	$1,331,577
10/31/23	$1,763,493	$1,317,141	$1,278,925
11/30/23	$1,927,812	$1,422,551	$1,365,358
12/31/23	$2,070,357	$1,478,164	$1,438,810
1/31/24	$2,064,408	$1,409,529	$1,386,655
2/29/24	$2,138,774	$1,476,583	$1,442,519
3/31/24	$2,161,393	$1,513,172	$1,457,719
4/30/24	$2,213,072	$1,519,942	$1,467,290
5/31/24	$2,295,150	$1,528,526	$1,482,376
6/30/24	$2,311,099	$1,588,818	$1,531,756
7/31/24	$2,307,959	$1,593,545	$1,541,433
8/31/24	$2,351,921	$1,619,274	$1,565,430
9/30/24	$2,462,350	$1,727,401	$1,656,156
10/31/24	$2,296,678	$1,650,578	$1,567,718
11/30/24	$2,270,690	$1,591,272	$1,514,562
12/31/24	$2,244,564	$1,589,087	$1,503,643
1/31/25	$2,254,437	$1,617,486	$1,526,021
2/28/25	$2,251,146	$1,625,322	$1,544,220
3/31/25	$2,315,728	$1,635,609	$1,568,538
4/30/25	$2,275,802	$1,657,105	$1,579,092
5/31/25	$2,408,889	$1,727,800	$1,643,115
6/30/25	$2,551,281	$1,831,687	$1,725,663
7/31/25	$2,585,298	$1,867,385	$1,752,974
8/31/25	$2,653,332	$1,891,337	$1,756,341
9/30/25	$2,712,631	$2,026,632	$1,876,432
10/31/25	$2,806,169	$2,111,328	$1,952,401
11/30/25	$2,844,278	$2,060,835	$1,931,642
12/31/25	$2,937,290	$2,122,481	$1,995,948
1/31/26	$3,236,654	$2,310,379	$2,174,652
2/28/26	$3,476,146	$2,437,343	$2,314,712
3/31/26	$3,127,556	$2,118,978	$2,017,917

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	35.06%	10.62%	12.08%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 211,733,000
Holdings Count | Holding	1,278
Advisory Fees Paid, Amount	$ 1,630,000
InvestmentCompanyPortfolioTurnover	915.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000069770
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	I-2
Trading Symbol	PEFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$175	1.49%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns versus the MSCI Emerging Markets Value Index (“Index”).

  Overweight exposure to, and security selection in, the materials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy detracted from performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,061,303	$1,005,436	$1,013,467
5/31/16	$970,626	$967,931	$955,293
6/30/16	$1,046,205	$1,006,616	$996,510
7/31/16	$1,126,879	$1,057,271	$1,049,991
8/31/16	$1,151,209	$1,083,546	$1,069,682
9/30/16	$1,171,895	$1,097,479	$1,077,823
10/31/16	$1,229,719	$1,100,096	$1,093,780
11/30/16	$1,200,164	$1,049,458	$1,057,780
12/31/16	$1,226,489	$1,051,775	$1,065,987
1/31/17	$1,326,692	$1,109,331	$1,114,671
2/28/17	$1,370,782	$1,143,290	$1,155,114
3/31/17	$1,380,134	$1,172,150	$1,174,262
4/30/17	$1,386,814	$1,197,811	$1,184,000
5/31/17	$1,382,806	$1,233,224	$1,210,222
6/30/17	$1,388,799	$1,245,640	$1,211,460
7/31/17	$1,487,900	$1,319,892	$1,275,569
8/31/17	$1,531,945	$1,349,332	$1,302,892
9/30/17	$1,511,926	$1,343,967	$1,277,781
10/31/17	$1,555,485	$1,391,081	$1,320,196
11/30/17	$1,538,623	$1,393,873	$1,310,070
12/31/17	$1,614,749	$1,443,910	$1,365,185
1/31/18	$1,779,959	$1,564,255	$1,484,296
2/28/18	$1,689,453	$1,492,111	$1,414,979
3/31/18	$1,646,559	$1,464,368	$1,387,276
4/30/18	$1,668,396	$1,457,889	$1,399,519
5/31/18	$1,588,325	$1,406,230	$1,332,163
6/30/18	$1,500,165	$1,347,805	$1,263,270
7/31/18	$1,551,641	$1,377,414	$1,314,395
8/31/18	$1,489,870	$1,340,168	$1,286,599
9/30/18	$1,512,012	$1,333,058	$1,306,733
10/31/18	$1,393,306	$1,216,970	$1,211,042
11/30/18	$1,433,369	$1,267,122	$1,246,719
12/31/18	$1,395,751	$1,233,554	$1,218,590
1/31/19	$1,516,925	$1,341,561	$1,317,306
2/28/19	$1,506,453	$1,344,576	$1,312,687
3/31/19	$1,487,006	$1,355,860	$1,314,229
4/30/19	$1,510,941	$1,384,406	$1,329,640
5/31/19	$1,448,110	$1,283,949	$1,259,628
6/30/19	$1,543,853	$1,364,084	$1,326,939
7/31/19	$1,504,957	$1,347,404	$1,291,209
8/31/19	$1,392,759	$1,281,709	$1,214,105
9/30/19	$1,431,654	$1,306,176	$1,240,975
10/31/19	$1,489,998	$1,361,254	$1,283,727
11/30/19	$1,489,998	$1,359,380	$1,274,610
12/31/19	$1,600,056	$1,460,797	$1,364,377
1/31/20	$1,490,484	$1,392,702	$1,272,361
2/29/20	$1,350,892	$1,319,260	$1,191,066
3/31/20	$1,020,674	$1,116,065	$982,300
4/30/20	$1,133,248	$1,218,266	$1,065,530
5/31/20	$1,148,258	$1,227,625	$1,061,667
6/30/20	$1,222,550	$1,317,867	$1,118,125
7/31/20	$1,294,375	$1,435,632	$1,189,209
8/31/20	$1,335,636	$1,467,368	$1,198,044
9/30/20	$1,306,837	$1,443,831	$1,170,193
10/31/20	$1,300,517	$1,473,578	$1,174,993
11/30/20	$1,521,747	$1,609,865	$1,325,859
12/31/20	$1,682,086	$1,728,212	$1,439,078
1/31/21	$1,724,796	$1,781,197	$1,450,033
2/28/21	$1,833,211	$1,794,820	$1,490,293
3/31/21	$1,878,430	$1,767,712	$1,498,272
4/30/21	$1,988,387	$1,811,725	$1,532,639
5/31/21	$2,056,194	$1,853,739	$1,592,242
6/30/21	$2,059,258	$1,856,934	$1,583,186
7/31/21	$2,016,357	$1,731,964	$1,507,986
8/31/21	$2,061,208	$1,777,301	$1,549,560
9/30/21	$2,012,423	$1,706,670	$1,502,828
10/31/21	$2,014,630	$1,723,502	$1,507,655
11/30/21	$1,913,126	$1,653,267	$1,445,401
12/31/21	$2,020,784	$1,684,285	$1,496,668
1/31/22	$2,035,253	$1,652,403	$1,485,596
2/28/22	$1,929,149	$1,603,012	$1,461,071
3/31/22	$1,879,155	$1,566,808	$1,445,428
4/30/22	$1,770,593	$1,479,651	$1,363,965
5/31/22	$1,783,517	$1,486,166	$1,375,722
6/30/22	$1,568,978	$1,387,410	$1,288,846
7/31/22	$1,605,166	$1,384,001	$1,277,141
8/31/22	$1,641,353	$1,389,780	$1,278,582
9/30/22	$1,463,001	$1,226,853	$1,147,656
10/31/22	$1,491,434	$1,188,762	$1,127,501
11/30/22	$1,669,786	$1,365,075	$1,279,173
12/31/22	$1,679,041	$1,345,889	$1,259,765
1/31/23	$1,761,710	$1,452,163	$1,350,574
2/28/23	$1,684,742	$1,358,001	$1,277,657
3/31/23	$1,727,502	$1,399,131	$1,309,004
4/30/23	$1,781,665	$1,383,276	$1,314,279
5/31/23	$1,750,307	$1,360,041	$1,289,639
6/30/23	$1,827,982	$1,411,680	$1,342,062
7/31/23	$1,980,314	$1,499,560	$1,429,585
8/31/23	$1,905,585	$1,407,186	$1,345,270
9/30/23	$1,875,051	$1,370,386	$1,331,577
10/31/23	$1,746,141	$1,317,141	$1,278,925
11/30/23	$1,910,208	$1,422,551	$1,365,358
12/31/23	$2,051,823	$1,478,164	$1,438,810
1/31/24	$2,042,915	$1,409,529	$1,386,655
2/29/24	$2,117,149	$1,476,583	$1,442,519
3/31/24	$2,139,251	$1,513,172	$1,457,719
4/30/24	$2,190,835	$1,519,942	$1,467,290
5/31/24	$2,272,764	$1,528,526	$1,482,376
6/30/24	$2,288,209	$1,588,818	$1,531,756
7/31/24	$2,285,075	$1,593,545	$1,541,433
8/31/24	$2,328,958	$1,619,274	$1,565,430
9/30/24	$2,438,520	$1,727,401	$1,656,156
10/31/24	$2,273,142	$1,650,578	$1,567,718
11/30/24	$2,247,200	$1,591,272	$1,514,562
12/31/24	$2,222,940	$1,589,087	$1,503,643
1/31/25	$2,229,507	$1,617,486	$1,526,021
2/28/25	$2,226,224	$1,625,322	$1,544,220
3/31/25	$2,290,202	$1,635,609	$1,568,538
4/30/25	$2,250,372	$1,657,105	$1,579,092
5/31/25	$2,379,818	$1,727,800	$1,643,115
6/30/25	$2,521,354	$1,831,687	$1,725,663
7/31/25	$2,555,289	$1,867,385	$1,752,974
8/31/25	$2,619,765	$1,891,337	$1,756,341
9/30/25	$2,682,737	$2,026,632	$1,876,432
10/31/25	$2,772,623	$2,111,328	$1,952,401
11/30/25	$2,810,651	$2,060,835	$1,931,642
12/31/25	$2,902,871	$2,122,481	$1,995,948
1/31/26	$3,198,078	$2,310,379	$2,174,652
2/28/26	$3,433,541	$2,437,343	$2,314,712
3/31/26	$3,088,165	$2,118,978	$2,017,917

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	34.84%	10.45%	11.94%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 211,733,000
Holdings Count | Holding	1,278
Advisory Fees Paid, Amount	$ 1,630,000
InvestmentCompanyPortfolioTurnover	915.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,733
# of Portfolio Holdings	1,278
Portfolio Turnover Rate	915%
Total Net Advisory Fees Paid During the Reporting Period	$1,630
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.4%
Asset-Backed Securities	18.5%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	8.9%
Exchange-Traded Funds	3.6%
Corporate Bonds & Notes	2.5%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	34.7%
Affiliated Investments	17.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(98.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026531
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class A
Trading Symbol	PIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.41%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,794	$10,039	$10,210
5/31/16	$9,895	$10,219	$10,369
6/30/16	$9,980	$10,246	$10,458
7/31/16	$10,351	$10,623	$10,762
8/31/16	$10,368	$10,638	$10,845
9/30/16	$10,452	$10,640	$10,822
10/31/16	$10,300	$10,446	$10,655
11/30/16	$10,908	$10,833	$11,263
12/31/16	$11,212	$11,047	$11,545
1/31/17	$11,381	$11,257	$11,627
2/28/17	$11,786	$11,704	$12,045
3/31/17	$11,753	$11,717	$11,922
4/30/17	$11,736	$11,838	$11,900
5/31/17	$11,685	$12,004	$11,888
6/30/17	$11,816	$12,079	$12,082
7/31/17	$12,056	$12,327	$12,243
8/31/17	$11,988	$12,365	$12,100
9/30/17	$12,400	$12,620	$12,459
10/31/17	$12,626	$12,915	$12,549
11/30/17	$13,061	$13,311	$12,934
12/31/17	$13,318	$13,459	$13,122
1/31/18	$13,991	$14,229	$13,630
2/28/18	$13,463	$13,705	$12,979
3/31/18	$13,116	$13,357	$12,751
4/30/18	$13,245	$13,408	$12,793
5/31/18	$13,428	$13,731	$12,869
6/30/18	$13,487	$13,815	$12,901
7/31/18	$14,021	$14,329	$13,411
8/31/18	$14,298	$14,796	$13,609
9/30/18	$14,391	$14,881	$13,636
10/31/18	$13,539	$13,864	$12,930
11/30/18	$13,650	$14,146	$13,316
12/31/18	$12,199	$12,869	$12,038
1/31/19	$13,232	$13,900	$12,974
2/28/19	$13,644	$14,346	$13,389
3/31/19	$13,686	$14,625	$13,474
4/30/19	$14,119	$15,217	$13,952
5/31/19	$12,984	$14,250	$13,055
6/30/19	$13,989	$15,255	$13,992
7/31/19	$14,134	$15,474	$14,108
8/31/19	$13,492	$15,229	$13,693
9/30/19	$14,046	$15,514	$14,182
10/31/19	$14,359	$15,850	$14,380
11/30/19	$14,839	$16,425	$14,825
12/31/19	$15,371	$16,921	$15,232
1/31/20	$15,032	$16,914	$14,905
2/29/20	$13,434	$15,522	$13,461
3/31/20	$10,554	$13,605	$11,161
4/30/20	$11,985	$15,349	$12,415
5/31/20	$12,495	$16,080	$12,841
6/30/20	$12,751	$16,399	$12,756
7/31/20	$13,274	$17,324	$13,260
8/31/20	$13,996	$18,569	$13,808
9/30/20	$13,613	$17,864	$13,469
10/31/20	$13,383	$17,389	$13,292
11/30/20	$15,350	$19,292	$15,080
12/31/20	$16,011	$20,034	$15,658
1/31/21	$16,775	$19,832	$15,515
2/28/21	$17,249	$20,378	$16,452
3/31/21	$18,411	$21,271	$17,420
4/30/21	$18,869	$22,406	$18,117
5/31/21	$19,470	$22,563	$18,540
6/30/21	$19,506	$23,089	$18,328
7/31/21	$19,387	$23,638	$18,474
8/31/21	$19,864	$24,357	$18,840
9/30/21	$18,940	$23,224	$18,185
10/31/21	$19,317	$24,851	$19,108
11/30/21	$19,034	$24,679	$18,435
12/31/21	$20,312	$25,785	$19,598
1/31/22	$20,059	$24,450	$19,141
2/28/22	$19,648	$23,718	$18,919
3/31/22	$20,149	$24,599	$19,453
4/30/22	$19,136	$22,454	$18,356
5/31/22	$19,528	$22,495	$18,713
6/30/22	$16,904	$20,638	$17,078
7/31/22	$18,159	$22,541	$18,210
8/31/22	$17,961	$21,622	$17,668
9/30/22	$16,191	$19,631	$16,118
10/31/22	$18,495	$21,220	$17,771
11/30/22	$19,596	$22,406	$18,882
12/31/22	$18,509	$21,115	$18,121
1/31/23	$19,540	$22,442	$19,060
2/28/23	$18,738	$21,894	$18,387
3/31/23	$18,902	$22,698	$18,303
4/30/23	$18,648	$23,052	$18,579
5/31/23	$18,101	$23,152	$17,862
6/30/23	$19,271	$24,682	$19,049
7/31/23	$20,047	$25,475	$19,718
8/31/23	$19,830	$25,069	$19,186
9/30/23	$19,351	$23,874	$18,445
10/31/23	$18,861	$23,372	$17,795
11/30/23	$20,419	$25,507	$19,137
12/31/23	$21,823	$26,665	$20,197
1/31/24	$22,019	$27,114	$20,218
2/29/24	$22,869	$28,561	$20,964
3/31/24	$24,463	$29,480	$22,012
4/30/24	$22,586	$28,276	$21,072
5/31/24	$23,771	$29,678	$21,740
6/30/24	$24,046	$30,743	$21,535
7/31/24	$24,890	$31,117	$22,636
8/31/24	$24,672	$31,872	$23,243
9/30/24	$25,118	$32,553	$23,566
10/31/24	$24,173	$32,258	$23,307
11/30/24	$25,758	$34,151	$24,795
12/31/24	$24,261	$33,337	$23,099
1/31/25	$25,441	$34,265	$24,168
2/28/25	$25,611	$33,818	$24,266
3/31/25	$24,529	$31,913	$23,593
4/30/25	$23,529	$31,696	$22,873
5/31/25	$24,486	$33,692	$23,677
6/30/25	$25,786	$35,405	$24,486
7/31/25	$25,713	$36,199	$24,627
8/31/25	$27,119	$36,933	$25,411
9/30/25	$28,025	$38,281	$25,791
10/31/25	$28,539	$39,178	$25,905
11/30/25	$29,259	$39,274	$26,593
12/31/25	$29,346	$39,298	$26,773
1/31/26	$30,642	$39,868	$27,995
2/28/26	$31,691	$39,565	$28,721
3/31/26	$31,123	$37,594	$27,336

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	26.88%	11.07%	12.45%
Class A (including sales charge)	22.12%	10.23%	12.02%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,150,508,000
Holdings Count | Holding	1,702
Advisory Fees Paid, Amount	$ 5,829,000
InvestmentCompanyPortfolioTurnover	870.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026532
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class C
Trading Symbol	PIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.16%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,168	$10,039	$10,210
5/31/16	$10,262	$10,219	$10,369
6/30/16	$10,336	$10,246	$10,458
7/31/16	$10,729	$10,623	$10,762
8/31/16	$10,729	$10,638	$10,845
9/30/16	$10,804	$10,640	$10,822
10/31/16	$10,654	$10,446	$10,655
11/30/16	$11,271	$10,833	$11,263
12/31/16	$11,570	$11,047	$11,545
1/31/17	$11,738	$11,257	$11,627
2/28/17	$12,150	$11,704	$12,045
3/31/17	$12,112	$11,717	$11,922
4/30/17	$12,093	$11,838	$11,900
5/31/17	$12,019	$12,004	$11,888
6/30/17	$12,147	$12,079	$12,082
7/31/17	$12,394	$12,327	$12,243
8/31/17	$12,318	$12,365	$12,100
9/30/17	$12,731	$12,620	$12,459
10/31/17	$12,962	$12,915	$12,549
11/30/17	$13,404	$13,311	$12,934
12/31/17	$13,645	$13,459	$13,122
1/31/18	$14,330	$14,229	$13,630
2/28/18	$13,766	$13,705	$12,979
3/31/18	$13,421	$13,357	$12,751
4/30/18	$13,543	$13,408	$12,793
5/31/18	$13,726	$13,731	$12,869
6/30/18	$13,774	$13,815	$12,901
7/31/18	$14,303	$14,329	$13,411
8/31/18	$14,589	$14,796	$13,609
9/30/18	$14,667	$14,881	$13,636
10/31/18	$13,808	$13,864	$12,930
11/30/18	$13,889	$14,146	$13,316
12/31/18	$12,399	$12,869	$12,038
1/31/19	$13,458	$13,900	$12,974
2/28/19	$13,849	$14,346	$13,389
3/31/19	$13,895	$14,625	$13,474
4/30/19	$14,332	$15,217	$13,952
5/31/19	$13,159	$14,250	$13,055
6/30/19	$14,192	$15,255	$13,992
7/31/19	$14,330	$15,474	$14,108
8/31/19	$13,639	$15,229	$13,693
9/30/19	$14,207	$15,514	$14,182
10/31/19	$14,508	$15,850	$14,380
11/30/19	$14,996	$16,425	$14,825
12/31/19	$15,537	$16,921	$15,232
1/31/20	$15,155	$16,914	$14,905
2/29/20	$13,544	$15,522	$13,461
3/31/20	$10,627	$13,605	$11,161
4/30/20	$12,075	$15,349	$12,415
5/31/20	$12,567	$16,080	$12,841
6/30/20	$12,812	$16,399	$12,756
7/31/20	$13,346	$17,324	$13,260
8/31/20	$14,048	$18,569	$13,808
9/30/20	$13,646	$17,864	$13,469
10/31/20	$13,444	$17,389	$13,292
11/30/20	$15,406	$19,292	$15,080
12/31/20	$16,035	$20,034	$15,658
1/31/21	$16,810	$19,832	$15,515
2/28/21	$17,257	$20,378	$16,452
3/31/21	$18,415	$21,271	$17,420
4/30/21	$18,873	$22,406	$18,117
5/31/21	$19,429	$22,563	$18,540
6/30/21	$19,480	$23,089	$18,328
7/31/21	$19,343	$23,638	$18,474
8/31/21	$19,823	$24,357	$18,840
9/30/21	$18,864	$23,224	$18,185
10/31/21	$19,226	$24,851	$19,108
11/30/21	$18,973	$24,679	$18,435
12/31/21	$20,226	$25,785	$19,598
1/31/22	$19,934	$24,450	$19,141
2/28/22	$19,532	$23,718	$18,919
3/31/22	$20,005	$24,599	$19,453
4/30/22	$18,984	$22,454	$18,356
5/31/22	$19,362	$22,495	$18,713
6/30/22	$16,757	$20,638	$17,078
7/31/22	$17,981	$22,541	$18,210
8/31/22	$17,751	$21,622	$17,668
9/30/22	$16,018	$19,631	$16,118
10/31/22	$18,262	$21,220	$17,771
11/30/22	$19,345	$22,406	$18,882
12/31/22	$18,276	$21,115	$18,121
1/31/23	$19,271	$22,442	$19,060
2/28/23	$18,502	$21,894	$18,387
3/31/23	$18,623	$22,698	$18,303
4/30/23	$18,366	$23,052	$18,579
5/31/23	$17,809	$23,152	$17,862
6/30/23	$18,955	$24,682	$19,049
7/31/23	$19,693	$25,475	$19,718
8/31/23	$19,467	$25,069	$19,186
9/30/23	$18,992	$23,874	$18,445
10/31/23	$18,504	$23,372	$17,795
11/30/23	$20,015	$25,507	$19,137
12/31/23	$21,377	$26,665	$20,197
1/31/24	$21,563	$27,114	$20,218
2/29/24	$22,369	$28,561	$20,964
3/31/24	$23,918	$29,480	$22,012
4/30/24	$22,081	$28,276	$21,072
5/31/24	$23,205	$29,678	$21,740
6/30/24	$23,472	$30,743	$21,535
7/31/24	$24,267	$31,117	$22,636
8/31/24	$24,056	$31,872	$23,243
9/30/24	$24,467	$32,553	$23,566
10/31/24	$23,534	$32,258	$23,307
11/30/24	$25,066	$34,151	$24,795
12/31/24	$23,593	$33,337	$23,099
1/31/25	$24,720	$34,265	$24,168
2/28/25	$24,874	$33,818	$24,266
3/31/25	$23,812	$31,913	$23,593
4/30/25	$22,816	$31,696	$22,873
5/31/25	$23,725	$33,692	$23,677
6/30/25	$24,984	$35,405	$24,486
7/31/25	$24,896	$36,199	$24,627
8/31/25	$26,239	$36,933	$25,411
9/30/25	$27,095	$38,281	$25,791
10/31/25	$27,573	$39,178	$25,905
11/30/25	$28,264	$39,274	$26,593
12/31/25	$28,324	$39,298	$26,773
1/31/26	$29,546	$39,868	$27,995
2/28/26	$30,562	$39,565	$28,721
3/31/26	$29,979	$37,594	$27,336

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	25.90%	10.24%	11.60%
Class C (including sales charge)	24.90%	10.24%	11.60%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,150,508,000
Holdings Count | Holding	1,702
Advisory Fees Paid, Amount	$ 5,829,000
InvestmentCompanyPortfolioTurnover	870.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026529
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Institutional Class
Trading Symbol	PXTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.01%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,018,550	$1,003,877	$1,021,010
5/31/16	$1,028,668	$1,021,904	$1,036,866
6/30/16	$1,037,099	$1,024,552	$1,045,835
7/31/16	$1,077,572	$1,062,326	$1,076,206
8/31/16	$1,079,258	$1,063,818	$1,084,504
9/30/16	$1,087,690	$1,064,019	$1,082,248
10/31/16	$1,074,199	$1,044,610	$1,065,495
11/30/16	$1,136,594	$1,083,297	$1,126,345
12/31/16	$1,168,634	$1,104,710	$1,154,493
1/31/17	$1,185,497	$1,125,662	$1,162,713
2/28/17	$1,229,342	$1,170,357	$1,204,489
3/31/17	$1,227,656	$1,171,723	$1,192,215
4/30/17	$1,225,970	$1,183,756	$1,189,974
5/31/17	$1,219,224	$1,200,415	$1,188,808
6/30/17	$1,233,123	$1,207,907	$1,208,245
7/31/17	$1,258,849	$1,232,745	$1,224,302
8/31/17	$1,251,989	$1,236,519	$1,210,039
9/30/17	$1,296,136	$1,262,026	$1,245,880
10/31/17	$1,320,460	$1,291,476	$1,254,925
11/30/17	$1,367,371	$1,331,085	$1,293,351
12/31/17	$1,394,479	$1,345,885	$1,312,234
1/31/18	$1,465,293	$1,422,942	$1,362,965
2/28/18	$1,409,005	$1,370,497	$1,297,884
3/31/18	$1,373,655	$1,335,668	$1,275,054
4/30/18	$1,386,475	$1,340,793	$1,279,261
5/31/18	$1,406,622	$1,373,082	$1,286,860
6/30/18	$1,415,283	$1,381,533	$1,290,052
7/31/18	$1,470,495	$1,432,945	$1,341,112
8/31/18	$1,501,782	$1,479,638	$1,360,934
9/30/18	$1,510,645	$1,488,060	$1,363,628
10/31/18	$1,421,784	$1,386,351	$1,293,020
11/30/18	$1,432,891	$1,414,602	$1,331,629
12/31/18	$1,281,500	$1,286,877	$1,203,753
1/31/19	$1,392,399	$1,390,001	$1,297,441
2/28/19	$1,433,473	$1,434,632	$1,338,894
3/31/19	$1,437,580	$1,462,509	$1,347,409
4/30/19	$1,486,869	$1,521,726	$1,395,202
5/31/19	$1,365,701	$1,425,023	$1,305,491
6/30/19	$1,472,871	$1,525,453	$1,399,199
7/31/19	$1,489,350	$1,547,377	$1,410,798
8/31/19	$1,421,372	$1,522,866	$1,369,306
9/30/19	$1,479,848	$1,551,360	$1,418,163
10/31/19	$1,513,103	$1,584,962	$1,437,989
11/30/19	$1,565,064	$1,642,494	$1,482,452
12/31/19	$1,621,410	$1,692,068	$1,523,234
1/31/20	$1,585,539	$1,691,405	$1,490,469
2/29/20	$1,418,136	$1,552,170	$1,346,117
3/31/20	$1,113,245	$1,360,457	$1,116,079
4/30/20	$1,266,796	$1,534,859	$1,241,549
5/31/20	$1,319,580	$1,607,961	$1,284,097
6/30/20	$1,348,033	$1,639,939	$1,275,571
7/31/20	$1,404,611	$1,732,407	$1,325,994
8/31/20	$1,480,869	$1,856,933	$1,380,824
9/30/20	$1,439,622	$1,786,376	$1,346,911
10/31/20	$1,416,931	$1,738,869	$1,329,212
11/30/20	$1,626,193	$1,929,213	$1,508,005
12/31/20	$1,695,508	$2,003,388	$1,565,822
1/31/21	$1,778,595	$1,983,162	$1,551,479
2/28/21	$1,827,929	$2,037,848	$1,645,234
3/31/21	$1,951,662	$2,127,097	$1,742,040
4/30/21	$2,002,209	$2,240,617	$1,811,704
5/31/21	$2,063,988	$2,256,266	$1,853,989
6/30/21	$2,068,682	$2,308,938	$1,832,761
7/31/21	$2,057,011	$2,363,787	$1,847,405
8/31/21	$2,109,531	$2,435,659	$1,884,039
9/30/21	$2,009,155	$2,322,377	$1,818,456
10/31/21	$2,051,968	$2,485,087	$1,910,797
11/30/21	$2,024,445	$2,467,868	$1,843,460
12/31/21	$2,160,379	$2,578,469	$1,959,764
1/31/22	$2,132,603	$2,445,041	$1,914,121
2/28/22	$2,092,481	$2,371,833	$1,891,918
3/31/22	$2,145,475	$2,459,898	$1,945,326
4/30/22	$2,037,407	$2,245,390	$1,835,610
5/31/22	$2,081,906	$2,249,509	$1,871,294
6/30/22	$1,802,125	$2,063,826	$1,707,799
7/31/22	$1,937,043	$2,254,120	$1,821,043
8/31/22	$1,914,557	$2,162,193	$1,766,776
9/30/22	$1,727,941	$1,963,058	$1,611,848
10/31/22	$1,974,790	$2,121,990	$1,777,110
11/30/22	$2,091,718	$2,240,575	$1,888,162
12/31/22	$1,974,693	$2,111,486	$1,812,050
1/31/23	$2,088,476	$2,244,159	$1,905,951
2/28/23	$2,004,056	$2,189,404	$1,838,747
3/31/23	$2,019,759	$2,269,786	$1,830,270
4/30/23	$1,994,069	$2,305,214	$1,857,852
5/31/23	$1,936,571	$2,315,234	$1,786,195
6/30/23	$2,062,577	$2,468,213	$1,904,852
7/31/23	$2,145,765	$2,547,505	$1,971,827
8/31/23	$2,122,521	$2,506,944	$1,918,587
9/30/23	$2,073,184	$2,387,418	$1,844,549
10/31/23	$2,021,169	$2,337,219	$1,779,473
11/30/23	$2,188,361	$2,550,667	$1,913,735
12/31/23	$2,340,437	$2,666,546	$2,019,736
1/31/24	$2,361,794	$2,711,355	$2,021,837
2/29/24	$2,453,501	$2,856,129	$2,096,422
3/31/24	$2,624,963	$2,948,024	$2,201,223
4/30/24	$2,425,501	$2,827,613	$2,107,186
5/31/24	$2,552,082	$2,967,819	$2,173,984
6/30/24	$2,584,127	$3,074,311	$2,153,527
7/31/24	$2,674,134	$3,111,733	$2,263,615
8/31/24	$2,653,263	$3,187,213	$2,324,348
9/30/24	$2,700,919	$3,255,283	$2,356,610
10/31/24	$2,599,751	$3,225,762	$2,330,664
11/30/24	$2,772,802	$3,415,118	$2,479,500
12/31/24	$2,612,097	$3,333,707	$2,309,927
1/31/25	$2,739,781	$3,426,543	$2,416,830
2/28/25	$2,758,798	$3,381,833	$2,426,643
3/31/25	$2,643,726	$3,191,285	$2,359,255
4/30/25	$2,535,819	$3,169,646	$2,287,345
5/31/25	$2,639,576	$3,369,158	$2,367,676
6/30/25	$2,781,964	$3,540,489	$2,448,603
7/31/25	$2,774,978	$3,619,947	$2,462,658
8/31/25	$2,927,280	$3,693,330	$2,541,143
9/30/25	$3,025,773	$3,828,137	$2,579,108
10/31/25	$3,083,233	$3,917,767	$2,590,508
11/30/25	$3,161,715	$3,927,370	$2,659,312
12/31/25	$3,171,275	$3,929,774	$2,677,342
1/31/26	$3,313,360	$3,986,756	$2,799,536
2/28/26	$3,427,614	$3,956,458	$2,872,127
3/31/26	$3,367,338	$3,759,445	$2,733,576

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	27.37%	11.53%	12.91%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,150,508,000
Holdings Count | Holding	1,702
Advisory Fees Paid, Amount	$ 5,829,000
InvestmentCompanyPortfolioTurnover	870.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064135
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-2
Trading Symbol	PIXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Russell 1000® Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,949	$1,003,877	$1,021,010
5/31/16	$1,027,119	$1,021,904	$1,036,866
6/30/16	$1,037,288	$1,024,552	$1,045,835
7/31/16	$1,076,271	$1,062,326	$1,076,206
8/31/16	$1,079,661	$1,063,818	$1,084,504
9/30/16	$1,086,441	$1,064,019	$1,082,248
10/31/16	$1,072,881	$1,044,610	$1,065,495
11/30/16	$1,135,593	$1,083,297	$1,126,345
12/31/16	$1,167,797	$1,104,710	$1,154,493
1/31/17	$1,184,746	$1,125,662	$1,162,713
2/28/17	$1,227,119	$1,170,357	$1,204,489
3/31/17	$1,225,424	$1,171,723	$1,192,215
4/30/17	$1,223,729	$1,183,756	$1,189,974
5/31/17	$1,218,644	$1,200,415	$1,188,808
6/30/17	$1,232,388	$1,207,907	$1,208,245
7/31/17	$1,258,242	$1,232,745	$1,224,302
8/31/17	$1,251,348	$1,236,519	$1,210,039
9/30/17	$1,295,399	$1,262,026	$1,245,880
10/31/17	$1,318,094	$1,291,476	$1,254,925
11/30/17	$1,363,486	$1,331,085	$1,293,351
12/31/17	$1,392,140	$1,345,885	$1,312,234
1/31/18	$1,461,473	$1,422,942	$1,362,965
2/28/18	$1,406,736	$1,370,497	$1,297,884
3/31/18	$1,370,948	$1,335,668	$1,275,054
4/30/18	$1,383,829	$1,340,793	$1,279,261
5/31/18	$1,404,072	$1,373,082	$1,286,860
6/30/18	$1,412,521	$1,381,533	$1,290,052
7/31/18	$1,466,138	$1,432,945	$1,341,112
8/31/18	$1,497,568	$1,479,638	$1,360,934
9/30/18	$1,506,094	$1,488,060	$1,363,628
10/31/18	$1,418,703	$1,386,351	$1,293,020
11/30/18	$1,428,000	$1,414,602	$1,331,629
12/31/18	$1,277,669	$1,286,877	$1,203,753
1/31/19	$1,387,066	$1,390,001	$1,297,441
2/28/19	$1,430,412	$1,434,632	$1,338,894
3/31/19	$1,434,540	$1,462,509	$1,347,409
4/30/19	$1,482,014	$1,521,726	$1,395,202
5/31/19	$1,362,297	$1,425,023	$1,305,491
6/30/19	$1,467,762	$1,525,453	$1,399,199
7/31/19	$1,484,323	$1,547,377	$1,410,798
8/31/19	$1,416,007	$1,522,866	$1,369,306
9/30/19	$1,474,450	$1,551,360	$1,418,163
10/31/19	$1,507,865	$1,584,962	$1,437,989
11/30/19	$1,557,988	$1,642,494	$1,482,452
12/31/19	$1,616,602	$1,692,068	$1,523,234
1/31/20	$1,580,517	$1,691,405	$1,490,469
2/29/20	$1,412,121	$1,552,170	$1,346,117
3/31/20	$1,109,880	$1,360,457	$1,116,079
4/30/20	$1,261,886	$1,534,859	$1,241,549
5/31/20	$1,314,967	$1,607,961	$1,284,097
6/30/20	$1,341,061	$1,639,939	$1,275,571
7/31/20	$1,397,970	$1,732,407	$1,325,994
8/31/20	$1,472,198	$1,856,933	$1,380,824
9/30/20	$1,432,532	$1,786,376	$1,346,911
10/31/20	$1,412,248	$1,738,869	$1,329,212
11/30/20	$1,617,620	$1,929,213	$1,508,005
12/31/20	$1,687,015	$2,003,388	$1,565,822
1/31/21	$1,770,583	$1,983,162	$1,551,479
2/28/21	$1,817,589	$2,037,848	$1,645,234
3/31/21	$1,941,458	$2,127,097	$1,742,040
4/30/21	$1,992,326	$2,240,617	$1,811,704
5/31/21	$2,054,498	$2,256,266	$1,853,989
6/30/21	$2,058,853	$2,308,938	$1,832,761
7/31/21	$2,044,168	$2,363,787	$1,847,405
8/31/21	$2,099,972	$2,435,659	$1,884,039
9/30/21	$1,998,478	$2,322,377	$1,818,456
10/31/21	$2,038,509	$2,485,087	$1,910,797
11/30/21	$2,013,875	$2,467,868	$1,843,460
12/31/21	$2,147,036	$2,578,469	$1,959,764
1/31/22	$2,119,072	$2,445,041	$1,914,121
2/28/22	$2,078,679	$2,371,833	$1,891,918
3/31/22	$2,132,282	$2,459,898	$1,945,326
4/30/22	$2,023,427	$2,245,390	$1,835,610
5/31/22	$2,068,249	$2,249,509	$1,871,294
6/30/22	$1,789,301	$2,063,826	$1,707,799
7/31/22	$1,921,962	$2,254,120	$1,821,043
8/31/22	$1,902,548	$2,162,193	$1,766,776
9/30/22	$1,713,939	$1,963,058	$1,611,848
10/31/22	$1,959,255	$2,121,990	$1,777,110
11/30/22	$2,077,006	$2,240,575	$1,888,162
12/31/22	$1,962,129	$2,111,486	$1,812,050
1/31/23	$2,073,193	$2,244,159	$1,905,951
2/28/23	$1,988,044	$2,189,404	$1,838,747
3/31/23	$2,005,120	$2,269,786	$1,830,270
4/30/23	$1,979,208	$2,305,214	$1,857,852
5/31/23	$1,921,213	$2,315,234	$1,786,195
6/30/23	$2,047,073	$2,468,213	$1,904,852
7/31/23	$2,128,512	$2,547,505	$1,971,827
8/31/23	$2,106,301	$2,506,944	$1,918,587
9/30/23	$2,057,031	$2,387,418	$1,844,549
10/31/23	$2,004,575	$2,337,219	$1,779,473
11/30/23	$2,170,686	$2,550,667	$1,913,735
12/31/23	$2,320,915	$2,666,546	$2,019,736
1/31/24	$2,342,452	$2,711,355	$2,021,837
2/29/24	$2,432,400	$2,856,129	$2,096,422
3/31/24	$2,603,599	$2,948,024	$2,201,223
4/30/24	$2,405,009	$2,827,613	$2,107,186
5/31/24	$2,531,384	$2,967,819	$2,173,984
6/30/24	$2,561,928	$3,074,311	$2,153,527
7/31/24	$2,651,405	$3,111,733	$2,263,615
8/31/24	$2,629,036	$3,187,213	$2,324,348
9/30/24	$2,677,801	$3,255,283	$2,356,610
10/31/24	$2,577,081	$3,225,762	$2,330,664
11/30/24	$2,747,634	$3,415,118	$2,479,500
12/31/24	$2,587,484	$3,333,707	$2,309,927
1/31/25	$2,714,940	$3,426,543	$2,416,830
2/28/25	$2,732,756	$3,381,833	$2,426,643
3/31/25	$2,618,835	$3,191,285	$2,359,255
4/30/25	$2,512,741	$3,169,646	$2,287,345
5/31/25	$2,614,647	$3,369,158	$2,367,676
6/30/25	$2,755,032	$3,540,489	$2,448,603
7/31/25	$2,747,982	$3,619,947	$2,462,658
8/31/25	$2,898,846	$3,693,330	$2,541,143
9/30/25	$2,994,748	$3,828,137	$2,579,108
10/31/25	$3,051,306	$3,917,767	$2,590,508
11/30/25	$3,130,487	$3,927,370	$2,659,312
12/31/25	$3,139,586	$3,929,774	$2,677,342
1/31/26	$3,278,597	$3,986,756	$2,799,536
2/28/26	$3,392,468	$3,956,458	$2,872,127
3/31/26	$3,332,369	$3,759,445	$2,733,576

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	27.25%	11.41%	12.79%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,150,508,000
Holdings Count | Holding	1,702
Advisory Fees Paid, Amount	$ 5,829,000
InvestmentCompanyPortfolioTurnover	870.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200440
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-3
Trading Symbol	PXTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$132	1.16%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns versus the Russell 1000 Value Index (“Index”).

  Overweight exposure to, and selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector detracted from relative returns, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index	Russell 1000® Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,018,425	$1,003,877	$1,021,010
5/31/16	$1,028,413	$1,021,904	$1,036,866
6/30/16	$1,036,717	$1,024,552	$1,045,835
7/31/16	$1,077,039	$1,062,326	$1,076,206
8/31/16	$1,078,587	$1,063,818	$1,084,504
9/30/16	$1,086,882	$1,064,019	$1,082,248
10/31/16	$1,073,264	$1,044,610	$1,065,495
11/30/16	$1,135,468	$1,083,297	$1,126,345
12/31/16	$1,167,329	$1,104,710	$1,154,493
1/31/17	$1,184,023	$1,125,662	$1,162,713
2/28/17	$1,227,673	$1,170,357	$1,204,489
3/31/17	$1,225,834	$1,171,723	$1,192,215
4/30/17	$1,224,000	$1,183,756	$1,189,974
5/31/17	$1,217,110	$1,200,415	$1,188,808
6/30/17	$1,230,833	$1,207,907	$1,208,245
7/31/17	$1,256,353	$1,232,745	$1,224,302
8/31/17	$1,249,347	$1,236,519	$1,210,039
9/30/17	$1,293,245	$1,262,026	$1,245,880
10/31/17	$1,317,348	$1,291,476	$1,254,925
11/30/17	$1,363,985	$1,331,085	$1,293,351
12/31/17	$1,390,851	$1,345,885	$1,312,234
1/31/18	$1,461,295	$1,422,942	$1,362,965
2/28/18	$1,404,999	$1,370,497	$1,297,884
3/31/18	$1,369,571	$1,335,668	$1,275,054
4/30/18	$1,382,118	$1,340,793	$1,279,261
5/31/18	$1,402,335	$1,373,082	$1,286,860
6/30/18	$1,409,602	$1,381,533	$1,290,052
7/31/18	$1,465,025	$1,432,945	$1,341,112
8/31/18	$1,496,432	$1,479,638	$1,360,934
9/30/18	$1,505,648	$1,488,060	$1,363,628
10/31/18	$1,416,425	$1,386,351	$1,293,020
11/30/18	$1,427,578	$1,414,602	$1,331,629
12/31/18	$1,275,507	$1,286,877	$1,203,753
1/31/19	$1,386,959	$1,390,001	$1,297,441
2/28/19	$1,428,238	$1,434,632	$1,338,894
3/31/19	$1,432,365	$1,462,509	$1,347,409
4/30/19	$1,479,836	$1,521,726	$1,395,202
5/31/19	$1,360,128	$1,425,023	$1,305,491
6/30/19	$1,467,461	$1,525,453	$1,399,199
7/31/19	$1,481,950	$1,547,377	$1,410,798
8/31/19	$1,413,648	$1,522,866	$1,369,306
9/30/19	$1,474,051	$1,551,360	$1,418,163
10/31/19	$1,505,370	$1,584,962	$1,437,989
11/30/19	$1,555,479	$1,642,494	$1,482,452
12/31/19	$1,614,282	$1,692,068	$1,523,234
1/31/20	$1,578,195	$1,691,405	$1,490,469
2/29/20	$1,409,790	$1,552,170	$1,346,117
3/31/20	$1,107,617	$1,360,457	$1,116,079
4/30/20	$1,259,643	$1,534,859	$1,241,549
5/31/20	$1,312,731	$1,607,961	$1,284,097
6/30/20	$1,338,761	$1,639,939	$1,275,571
7/31/20	$1,395,677	$1,732,407	$1,325,994
8/31/20	$1,469,915	$1,856,933	$1,380,824
9/30/20	$1,430,274	$1,786,376	$1,346,911
10/31/20	$1,409,987	$1,738,869	$1,329,212
11/30/20	$1,615,399	$1,929,213	$1,508,005
12/31/20	$1,684,621	$2,003,388	$1,565,822
1/31/21	$1,765,588	$1,983,162	$1,551,479
2/28/21	$1,815,212	$2,037,848	$1,645,234
3/31/21	$1,938,995	$2,127,097	$1,742,040
4/30/21	$1,987,046	$2,240,617	$1,811,704
5/31/21	$2,049,230	$2,256,266	$1,853,989
6/30/21	$2,053,451	$2,308,938	$1,832,761
7/31/21	$2,041,701	$2,363,787	$1,847,405
8/31/21	$2,094,579	$2,435,659	$1,884,039
9/30/21	$1,996,011	$2,322,377	$1,818,456
10/31/21	$2,036,054	$2,485,087	$1,910,797
11/30/21	$2,008,332	$2,467,868	$1,843,460
12/31/21	$2,144,415	$2,578,469	$1,959,764
1/31/22	$2,116,445	$2,445,041	$1,914,121
2/28/22	$2,072,935	$2,371,833	$1,891,918
3/31/22	$2,126,357	$2,459,898	$1,945,326
4/30/22	$2,020,680	$2,245,390	$1,835,610
5/31/22	$2,062,310	$2,249,509	$1,871,294
6/30/22	$1,786,579	$2,063,826	$1,707,799
7/31/22	$1,919,278	$2,254,120	$1,821,043
8/31/22	$1,896,622	$2,162,193	$1,766,776
9/30/22	$1,711,050	$1,963,058	$1,611,848
10/31/22	$1,956,420	$2,121,990	$1,777,110
11/30/22	$2,070,926	$2,240,575	$1,888,162
12/31/22	$1,955,310	$2,111,486	$1,812,050
1/31/23	$2,066,407	$2,244,159	$1,905,951
2/28/23	$1,984,935	$2,189,404	$1,838,747
3/31/23	$1,999,548	$2,269,786	$1,830,270
4/30/23	$1,973,628	$2,305,214	$1,857,852
5/31/23	$1,915,617	$2,315,234	$1,786,195
6/30/23	$2,040,280	$2,468,213	$1,904,852
7/31/23	$2,121,743	$2,547,505	$1,971,827
8/31/23	$2,099,526	$2,506,944	$1,918,587
9/30/23	$2,050,649	$2,387,418	$1,844,549
10/31/23	$1,998,228	$2,337,219	$1,779,473
11/30/23	$2,162,979	$2,550,667	$1,913,735
12/31/23	$2,313,154	$2,666,546	$2,019,736
1/31/24	$2,333,390	$2,711,355	$2,021,837
2/29/24	$2,423,184	$2,856,129	$2,096,422
3/31/24	$2,593,746	$2,948,024	$2,201,223
4/30/24	$2,395,514	$2,827,613	$2,107,186
5/31/24	$2,520,374	$2,967,819	$2,173,984
6/30/24	$2,550,892	$3,074,311	$2,153,527
7/31/24	$2,640,213	$3,111,733	$2,263,615
8/31/24	$2,619,197	$3,187,213	$2,324,348
9/30/24	$2,666,314	$3,255,283	$2,356,610
10/31/24	$2,567,115	$3,225,762	$2,330,664
11/30/24	$2,736,022	$3,415,118	$2,479,500
12/31/24	$2,577,060	$3,333,707	$2,309,927
1/31/25	$2,702,903	$3,426,543	$2,416,830
2/28/25	$2,720,686	$3,381,833	$2,426,643
3/31/25	$2,606,665	$3,191,285	$2,359,255
4/30/25	$2,500,783	$3,169,646	$2,287,345
5/31/25	$2,603,879	$3,369,158	$2,367,676
6/30/25	$2,743,502	$3,540,489	$2,448,603
7/31/25	$2,735,061	$3,619,947	$2,462,658
8/31/25	$2,885,602	$3,693,330	$2,541,143
9/30/25	$2,982,307	$3,828,137	$2,579,108
10/31/25	$3,038,736	$3,917,767	$2,590,508
11/30/25	$3,116,327	$3,927,370	$2,659,312
12/31/25	$3,124,827	$3,929,774	$2,677,342
1/31/26	$3,263,511	$3,986,756	$2,799,536
2/28/26	$3,377,114	$3,956,458	$2,872,127
3/31/26	$3,316,841	$3,759,445	$2,733,576

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	27.24%	11.33%	12.74%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,150,508,000
Holdings Count | Holding	1,702
Advisory Fees Paid, Amount	$ 5,829,000
InvestmentCompanyPortfolioTurnover	870.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,150,508
# of Portfolio Holdings	1,702
Portfolio Turnover Rate	870%
Total Net Advisory Fees Paid During the Reporting Period	$5,829
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.1%
Asset-Backed Securities	19.6%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	5.9%
Corporate Bonds & Notes	4.1%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	2.8%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.2%
Affiliated Investments	15.0%
Financial Derivative Instruments	8.3%
Other Assets and Liabilities, Net	(84.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100916
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Class A
Trading Symbol	PTSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.41%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s RAE International Model Portfolio exposure contributed to returns versus the MSCI EAFE Value Index (“Index”).

  Selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the Index. Overweight exposure to the sector in March 2026 contributed to relative returns, as the sector outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy had little impact on performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
3/31/16	$9,626	$10,000	$10,000
4/30/16	$10,206	$10,290	$10,394
5/31/16	$9,987	$10,196	$10,229
6/30/16	$9,610	$9,854	$9,721
7/31/16	$10,101	$10,353	$10,232
8/31/16	$10,179	$10,361	$10,398
9/30/16	$10,366	$10,488	$10,498
10/31/16	$10,482	$10,273	$10,523
11/30/16	$10,418	$10,069	$10,458
12/31/16	$10,924	$10,413	$10,937
1/31/17	$11,339	$10,715	$11,206
2/28/17	$11,430	$10,868	$11,282
3/31/17	$11,745	$11,167	$11,598
4/30/17	$11,927	$11,452	$11,841
5/31/17	$12,279	$11,872	$12,116
6/30/17	$12,401	$11,851	$12,152
7/31/17	$12,916	$12,193	$12,559
8/31/17	$12,969	$12,188	$12,480
9/30/17	$13,419	$12,491	$12,865
10/31/17	$13,605	$12,681	$12,965
11/30/17	$13,726	$12,814	$13,081
12/31/17	$13,989	$13,020	$13,282
1/31/18	$14,717	$13,673	$13,999
2/28/18	$14,059	$13,056	$13,333
3/31/18	$13,676	$12,820	$13,012
4/30/18	$14,146	$13,113	$13,413
5/31/18	$13,619	$12,818	$12,832
6/30/18	$13,365	$12,662	$12,669
7/31/18	$13,813	$12,973	$13,033
8/31/18	$13,320	$12,723	$12,559
9/30/18	$13,565	$12,833	$12,818
10/31/18	$12,551	$11,812	$11,967
11/30/18	$12,456	$11,797	$11,901
12/31/18	$11,666	$11,224	$11,319
1/31/19	$12,556	$11,962	$12,076
2/28/19	$12,733	$12,267	$12,277
3/31/19	$12,677	$12,344	$12,215
4/30/19	$12,964	$12,691	$12,499
5/31/19	$12,193	$12,082	$11,776
6/30/19	$12,865	$12,799	$12,403
7/31/19	$12,649	$12,636	$12,124
8/31/19	$12,145	$12,309	$11,626
9/30/19	$12,659	$12,661	$12,187
10/31/19	$13,165	$13,116	$12,627
11/30/19	$13,255	$13,264	$12,677
12/31/19	$13,741	$13,695	$13,140
1/31/20	$13,318	$13,409	$12,665
2/29/20	$12,032	$12,197	$11,466
3/31/20	$9,332	$10,569	$9,435
4/30/20	$9,956	$11,252	$9,940
5/31/20	$10,379	$11,742	$10,242
6/30/20	$10,830	$12,142	$10,607
7/31/20	$10,924	$12,425	$10,628
8/31/20	$11,699	$13,063	$11,250
9/30/20	$11,242	$12,724	$10,733
10/31/20	$10,931	$12,216	$10,301
11/30/20	$12,970	$14,110	$12,252
12/31/20	$13,776	$14,766	$12,795
1/31/21	$13,955	$14,608	$12,695
2/28/21	$14,652	$14,936	$13,300
3/31/21	$15,075	$15,279	$13,747
4/30/21	$15,406	$15,739	$14,010
5/31/21	$16,135	$16,252	$14,495
6/30/21	$15,705	$16,070	$14,161
7/31/21	$15,591	$16,191	$14,126
8/31/21	$15,614	$16,476	$14,286
9/30/21	$15,318	$15,998	$14,024
10/31/21	$15,174	$16,391	$14,248
11/30/21	$14,190	$15,629	$13,391
12/31/21	$15,152	$16,429	$14,188
1/31/22	$15,152	$15,635	$14,336
2/28/22	$15,020	$15,358	$14,141
3/31/22	$14,914	$15,457	$14,235
4/30/22	$14,047	$14,457	$13,515
5/31/22	$14,410	$14,566	$13,848
6/30/22	$12,853	$13,214	$12,469
7/31/22	$13,246	$13,873	$12,729
8/31/22	$12,754	$13,214	$12,299
9/30/22	$11,390	$11,978	$11,197
10/31/22	$12,053	$12,622	$11,919
11/30/22	$13,295	$14,043	$13,229
12/31/22	$13,380	$14,055	$13,396
1/31/23	$14,445	$15,193	$14,430
2/28/23	$14,224	$14,876	$14,228
3/31/23	$14,259	$15,244	$14,191
4/30/23	$14,638	$15,675	$14,648
5/31/23	$13,835	$15,011	$13,859
6/30/23	$14,708	$15,695	$14,639
7/31/23	$15,471	$16,202	$15,304
8/31/23	$15,045	$15,582	$14,850
9/30/23	$14,750	$15,049	$14,724
10/31/23	$14,019	$14,439	$14,077
11/30/23	$15,252	$15,779	$15,192
12/31/23	$16,001	$16,618	$15,935
1/31/24	$15,954	$16,713	$15,924
2/29/24	$15,954	$17,019	$15,953
3/31/24	$16,526	$17,579	$16,649
4/30/24	$16,289	$17,129	$16,478
5/31/24	$17,117	$17,792	$17,128
6/30/24	$16,425	$17,505	$16,651
7/31/24	$17,274	$18,019	$17,431
8/31/24	$17,614	$18,605	$17,877
9/30/24	$18,107	$18,776	$18,131
10/31/24	$16,966	$17,755	$17,280
11/30/24	$16,941	$17,655	$17,147
12/31/24	$16,539	$17,253	$16,840
1/31/25	$17,242	$18,160	$17,699
2/28/25	$17,794	$18,512	$18,359
3/31/25	$17,958	$18,437	$18,787
4/30/25	$18,595	$19,282	$19,549
5/31/25	$19,282	$20,164	$20,334
6/30/25	$19,826	$20,608	$20,687
7/31/25	$19,774	$20,319	$20,740
8/31/25	$20,867	$21,185	$21,928
9/30/25	$20,946	$21,591	$22,216
10/31/25	$21,105	$21,845	$22,385
11/30/25	$22,113	$21,980	$22,994
12/31/25	$23,038	$22,640	$23,955
1/31/26	$24,733	$23,821	$25,320
2/28/26	$26,725	$24,923	$26,821
3/31/26	$24,958	$22,359	$24,433

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	38.98%	10.61%	10.00%
Class A (including sales charge)	33.85%	9.75%	9.58%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 161,570,000
Holdings Count | Holding	1,126
Advisory Fees Paid, Amount	$ 840,000
InvestmentCompanyPortfolioTurnover	946.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$161,570
# of Portfolio Holdings	1,126
Portfolio Turnover Rate	946%
Total Net Advisory Fees Paid During the Reporting Period	$840
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.7%
Asset-Backed Securities	16.6%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	8.6%
Exchange-Traded Funds	3.4%
Corporate Bonds & Notes	2.4%
U.S. Treasury Obligations	1.4%
Short-Term Instruments	19.4%
Affiliated Investments	15.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(77.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100919
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Institutional Class
Trading Symbol	PTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.06%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s RAE International Model Portfolio exposure contributed to returns versus the MSCI EAFE Value Index (“Index”).

  Selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the Index. Overweight exposure to the sector in March 2026 contributed to relative returns, as the sector outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy had little impact on performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,060,160	$1,028,951	$1,039,431
5/31/16	$1,037,433	$1,019,604	$1,022,904
6/30/16	$998,786	$985,378	$972,126
7/31/16	$1,049,800	$1,035,318	$1,023,211
8/31/16	$1,057,854	$1,036,053	$1,039,772
9/30/16	$1,078,249	$1,048,780	$1,049,824
10/31/16	$1,090,364	$1,027,328	$1,052,274
11/30/16	$1,084,980	$1,006,867	$1,045,779
12/31/16	$1,137,387	$1,041,297	$1,093,652
1/31/17	$1,180,562	$1,071,502	$1,120,581
2/28/17	$1,190,006	$1,086,824	$1,128,243
3/31/17	$1,223,649	$1,116,743	$1,159,798
4/30/17	$1,243,953	$1,145,159	$1,184,131
5/31/17	$1,279,146	$1,187,190	$1,211,554
6/30/17	$1,292,673	$1,185,091	$1,215,214
7/31/17	$1,347,681	$1,219,275	$1,255,862
8/31/17	$1,353,181	$1,218,816	$1,248,027
9/30/17	$1,401,322	$1,249,141	$1,286,518
10/31/17	$1,420,804	$1,268,109	$1,296,481
11/30/17	$1,433,329	$1,281,410	$1,308,102
12/31/17	$1,460,212	$1,301,978	$1,328,154
1/31/18	$1,539,063	$1,367,285	$1,399,867
2/28/18	$1,468,973	$1,305,571	$1,333,346
3/31/18	$1,430,981	$1,282,040	$1,301,221
4/30/18	$1,480,018	$1,311,312	$1,341,307
5/31/18	$1,425,037	$1,281,837	$1,283,175
6/30/18	$1,399,259	$1,266,176	$1,266,903
7/31/18	$1,447,509	$1,297,344	$1,303,272
8/31/18	$1,394,590	$1,272,289	$1,255,867
9/30/18	$1,419,810	$1,283,331	$1,281,831
10/31/18	$1,315,558	$1,181,188	$1,196,722
11/30/18	$1,305,629	$1,179,699	$1,190,063
12/31/18	$1,222,927	$1,122,432	$1,131,878
1/31/19	$1,317,714	$1,196,198	$1,207,634
2/28/19	$1,336,299	$1,226,691	$1,227,717
3/31/19	$1,329,314	$1,234,426	$1,221,475
4/30/19	$1,361,187	$1,269,133	$1,249,934
5/31/19	$1,280,566	$1,208,181	$1,177,581
6/30/19	$1,351,929	$1,279,857	$1,240,320
7/31/19	$1,329,335	$1,263,607	$1,212,426
8/31/19	$1,276,613	$1,230,872	$1,162,620
9/30/19	$1,331,787	$1,266,144	$1,218,723
10/31/19	$1,384,755	$1,311,636	$1,262,692
11/30/19	$1,396,106	$1,326,422	$1,267,688
12/31/19	$1,446,539	$1,369,530	$1,313,981
1/31/20	$1,402,237	$1,340,924	$1,266,467
2/29/20	$1,267,407	$1,219,707	$1,146,615
3/31/20	$982,337	$1,056,915	$943,465
4/30/20	$1,049,752	$1,125,195	$993,962
5/31/20	$1,094,053	$1,174,191	$1,024,197
6/30/20	$1,142,034	$1,214,172	$1,060,715
7/31/20	$1,151,948	$1,242,473	$1,062,774
8/31/20	$1,233,238	$1,306,349	$1,124,989
9/30/20	$1,185,902	$1,272,406	$1,073,331
10/31/20	$1,155,338	$1,221,600	$1,030,109
11/30/20	$1,369,289	$1,410,965	$1,225,185
12/31/20	$1,455,106	$1,476,569	$1,279,457
1/31/21	$1,473,922	$1,460,838	$1,269,481
2/28/21	$1,549,186	$1,493,603	$1,329,957
3/31/21	$1,593,416	$1,527,946	$1,374,712
4/30/21	$1,630,526	$1,573,921	$1,400,960
5/31/21	$1,707,066	$1,625,248	$1,449,478
6/30/21	$1,662,954	$1,606,958	$1,416,087
7/31/21	$1,650,939	$1,619,057	$1,412,629
8/31/21	$1,653,342	$1,647,617	$1,428,629
9/30/21	$1,623,460	$1,599,801	$1,402,406
10/31/21	$1,608,311	$1,639,149	$1,424,771
11/30/21	$1,504,793	$1,562,857	$1,339,050
12/31/21	$1,604,594	$1,642,881	$1,418,807
1/31/22	$1,604,594	$1,563,490	$1,433,593
2/28/22	$1,590,996	$1,535,846	$1,414,108
3/31/22	$1,583,627	$1,545,717	$1,423,542
4/30/22	$1,490,898	$1,445,717	$1,351,522
5/31/22	$1,530,018	$1,456,556	$1,384,793
6/30/22	$1,365,239	$1,321,405	$1,246,909
7/31/22	$1,407,493	$1,387,251	$1,272,878
8/31/22	$1,356,497	$1,321,364	$1,229,929
9/30/22	$1,210,438	$1,197,754	$1,119,662
10/31/22	$1,282,157	$1,262,163	$1,191,880
11/30/22	$1,415,349	$1,404,328	$1,322,882
12/31/22	$1,425,741	$1,405,456	$1,339,594
1/31/23	$1,536,985	$1,519,266	$1,442,997
2/28/23	$1,514,283	$1,487,564	$1,422,777
3/31/23	$1,518,891	$1,524,432	$1,419,094
4/30/23	$1,562,288	$1,567,471	$1,464,823
5/31/23	$1,475,494	$1,501,139	$1,385,940
6/30/23	$1,568,184	$1,569,455	$1,463,858
7/31/23	$1,650,841	$1,620,237	$1,530,423
8/31/23	$1,604,920	$1,558,162	$1,485,049
9/30/23	$1,573,758	$1,504,939	$1,472,448
10/31/23	$1,496,590	$1,443,926	$1,407,686
11/30/23	$1,629,880	$1,577,948	$1,519,239
12/31/23	$1,708,123	$1,661,783	$1,593,453
1/31/24	$1,703,372	$1,671,346	$1,592,383
2/29/24	$1,705,748	$1,701,939	$1,595,277
3/31/24	$1,767,914	$1,757,915	$1,664,852
4/30/24	$1,743,696	$1,712,897	$1,647,827
5/31/24	$1,830,881	$1,779,246	$1,712,753
6/30/24	$1,756,261	$1,750,522	$1,665,072
7/31/24	$1,850,657	$1,801,877	$1,743,126
8/31/24	$1,887,919	$1,860,467	$1,787,749
9/30/24	$1,940,043	$1,877,647	$1,813,120
10/31/24	$1,818,156	$1,775,539	$1,727,960
11/30/24	$1,815,616	$1,765,466	$1,714,650
12/31/24	$1,773,023	$1,725,315	$1,684,021
1/31/25	$1,850,111	$1,815,983	$1,769,934
2/28/25	$1,909,212	$1,851,201	$1,835,937
3/31/25	$1,927,229	$1,843,733	$1,878,742
4/30/25	$1,997,642	$1,928,186	$1,954,935
5/31/25	$2,070,663	$2,016,406	$2,033,404
6/30/25	$2,130,281	$2,060,835	$2,068,733
7/31/25	$2,124,955	$2,031,907	$2,074,048
8/31/25	$2,242,120	$2,118,532	$2,192,759
9/30/25	$2,251,878	$2,159,078	$2,221,602
10/31/25	$2,270,869	$2,184,477	$2,238,488
11/30/25	$2,379,394	$2,198,040	$2,299,366
12/31/25	$2,478,721	$2,263,979	$2,395,496
1/31/26	$2,660,494	$2,382,123	$2,531,995
2/28/26	$2,878,071	$2,492,337	$2,682,063
3/31/26	$2,688,126	$2,235,877	$2,443,333

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	39.48%	11.03%	10.39%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 161,570,000
Holdings Count | Holding	1,126
Advisory Fees Paid, Amount	$ 840,000
InvestmentCompanyPortfolioTurnover	946.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$161,570
# of Portfolio Holdings	1,126
Portfolio Turnover Rate	946%
Total Net Advisory Fees Paid During the Reporting Period	$840
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.7%
Asset-Backed Securities	16.6%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	8.6%
Exchange-Traded Funds	3.4%
Corporate Bonds & Notes	2.4%
U.S. Treasury Obligations	1.4%
Short-Term Instruments	19.4%
Affiliated Investments	15.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(77.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100920
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	I-2
Trading Symbol	PTIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$139	1.16%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s RAE International Model Portfolio exposure contributed to returns versus the MSCI EAFE Value Index (“Index”).

  Selection in the energy sector contributed to relative returns, as the Fund’s holdings outperformed the Index. Overweight exposure to the sector in March 2026 contributed to relative returns, as the sector outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy had little impact on performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI EAFE Index	MSCI EAFE Value Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,061,580	$1,028,951	$1,039,431
5/31/16	$1,038,822	$1,019,604	$1,022,904
6/30/16	$998,786	$985,378	$972,126
7/31/16	$1,049,868	$1,035,318	$1,023,211
8/31/16	$1,057,934	$1,036,053	$1,039,772
9/30/16	$1,078,019	$1,048,780	$1,049,824
10/31/16	$1,090,146	$1,027,328	$1,052,274
11/30/16	$1,084,756	$1,006,867	$1,045,779
12/31/16	$1,136,918	$1,041,297	$1,093,652
1/31/17	$1,180,126	$1,071,502	$1,120,581
2/28/17	$1,189,578	$1,086,824	$1,128,243
3/31/17	$1,223,030	$1,116,743	$1,159,798
4/30/17	$1,243,347	$1,145,159	$1,184,131
5/31/17	$1,278,561	$1,187,190	$1,211,554
6/30/17	$1,291,822	$1,185,091	$1,215,214
7/31/17	$1,346,852	$1,219,275	$1,255,862
8/31/17	$1,352,355	$1,218,816	$1,248,027
9/30/17	$1,400,187	$1,249,141	$1,286,518
10/31/17	$1,419,673	$1,268,109	$1,296,481
11/30/17	$1,430,808	$1,281,410	$1,308,102
12/31/17	$1,458,790	$1,301,978	$1,328,154
1/31/18	$1,536,184	$1,367,285	$1,399,867
2/28/18	$1,467,552	$1,305,571	$1,333,346
3/31/18	$1,429,475	$1,282,040	$1,301,221
4/30/18	$1,477,026	$1,311,312	$1,341,307
5/31/18	$1,423,532	$1,281,837	$1,283,175
6/30/18	$1,397,810	$1,266,176	$1,266,903
7/31/18	$1,444,507	$1,297,344	$1,303,272
8/31/18	$1,393,140	$1,272,289	$1,255,867
9/30/18	$1,418,355	$1,283,331	$1,281,831
10/31/18	$1,312,434	$1,181,188	$1,196,722
11/30/18	$1,302,504	$1,179,699	$1,190,063
12/31/18	$1,220,657	$1,122,432	$1,131,878
1/31/19	$1,313,553	$1,196,198	$1,207,634
2/28/19	$1,333,990	$1,226,691	$1,227,717
3/31/19	$1,326,793	$1,234,426	$1,221,475
4/30/19	$1,358,651	$1,269,133	$1,249,934
5/31/19	$1,276,195	$1,208,181	$1,177,581
6/30/19	$1,349,066	$1,279,857	$1,240,320
7/31/19	$1,324,606	$1,263,607	$1,212,426
8/31/19	$1,271,923	$1,230,872	$1,162,620
9/30/19	$1,328,393	$1,266,144	$1,218,723
10/31/19	$1,381,302	$1,311,636	$1,262,692
11/30/19	$1,390,750	$1,326,422	$1,267,688
12/31/19	$1,442,718	$1,369,530	$1,313,981
1/31/20	$1,396,551	$1,340,924	$1,266,467
2/29/20	$1,261,897	$1,219,707	$1,146,615
3/31/20	$977,201	$1,056,915	$943,465
4/30/20	$1,044,528	$1,125,195	$993,962
5/31/20	$1,088,771	$1,174,191	$1,024,197
6/30/20	$1,134,488	$1,214,172	$1,060,715
7/31/20	$1,146,367	$1,242,473	$1,062,774
8/31/20	$1,225,563	$1,306,349	$1,124,989
9/30/20	$1,178,143	$1,272,406	$1,073,331
10/31/20	$1,145,586	$1,221,600	$1,030,109
11/30/20	$1,361,274	$1,410,965	$1,225,185
12/31/20	$1,444,745	$1,476,569	$1,279,457
1/31/21	$1,463,535	$1,460,838	$1,269,481
2/28/21	$1,538,695	$1,493,603	$1,329,957
3/31/21	$1,580,354	$1,527,946	$1,374,712
4/30/21	$1,617,430	$1,573,921	$1,400,960
5/31/21	$1,693,898	$1,625,248	$1,449,478
6/30/21	$1,649,628	$1,606,958	$1,416,087
7/31/21	$1,637,622	$1,619,057	$1,412,629
8/31/21	$1,640,024	$1,647,617	$1,428,629
9/30/21	$1,610,473	$1,599,801	$1,402,406
10/31/21	$1,595,327	$1,639,149	$1,424,771
11/30/21	$1,491,833	$1,562,857	$1,339,050
12/31/21	$1,593,653	$1,642,881	$1,418,807
1/31/22	$1,593,653	$1,563,490	$1,433,593
2/28/22	$1,579,855	$1,535,846	$1,414,108
3/31/22	$1,570,578	$1,545,717	$1,423,542
4/30/22	$1,479,317	$1,445,717	$1,351,522
5/31/22	$1,517,588	$1,456,556	$1,384,793
6/30/22	$1,354,354	$1,321,405	$1,246,909
7/31/22	$1,395,799	$1,387,251	$1,272,878
8/31/22	$1,345,473	$1,321,364	$1,229,929
9/30/22	$1,201,325	$1,197,754	$1,119,662
10/31/22	$1,271,205	$1,262,163	$1,191,880
11/30/22	$1,402,042	$1,404,328	$1,322,882
12/31/22	$1,411,656	$1,405,456	$1,339,594
1/31/23	$1,523,841	$1,519,266	$1,442,997
2/28/23	$1,500,469	$1,487,564	$1,422,777
3/31/23	$1,507,086	$1,524,432	$1,419,094
4/30/23	$1,547,055	$1,567,471	$1,464,823
5/31/23	$1,462,414	$1,501,139	$1,385,940
6/30/23	$1,555,206	$1,569,455	$1,463,858
7/31/23	$1,635,566	$1,620,237	$1,530,423
8/31/23	$1,590,659	$1,558,162	$1,485,049
9/30/23	$1,558,267	$1,504,939	$1,472,448
10/31/23	$1,483,605	$1,443,926	$1,407,686
11/30/23	$1,613,661	$1,577,948	$1,519,239
12/31/23	$1,691,465	$1,661,783	$1,593,453
1/31/24	$1,686,569	$1,671,346	$1,592,383
2/29/24	$1,689,017	$1,701,939	$1,595,277
3/31/24	$1,750,267	$1,757,915	$1,664,852
4/30/24	$1,725,299	$1,712,897	$1,647,827
5/31/24	$1,812,687	$1,779,246	$1,712,753
6/30/24	$1,740,421	$1,750,522	$1,665,072
7/31/24	$1,830,134	$1,801,877	$1,743,126
8/31/24	$1,868,582	$1,860,467	$1,787,749
9/30/24	$1,919,385	$1,877,647	$1,813,120
10/31/24	$1,798,768	$1,775,539	$1,727,960
11/30/24	$1,796,146	$1,765,466	$1,714,650
12/31/24	$1,754,393	$1,725,315	$1,684,021
1/31/25	$1,828,709	$1,815,983	$1,769,934
2/28/25	$1,887,100	$1,851,201	$1,835,937
3/31/25	$1,907,958	$1,843,733	$1,878,742
4/30/25	$1,975,329	$1,928,186	$1,954,935
5/31/25	$2,045,396	$2,016,406	$2,033,404
6/30/25	$2,106,610	$2,060,835	$2,068,733
7/31/25	$2,101,103	$2,031,907	$2,074,048
8/31/25	$2,216,760	$2,118,532	$2,192,759
9/30/25	$2,226,666	$2,159,078	$2,221,602
10/31/25	$2,246,321	$2,184,477	$2,238,488
11/30/25	$2,350,214	$2,198,040	$2,299,366
12/31/25	$2,450,396	$2,263,979	$2,395,496
1/31/26	$2,630,111	$2,382,123	$2,531,995
2/28/26	$2,844,057	$2,492,337	$2,682,063
3/31/26	$2,658,289	$2,235,877	$2,443,333

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	39.33%	10.96%	10.27%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 161,570,000
Holdings Count | Holding	1,126
Advisory Fees Paid, Amount	$ 840,000
InvestmentCompanyPortfolioTurnover	946.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$161,570
# of Portfolio Holdings	1,126
Portfolio Turnover Rate	946%
Total Net Advisory Fees Paid During the Reporting Period	$840
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	96.7%
Asset-Backed Securities	16.6%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	8.6%
Exchange-Traded Funds	3.4%
Corporate Bonds & Notes	2.4%
U.S. Treasury Obligations	1.4%
Short-Term Instruments	19.4%
Affiliated Investments	15.5%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(77.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100911
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class A
Trading Symbol	PCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$9,627	$10,000	$10,000	$10,000
4/30/16	$9,879	$10,039	$10,212	$10,157
5/31/16	$9,901	$10,219	$10,399	$10,386
6/30/16	$10,066	$10,246	$10,431	$10,379
7/31/16	$10,703	$10,623	$10,993	$10,999
8/31/16	$10,867	$10,638	$11,267	$11,193
9/30/16	$11,021	$10,640	$11,355	$11,318
10/31/16	$10,724	$10,446	$10,982	$10,780
11/30/16	$12,042	$10,833	$12,440	$11,982
12/31/16	$12,569	$11,047	$12,953	$12,318
1/31/17	$12,569	$11,257	$12,861	$12,366
2/28/17	$12,689	$11,704	$13,047	$12,605
3/31/17	$12,681	$11,717	$12,936	$12,621
4/30/17	$12,868	$11,838	$12,987	$12,760
5/31/17	$12,483	$12,004	$12,583	$12,500
6/30/17	$12,818	$12,079	$13,023	$12,932
7/31/17	$12,918	$12,327	$13,106	$13,029
8/31/17	$12,651	$12,365	$12,783	$12,863
9/30/17	$13,612	$12,620	$13,688	$13,666
10/31/17	$13,735	$12,915	$13,706	$13,782
11/30/17	$14,208	$13,311	$14,103	$14,179
12/31/17	$14,141	$13,459	$13,969	$14,122
1/31/18	$14,345	$14,229	$14,141	$14,491
2/28/18	$13,649	$13,705	$13,434	$13,930
3/31/18	$13,937	$13,357	$13,600	$14,110
4/30/18	$14,130	$13,408	$13,835	$14,232
5/31/18	$14,917	$13,731	$14,640	$15,096
6/30/18	$15,173	$13,815	$14,729	$15,204
7/31/18	$15,478	$14,329	$14,989	$15,469
8/31/18	$15,857	$14,796	$15,346	$16,136
9/30/18	$15,490	$14,881	$14,965	$15,748
10/31/18	$14,061	$13,864	$13,626	$14,037
11/30/18	$14,172	$14,146	$13,845	$14,261
12/31/18	$12,372	$12,869	$12,172	$12,567
1/31/19	$13,760	$13,900	$13,503	$13,980
2/28/19	$14,281	$14,346	$14,028	$14,707
3/31/19	$13,839	$14,625	$13,623	$14,399
4/30/19	$14,336	$15,217	$14,139	$14,888
5/31/19	$12,980	$14,250	$12,984	$13,731
6/30/19	$13,937	$15,255	$13,811	$14,701
7/31/19	$14,099	$15,474	$13,833	$14,786
8/31/19	$13,223	$15,229	$13,061	$14,056
9/30/19	$13,867	$15,514	$13,732	$14,348
10/31/19	$14,191	$15,850	$14,064	$14,726
11/30/19	$14,529	$16,425	$14,393	$15,332
12/31/19	$14,991	$16,921	$14,897	$15,774
1/31/20	$14,403	$16,914	$14,094	$15,268
2/29/20	$12,818	$15,522	$12,724	$13,983
3/31/20	$8,951	$13,605	$9,585	$10,945
4/30/20	$10,345	$15,349	$10,767	$12,448
5/31/20	$11,001	$16,080	$11,076	$13,258
6/30/20	$11,462	$16,399	$11,397	$13,727
7/31/20	$11,966	$17,324	$11,632	$14,107
8/31/20	$12,716	$18,569	$12,259	$14,902
9/30/20	$12,026	$17,864	$11,688	$14,404
10/31/20	$12,283	$17,389	$12,106	$14,706
11/30/20	$15,040	$19,292	$14,444	$17,416
12/31/20	$16,462	$20,034	$15,588	$18,923
1/31/21	$17,923	$19,832	$16,408	$19,875
2/28/21	$19,767	$20,378	$17,950	$21,114
3/31/21	$20,595	$21,271	$18,888	$21,326
4/30/21	$20,940	$22,406	$19,270	$21,774
5/31/21	$22,469	$22,563	$19,869	$21,819
6/30/21	$23,384	$23,089	$19,749	$22,241
7/31/21	$21,655	$23,638	$19,042	$21,438
8/31/21	$22,108	$24,357	$19,552	$21,918
9/30/21	$22,301	$23,224	$19,160	$21,272
10/31/21	$23,111	$24,851	$19,891	$22,176
11/30/21	$21,861	$24,679	$19,212	$21,252
12/31/21	$22,604	$25,785	$19,995	$21,727
1/31/22	$22,215	$24,450	$18,829	$19,635
2/28/22	$22,883	$23,718	$19,141	$19,845
3/31/22	$23,358	$24,599	$19,516	$20,092
4/30/22	$21,916	$22,454	$18,001	$18,101
5/31/22	$22,096	$22,495	$18,346	$18,128
6/30/22	$18,887	$20,638	$16,534	$16,637
7/31/22	$20,776	$22,541	$18,135	$18,374
8/31/22	$20,304	$21,622	$17,561	$17,998
9/30/22	$17,631	$19,631	$15,772	$16,273
10/31/22	$20,559	$21,220	$17,757	$18,065
11/30/22	$21,391	$22,406	$18,300	$18,487
12/31/22	$19,716	$21,115	$17,099	$17,287
1/31/23	$21,620	$22,442	$18,731	$18,972
2/28/23	$20,512	$21,894	$18,299	$18,651
3/31/23	$19,450	$22,698	$16,987	$17,760
4/30/23	$18,795	$23,052	$16,563	$17,441
5/31/23	$18,217	$23,152	$16,237	$17,280
6/30/23	$20,215	$24,682	$17,527	$18,685
7/31/23	$21,652	$25,475	$18,850	$19,827
8/31/23	$21,043	$25,069	$17,943	$18,835
9/30/23	$20,637	$23,874	$17,009	$17,726
10/31/23	$19,529	$23,372	$15,994	$16,518
11/30/23	$20,965	$25,507	$17,434	$18,013
12/31/23	$23,191	$26,665	$19,604	$20,213
1/31/24	$23,095	$27,114	$18,713	$19,427
2/29/24	$24,432	$28,561	$19,325	$20,526
3/31/24	$25,806	$29,480	$20,172	$21,260
4/30/24	$24,350	$28,276	$18,887	$19,764
5/31/24	$25,692	$29,678	$19,770	$20,756
6/30/24	$25,207	$30,743	$19,437	$20,564
7/31/24	$27,363	$31,117	$21,806	$22,653
8/31/24	$27,012	$31,872	$21,397	$22,315
9/30/24	$27,628	$32,553	$21,410	$22,471
10/31/24	$27,287	$32,258	$21,075	$22,146
11/30/24	$30,455	$34,151	$23,108	$24,575
12/31/24	$28,420	$33,337	$21,183	$22,546
1/31/25	$29,581	$34,265	$21,618	$23,137
2/28/25	$27,640	$33,818	$20,790	$21,899
3/31/25	$26,484	$31,913	$19,543	$20,408
4/30/25	$25,264	$31,696	$18,758	$19,937
5/31/25	$26,289	$33,692	$19,546	$21,002
6/30/25	$27,211	$35,405	$20,513	$22,143
7/31/25	$27,355	$36,199	$20,875	$22,527
8/31/25	$29,636	$36,933	$22,643	$24,137
9/30/25	$29,843	$38,281	$23,099	$24,888
10/31/25	$29,716	$39,178	$23,157	$25,338
11/30/25	$30,876	$39,274	$23,807	$25,581
12/31/25	$31,147	$39,298	$23,851	$25,433
1/31/26	$32,153	$39,868	$25,487	$26,794
2/28/26	$32,921	$39,565	$25,978	$27,009
3/31/26	$31,185	$37,594	$25,033	$25,658

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	17.75%	8.65%	12.47%
Class A (including sales charge)	13.36%	7.82%	12.05%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 203,484,000
Holdings Count | Holding	1,321
Advisory Fees Paid, Amount	$ 1,146,000
InvestmentCompanyPortfolioTurnover	933.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100912
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class C
Trading Symbol	PCFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.05%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,253	$10,039	$10,212	$10,157
5/31/16	$10,276	$10,219	$10,399	$10,386
6/30/16	$10,438	$10,246	$10,431	$10,379
7/31/16	$11,083	$10,623	$10,993	$10,999
8/31/16	$11,256	$10,638	$11,267	$11,193
9/30/16	$11,406	$10,640	$11,355	$11,318
10/31/16	$11,094	$10,446	$10,982	$10,780
11/30/16	$12,442	$10,833	$12,440	$11,982
12/31/16	$12,984	$11,047	$12,953	$12,318
1/31/17	$12,972	$11,257	$12,861	$12,366
2/28/17	$13,088	$11,704	$13,047	$12,605
3/31/17	$13,065	$11,717	$12,936	$12,621
4/30/17	$13,260	$11,838	$12,987	$12,760
5/31/17	$12,846	$12,004	$12,583	$12,500
6/30/17	$13,199	$12,079	$13,023	$12,932
7/31/17	$13,280	$12,327	$13,106	$13,029
8/31/17	$13,013	$12,365	$12,783	$12,863
9/30/17	$13,976	$12,620	$13,688	$13,666
10/31/17	$14,094	$12,915	$13,706	$13,782
11/30/17	$14,575	$13,311	$14,103	$14,179
12/31/17	$14,504	$13,459	$13,969	$14,122
1/31/18	$14,691	$14,229	$14,141	$14,491
2/28/18	$13,979	$13,705	$13,434	$13,930
3/31/18	$14,267	$13,357	$13,600	$14,110
4/30/18	$14,456	$13,408	$13,835	$14,232
5/31/18	$15,238	$13,731	$14,640	$15,096
6/30/18	$15,494	$13,815	$14,729	$15,204
7/31/18	$15,799	$14,329	$14,989	$15,469
8/31/18	$16,180	$14,796	$15,346	$16,136
9/30/18	$15,795	$14,881	$14,965	$15,748
10/31/18	$14,325	$13,864	$13,626	$14,037
11/30/18	$14,440	$14,146	$13,845	$14,261
12/31/18	$12,587	$12,869	$12,172	$12,567
1/31/19	$13,986	$13,900	$13,503	$13,980
2/28/19	$14,512	$14,346	$14,028	$14,707
3/31/19	$14,060	$14,625	$13,623	$14,399
4/30/19	$14,546	$15,217	$14,139	$14,888
5/31/19	$13,170	$14,250	$12,984	$13,731
6/30/19	$14,129	$15,255	$13,811	$14,701
7/31/19	$14,282	$15,474	$13,833	$14,786
8/31/19	$13,390	$15,229	$13,061	$14,056
9/30/19	$14,029	$15,514	$13,732	$14,348
10/31/19	$14,350	$15,850	$14,064	$14,726
11/30/19	$14,685	$16,425	$14,393	$15,332
12/31/19	$15,133	$16,921	$14,897	$15,774
1/31/20	$14,541	$16,914	$14,094	$15,268
2/29/20	$12,921	$15,522	$12,724	$13,983
3/31/20	$9,018	$13,605	$9,585	$10,945
4/30/20	$10,413	$15,349	$10,767	$12,448
5/31/20	$11,075	$16,080	$11,076	$13,258
6/30/20	$11,535	$16,399	$11,397	$13,727
7/31/20	$12,041	$17,324	$11,632	$14,107
8/31/20	$12,784	$18,569	$12,259	$14,902
9/30/20	$12,079	$17,864	$11,688	$14,404
10/31/20	$12,329	$17,389	$12,106	$14,706
11/30/20	$15,091	$19,292	$14,444	$17,416
12/31/20	$16,505	$20,034	$15,588	$18,923
1/31/21	$17,961	$19,832	$16,408	$19,875
2/28/21	$19,795	$20,378	$17,950	$21,114
3/31/21	$20,619	$21,271	$18,888	$21,326
4/30/21	$20,935	$22,406	$19,270	$21,774
5/31/21	$22,459	$22,563	$19,869	$21,819
6/30/21	$23,358	$23,089	$19,749	$22,241
7/31/21	$21,609	$23,638	$19,042	$21,438
8/31/21	$22,057	$24,357	$19,552	$21,918
9/30/21	$22,232	$23,224	$19,160	$21,272
10/31/21	$23,026	$24,851	$19,891	$22,176
11/30/21	$21,775	$24,679	$19,212	$21,252
12/31/21	$22,523	$25,785	$19,995	$21,727
1/31/22	$22,092	$24,450	$18,829	$19,635
2/28/22	$22,707	$23,718	$19,141	$19,845
3/31/22	$23,213	$24,599	$19,516	$20,092
4/30/22	$21,775	$22,454	$18,001	$18,101
5/31/22	$21,926	$22,495	$18,346	$18,128
6/30/22	$18,718	$20,638	$16,534	$16,637
7/31/22	$20,585	$22,541	$18,135	$18,374
8/31/22	$20,110	$21,622	$17,561	$17,998
9/30/22	$17,448	$19,631	$15,772	$16,273
10/31/22	$20,333	$21,220	$17,757	$18,065
11/30/22	$21,158	$22,406	$18,300	$18,487
12/31/22	$19,485	$21,115	$17,099	$17,287
1/31/23	$21,346	$22,442	$18,731	$18,972
2/28/23	$20,233	$21,894	$18,299	$18,651
3/31/23	$19,189	$22,698	$16,987	$17,760
4/30/23	$18,528	$23,052	$16,563	$17,441
5/31/23	$17,954	$23,152	$16,237	$17,280
6/30/23	$19,902	$24,682	$17,527	$18,685
7/31/23	$21,312	$25,475	$18,850	$19,827
8/31/23	$20,685	$25,069	$17,943	$18,835
9/30/23	$20,285	$23,874	$17,009	$17,726
10/31/23	$19,172	$23,372	$15,994	$16,518
11/30/23	$20,581	$25,507	$17,434	$18,013
12/31/23	$22,734	$26,665	$19,604	$20,213
1/31/24	$22,628	$27,114	$18,713	$19,427
2/29/24	$23,938	$28,561	$19,325	$20,526
3/31/24	$25,253	$29,480	$20,172	$21,260
4/30/24	$23,830	$28,276	$18,887	$19,764
5/31/24	$25,107	$29,678	$19,770	$20,756
6/30/24	$24,621	$30,743	$19,437	$20,564
7/31/24	$26,730	$31,117	$21,806	$22,653
8/31/24	$26,356	$31,872	$21,397	$22,315
9/30/24	$26,943	$32,553	$21,410	$22,471
10/31/24	$26,601	$32,258	$21,075	$22,146
11/30/24	$29,666	$34,151	$23,108	$24,575
12/31/24	$27,665	$33,337	$21,183	$22,546
1/31/25	$28,770	$34,265	$21,618	$23,137
2/28/25	$26,889	$33,818	$20,790	$21,899
3/31/25	$25,728	$31,913	$19,543	$20,408
4/30/25	$24,539	$31,696	$18,758	$19,937
5/31/25	$25,510	$33,692	$19,546	$21,002
6/30/25	$26,390	$35,405	$20,513	$22,143
7/31/25	$26,511	$36,199	$20,875	$22,527
8/31/25	$28,706	$36,933	$22,643	$24,137
9/30/25	$28,893	$38,281	$23,099	$24,888
10/31/25	$28,751	$39,178	$23,157	$25,338
11/30/25	$29,848	$39,274	$23,807	$25,581
12/31/25	$30,096	$39,298	$23,851	$25,433
1/31/26	$31,039	$39,868	$25,487	$26,794
2/28/26	$31,777	$39,565	$25,978	$27,009
3/31/26	$30,069	$37,594	$25,033	$25,658

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	16.87%	7.84%	11.64%
Class C (including sales charge)	15.87%	7.84%	11.64%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 203,484,000
Holdings Count | Holding	1,321
Advisory Fees Paid, Amount	$ 1,146,000
InvestmentCompanyPortfolioTurnover	933.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100907
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Institutional Class
Trading Symbol	PCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,077	$1,003,877	$1,021,180	$1,015,690
5/31/16	$1,029,478	$1,021,904	$1,039,898	$1,038,563
6/30/16	$1,046,485	$1,024,552	$1,043,060	$1,037,909
7/31/16	$1,112,245	$1,062,326	$1,099,333	$1,099,883
8/31/16	$1,130,385	$1,063,818	$1,126,651	$1,119,329
9/30/16	$1,146,259	$1,064,019	$1,135,529	$1,131,798
10/31/16	$1,115,646	$1,044,610	$1,098,204	$1,077,992
11/30/16	$1,252,834	$1,083,297	$1,243,969	$1,198,199
12/31/16	$1,309,524	$1,104,710	$1,295,332	$1,231,773
1/31/17	$1,308,390	$1,125,662	$1,286,084	$1,236,626
2/28/17	$1,321,995	$1,170,357	$1,304,693	$1,260,493
3/31/17	$1,321,468	$1,171,723	$1,293,643	$1,262,144
4/30/17	$1,340,834	$1,183,756	$1,298,739	$1,275,990
5/31/17	$1,300,962	$1,200,415	$1,258,297	$1,250,036
6/30/17	$1,337,562	$1,207,907	$1,302,312	$1,293,250
7/31/17	$1,347,940	$1,232,745	$1,310,556	$1,302,859
8/31/17	$1,321,419	$1,236,519	$1,278,342	$1,286,286
9/30/17	$1,420,908	$1,262,026	$1,368,849	$1,366,563
10/31/17	$1,433,741	$1,291,476	$1,370,642	$1,378,206
11/30/17	$1,485,071	$1,331,085	$1,410,308	$1,417,926
12/31/17	$1,478,312	$1,345,885	$1,396,854	$1,412,198
1/31/18	$1,499,448	$1,422,942	$1,414,063	$1,449,099
2/28/18	$1,427,335	$1,370,497	$1,343,360	$1,392,990
3/31/18	$1,458,297	$1,335,668	$1,359,977	$1,411,001
4/30/18	$1,478,394	$1,340,793	$1,383,546	$1,423,206
5/31/18	$1,560,039	$1,373,082	$1,464,027	$1,509,595
6/30/18	$1,588,426	$1,381,533	$1,472,899	$1,520,419
7/31/18	$1,620,118	$1,432,945	$1,498,910	$1,546,919
8/31/18	$1,661,952	$1,479,638	$1,534,614	$1,613,607
9/30/18	$1,623,829	$1,488,060	$1,496,540	$1,574,800
10/31/18	$1,474,232	$1,386,351	$1,362,555	$1,403,745
11/30/18	$1,485,740	$1,414,602	$1,384,519	$1,426,051
12/31/18	$1,296,687	$1,286,877	$1,217,159	$1,256,650
1/31/19	$1,442,304	$1,390,001	$1,350,292	$1,398,023
2/28/19	$1,497,777	$1,434,632	$1,402,777	$1,470,706
3/31/19	$1,452,891	$1,462,509	$1,362,335	$1,439,925
4/30/19	$1,504,531	$1,521,726	$1,413,859	$1,488,839
5/31/19	$1,363,569	$1,425,023	$1,298,375	$1,373,052
6/30/19	$1,464,078	$1,525,453	$1,381,068	$1,470,099
7/31/19	$1,482,309	$1,547,377	$1,383,292	$1,478,567
8/31/19	$1,389,752	$1,522,866	$1,306,090	$1,405,570
9/30/19	$1,458,043	$1,551,360	$1,373,158	$1,434,820
10/31/19	$1,491,853	$1,584,962	$1,406,416	$1,472,613
11/30/19	$1,528,480	$1,642,494	$1,439,340	$1,533,226
12/31/19	$1,575,872	$1,692,068	$1,489,731	$1,577,429
1/31/20	$1,516,029	$1,691,405	$1,409,375	$1,526,841
2/29/20	$1,349,323	$1,552,170	$1,272,426	$1,398,311
3/31/20	$941,819	$1,360,457	$958,493	$1,094,514
4/30/20	$1,088,577	$1,534,859	$1,076,733	$1,244,846
5/31/20	$1,158,394	$1,607,961	$1,107,635	$1,325,848
6/30/20	$1,208,185	$1,639,939	$1,139,701	$1,372,716
7/31/20	$1,262,283	$1,732,407	$1,163,213	$1,410,713
8/31/20	$1,340,424	$1,856,933	$1,225,876	$1,490,193
9/30/20	$1,269,789	$1,786,376	$1,168,836	$1,440,420
10/31/20	$1,296,638	$1,738,869	$1,210,645	$1,470,583
11/30/20	$1,587,236	$1,929,213	$1,444,384	$1,741,641
12/31/20	$1,738,490	$2,003,388	$1,558,794	$1,892,292
1/31/21	$1,892,599	$1,983,162	$1,640,802	$1,987,513
2/28/21	$2,088,266	$2,037,848	$1,794,955	$2,111,394
3/31/21	$2,177,066	$2,127,097	$1,888,760	$2,132,593
4/30/21	$2,212,886	$2,240,617	$1,926,969	$2,177,377
5/31/21	$2,376,067	$2,256,266	$1,986,937	$2,181,862
6/30/21	$2,471,832	$2,308,938	$1,974,896	$2,224,125
7/31/21	$2,292,063	$2,363,787	$1,904,214	$2,143,812
8/31/21	$2,341,285	$2,435,659	$1,955,209	$2,191,769
9/30/21	$2,360,862	$2,322,377	$1,916,046	$2,127,156
10/31/21	$2,447,410	$2,485,087	$1,989,105	$2,217,645
11/30/21	$2,315,183	$2,467,868	$1,921,157	$2,125,236
12/31/21	$2,396,620	$2,578,469	$1,999,502	$2,172,713
1/31/22	$2,357,239	$2,445,041	$1,882,931	$1,963,546
2/28/22	$2,424,750	$2,371,833	$1,914,094	$1,984,497
3/31/22	$2,477,311	$2,459,898	$1,951,552	$2,009,204
4/30/22	$2,325,978	$2,245,390	$1,800,092	$1,810,072
5/31/22	$2,345,652	$2,249,509	$1,834,636	$1,812,805
6/30/22	$2,003,841	$2,063,826	$1,653,393	$1,663,720
7/31/22	$2,206,373	$2,254,120	$1,813,474	$1,837,413
8/31/22	$2,155,740	$2,162,193	$1,756,132	$1,799,819
9/30/22	$1,874,320	$1,963,058	$1,577,182	$1,627,324
10/31/22	$2,184,895	$2,121,990	$1,775,734	$1,806,477
11/30/22	$2,274,962	$2,240,575	$1,829,982	$1,848,676
12/31/22	$2,097,291	$2,111,486	$1,709,917	$1,728,697
1/31/23	$2,298,681	$2,244,159	$1,873,094	$1,897,193
2/28/23	$2,182,252	$2,189,404	$1,829,901	$1,865,149
3/31/23	$2,070,544	$2,269,786	$1,698,679	$1,776,032
4/30/23	$2,001,316	$2,305,214	$1,656,314	$1,744,099
5/31/23	$1,939,955	$2,315,234	$1,623,734	$1,727,984
6/30/23	$2,153,932	$2,468,213	$1,752,723	$1,868,469
7/31/23	$2,308,121	$2,547,505	$1,884,984	$1,982,726
8/31/23	$2,242,040	$2,506,944	$1,794,316	$1,883,530
9/30/23	$2,201,133	$2,387,418	$1,700,868	$1,772,647
10/31/23	$2,083,131	$2,337,219	$1,599,411	$1,651,752
11/30/23	$2,237,320	$2,550,667	$1,743,374	$1,801,252
12/31/23	$2,475,317	$2,666,546	$1,960,355	$2,021,329
1/31/24	$2,464,072	$2,711,355	$1,871,315	$1,942,720
2/29/24	$2,608,640	$2,856,129	$1,932,526	$2,052,561
3/31/24	$2,755,608	$2,948,024	$2,017,229	$2,126,043
4/30/24	$2,602,152	$2,827,613	$1,888,691	$1,976,412
5/31/24	$2,745,707	$2,967,819	$1,977,025	$2,075,569
6/30/24	$2,693,551	$3,074,311	$1,943,712	$2,056,370
7/31/24	$2,927,700	$3,111,733	$2,180,592	$2,265,297
8/31/24	$2,888,956	$3,187,213	$2,139,663	$2,231,453
9/30/24	$2,956,717	$3,255,283	$2,141,032	$2,247,051
10/31/24	$2,920,680	$3,225,762	$2,107,546	$2,214,604
11/30/24	$3,260,454	$3,415,118	$2,310,840	$2,457,524
12/31/24	$3,044,362	$3,333,707	$2,118,278	$2,254,557
1/31/25	$3,168,301	$3,426,543	$2,161,787	$2,313,671
2/28/25	$2,962,318	$3,381,833	$2,079,034	$2,189,913
3/31/25	$2,837,493	$3,191,285	$1,954,271	$2,040,845
4/30/25	$2,707,545	$3,169,646	$1,875,788	$1,993,702
5/31/25	$2,819,692	$3,369,158	$1,954,590	$2,100,166
6/30/25	$2,917,796	$3,540,489	$2,051,303	$2,214,310
7/31/25	$2,935,874	$3,619,947	$2,087,529	$2,252,728
8/31/25	$3,181,736	$3,693,330	$2,264,342	$2,413,685
9/30/25	$3,205,017	$3,828,137	$2,309,856	$2,488,775
10/31/25	$3,192,248	$3,917,767	$2,315,653	$2,533,797
11/30/25	$3,316,290	$3,927,370	$2,380,723	$2,558,147
12/31/25	$3,346,459	$3,929,774	$2,385,080	$2,543,310
1/31/26	$3,456,964	$3,986,756	$2,548,673	$2,679,402
2/28/26	$3,539,842	$3,956,458	$2,597,760	$2,700,944
3/31/26	$3,352,720	$3,759,445	$2,503,280	$2,565,843

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	18.16%	9.02%	12.86%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 203,484,000
Holdings Count | Holding	1,321
Advisory Fees Paid, Amount	$ 1,146,000
InvestmentCompanyPortfolioTurnover	933.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000100908
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	I-2
Trading Symbol	PCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio detracted from returns versus the Russell 2000 Value Index (“Index”).

  Underweight exposure to, and selection in, the financials sector contributed to relative returns, as the sector underperformed the Index and as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,026,107	$1,003,877	$1,021,180	$1,015,690
5/31/16	$1,029,512	$1,021,904	$1,039,898	$1,038,563
6/30/16	$1,046,538	$1,024,552	$1,043,060	$1,037,909
7/31/16	$1,112,372	$1,062,326	$1,099,333	$1,099,883
8/31/16	$1,130,533	$1,063,818	$1,126,651	$1,119,329
9/30/16	$1,146,425	$1,064,019	$1,135,529	$1,131,798
10/31/16	$1,115,778	$1,044,610	$1,098,204	$1,077,992
11/30/16	$1,253,121	$1,083,297	$1,243,969	$1,198,199
12/31/16	$1,307,605	$1,104,710	$1,295,332	$1,231,773
1/31/17	$1,307,605	$1,125,662	$1,286,084	$1,236,626
2/28/17	$1,321,226	$1,170,357	$1,304,693	$1,260,493
3/31/17	$1,320,035	$1,171,723	$1,293,643	$1,262,144
4/30/17	$1,339,431	$1,183,756	$1,298,739	$1,275,990
5/31/17	$1,299,499	$1,200,415	$1,258,297	$1,250,036
6/30/17	$1,335,797	$1,207,907	$1,302,312	$1,293,250
7/31/17	$1,346,188	$1,232,745	$1,310,556	$1,302,859
8/31/17	$1,319,633	$1,236,519	$1,278,342	$1,286,286
9/30/17	$1,418,628	$1,262,026	$1,368,849	$1,366,563
10/31/17	$1,431,471	$1,291,476	$1,370,642	$1,378,206
11/30/17	$1,482,845	$1,331,085	$1,410,308	$1,417,926
12/31/17	$1,475,725	$1,345,885	$1,396,854	$1,412,198
1/31/18	$1,496,878	$1,422,942	$1,414,063	$1,449,099
2/28/18	$1,424,710	$1,370,497	$1,343,360	$1,392,990
3/31/18	$1,455,471	$1,335,668	$1,359,977	$1,411,001
4/30/18	$1,475,581	$1,340,793	$1,383,546	$1,423,206
5/31/18	$1,557,279	$1,373,082	$1,464,027	$1,509,595
6/30/18	$1,584,391	$1,381,533	$1,472,899	$1,520,419
7/31/18	$1,617,372	$1,432,945	$1,498,910	$1,546,919
8/31/18	$1,657,965	$1,479,638	$1,534,614	$1,613,607
9/30/18	$1,619,506	$1,488,060	$1,496,540	$1,574,800
10/31/18	$1,469,836	$1,386,351	$1,362,555	$1,403,745
11/30/18	$1,482,628	$1,414,602	$1,384,519	$1,426,051
12/31/18	$1,294,335	$1,286,877	$1,217,159	$1,256,650
1/31/19	$1,438,613	$1,390,001	$1,350,292	$1,398,023
2/28/19	$1,494,104	$1,434,632	$1,402,777	$1,470,706
3/31/19	$1,448,789	$1,462,509	$1,362,335	$1,439,925
4/30/19	$1,500,432	$1,521,726	$1,413,859	$1,488,839
5/31/19	$1,359,461	$1,425,023	$1,298,375	$1,373,052
6/30/19	$1,459,644	$1,525,453	$1,381,068	$1,470,099
7/31/19	$1,477,872	$1,547,377	$1,383,292	$1,478,567
8/31/19	$1,385,330	$1,522,866	$1,306,090	$1,405,570
9/30/19	$1,453,236	$1,551,360	$1,373,158	$1,434,820
10/31/19	$1,487,032	$1,584,962	$1,406,416	$1,472,613
11/30/19	$1,523,645	$1,642,494	$1,439,340	$1,533,226
12/31/19	$1,570,683	$1,692,068	$1,489,731	$1,577,429
1/31/20	$1,510,874	$1,691,405	$1,409,375	$1,526,841
2/29/20	$1,344,265	$1,552,170	$1,272,426	$1,398,311
3/31/20	$938,423	$1,360,457	$958,493	$1,094,514
4/30/20	$1,085,096	$1,534,859	$1,076,733	$1,244,846
5/31/20	$1,154,872	$1,607,961	$1,107,635	$1,325,848
6/30/20	$1,203,358	$1,639,939	$1,139,701	$1,372,716
7/31/20	$1,257,441	$1,732,407	$1,163,213	$1,410,713
8/31/20	$1,335,562	$1,856,933	$1,225,876	$1,490,193
9/30/20	$1,264,446	$1,786,376	$1,168,836	$1,440,420
10/31/20	$1,291,282	$1,738,869	$1,210,645	$1,470,583
11/30/20	$1,580,163	$1,929,213	$1,444,384	$1,741,641
12/31/20	$1,729,367	$2,003,388	$1,558,794	$1,892,292
1/31/21	$1,885,166	$1,983,162	$1,640,802	$1,987,513
2/28/21	$2,079,049	$2,037,848	$1,794,955	$2,111,394
3/31/21	$2,166,309	$2,127,097	$1,888,760	$2,132,593
4/30/21	$2,202,149	$2,240,617	$1,926,969	$2,177,377
5/31/21	$2,365,419	$2,256,266	$1,986,937	$2,181,862
6/30/21	$2,461,141	$2,308,938	$1,974,896	$2,224,125
7/31/21	$2,279,072	$2,363,787	$1,904,214	$2,143,812
8/31/21	$2,328,338	$2,435,659	$1,955,209	$2,191,769
9/30/21	$2,348,164	$2,322,377	$1,916,046	$2,127,156
10/31/21	$2,434,866	$2,485,087	$1,989,105	$2,217,645
11/30/21	$2,302,405	$2,467,868	$1,921,157	$2,125,236
12/31/21	$2,383,812	$2,578,469	$1,999,502	$2,172,713
1/31/22	$2,343,987	$2,445,041	$1,882,931	$1,963,546
2/28/22	$2,412,258	$2,371,833	$1,914,094	$1,984,497
3/31/22	$2,463,485	$2,459,898	$1,951,552	$2,009,204
4/30/22	$2,313,347	$2,245,390	$1,800,092	$1,810,072
5/31/22	$2,331,732	$2,249,509	$1,834,636	$1,812,805
6/30/22	$1,992,823	$2,063,826	$1,653,393	$1,663,720
7/31/22	$2,193,193	$2,254,120	$1,813,474	$1,837,413
8/31/22	$2,143,489	$2,162,193	$1,756,132	$1,799,819
9/30/22	$1,862,731	$1,963,058	$1,577,182	$1,627,324
10/31/22	$2,170,829	$2,121,990	$1,775,734	$1,806,477
11/30/22	$2,260,428	$2,240,575	$1,829,982	$1,848,676
12/31/22	$2,083,712	$2,111,486	$1,709,917	$1,728,697
1/31/23	$2,284,437	$2,244,159	$1,873,094	$1,897,193
2/28/23	$2,168,144	$2,189,404	$1,829,901	$1,865,149
3/31/23	$2,056,630	$2,269,786	$1,698,679	$1,776,032
4/30/23	$1,988,129	$2,305,214	$1,656,314	$1,744,099
5/31/23	$1,927,593	$2,315,234	$1,623,734	$1,727,984
6/30/23	$2,139,469	$2,468,213	$1,752,723	$1,868,469
7/31/23	$2,292,402	$2,547,505	$1,884,984	$1,982,726
8/31/23	$2,227,087	$2,506,944	$1,794,316	$1,883,530
9/30/23	$2,185,668	$2,387,418	$1,700,868	$1,772,647
10/31/23	$2,067,782	$2,337,219	$1,599,411	$1,651,752
11/30/23	$2,222,308	$2,550,667	$1,743,374	$1,801,252
12/31/23	$2,457,390	$2,666,546	$1,960,355	$2,021,329
1/31/24	$2,447,639	$2,711,355	$1,871,315	$1,942,720
2/29/24	$2,589,036	$2,856,129	$1,932,526	$2,052,561
3/31/24	$2,735,495	$2,948,024	$2,017,229	$2,126,043
4/30/24	$2,581,853	$2,827,613	$1,888,691	$1,976,412
5/31/24	$2,723,805	$2,967,819	$1,977,025	$2,075,569
6/30/24	$2,673,847	$3,074,311	$1,943,712	$2,056,370
7/31/24	$2,904,057	$3,111,733	$2,180,592	$2,265,297
8/31/24	$2,866,542	$3,187,213	$2,139,663	$2,231,453
9/30/24	$2,933,398	$3,255,283	$2,141,032	$2,247,051
10/31/24	$2,898,642	$3,225,762	$2,107,546	$2,214,604
11/30/24	$3,234,037	$3,415,118	$2,310,840	$2,457,524
12/31/24	$3,019,769	$3,333,707	$2,118,278	$2,254,557
1/31/25	$3,141,762	$3,426,543	$2,161,787	$2,313,671
2/28/25	$2,938,441	$3,381,833	$2,079,034	$2,189,913
3/31/25	$2,814,597	$3,191,285	$1,954,271	$2,040,845
4/30/25	$2,684,776	$3,169,646	$1,875,788	$1,993,702
5/31/25	$2,794,764	$3,369,158	$1,954,590	$2,100,166
6/30/25	$2,893,667	$3,540,489	$2,051,303	$2,214,310
7/31/25	$2,910,150	$3,619,947	$2,087,529	$2,252,728
8/31/25	$3,153,731	$3,693,330	$2,264,342	$2,413,685
9/30/25	$3,176,455	$3,828,137	$2,309,856	$2,488,775
10/31/25	$3,163,520	$3,917,767	$2,315,653	$2,533,797
11/30/25	$3,287,326	$3,927,370	$2,380,723	$2,558,147
12/31/25	$3,316,937	$3,929,774	$2,385,080	$2,543,310
1/31/26	$3,425,139	$3,986,756	$2,548,673	$2,679,402
2/28/26	$3,507,222	$3,956,458	$2,597,760	$2,700,944
3/31/26	$3,322,622	$3,759,445	$2,503,280	$2,565,843

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	18.05%	8.93%	12.76%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.80%	9.61%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 203,484,000
Holdings Count | Holding	1,321
Advisory Fees Paid, Amount	$ 1,146,000
InvestmentCompanyPortfolioTurnover	933.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,484
# of Portfolio Holdings	1,321
Portfolio Turnover Rate	933%
Total Net Advisory Fees Paid During the Reporting Period	$1,146
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	105.5%
Asset-Backed Securities	17.4%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	3.0%
Corporate Bonds & Notes	2.5%
Short-Term Instruments	17.9%
Affiliated Investments	15.4%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(87.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000148264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class A
Trading Symbol	PWLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,453	$10,000	$10,000
4/30/16	$9,602	$10,148	$10,005
5/31/16	$9,578	$10,160	$10,011
6/30/16	$10,033	$10,099	$10,016
7/31/16	$10,070	$10,534	$10,021
8/31/16	$9,874	$10,570	$10,026
9/30/16	$9,923	$10,634	$10,032
10/31/16	$9,920	$10,454	$10,039
11/30/16	$9,825	$10,533	$10,046
12/31/16	$10,243	$10,761	$10,053
1/31/17	$10,207	$11,055	$10,061
2/28/17	$10,499	$11,365	$10,069
3/31/17	$10,537	$11,504	$10,078
4/30/17	$10,418	$11,683	$10,087
5/31/17	$10,730	$11,941	$10,097
6/30/17	$10,623	$11,996	$10,107
7/31/17	$10,716	$12,331	$10,118
8/31/17	$10,744	$12,378	$10,128
9/30/17	$10,871	$12,617	$10,139
10/31/17	$11,030	$12,879	$10,151
11/30/17	$11,242	$13,129	$10,162
12/31/17	$11,406	$13,340	$10,173
1/31/18	$11,542	$14,093	$10,188
2/28/18	$11,038	$13,501	$10,202
3/31/18	$11,057	$13,212	$10,216
4/30/18	$11,391	$13,338	$10,236
5/31/18	$11,306	$13,355	$10,256
6/30/18	$11,430	$13,283	$10,275
7/31/18	$11,763	$13,683	$10,295
8/31/18	$11,794	$13,791	$10,315
9/30/18	$12,068	$13,851	$10,335
10/31/18	$11,750	$12,813	$10,356
11/30/18	$11,921	$13,000	$10,377
12/31/18	$11,404	$12,084	$10,397
1/31/19	$11,726	$13,039	$10,421
2/28/19	$11,908	$13,387	$10,446
3/31/19	$11,998	$13,556	$10,470
4/30/19	$11,936	$14,013	$10,493
5/31/19	$11,767	$13,182	$10,516
6/30/19	$12,080	$14,045	$10,538
7/31/19	$12,112	$14,087	$10,559
8/31/19	$11,989	$13,752	$10,579
9/30/19	$12,302	$14,042	$10,600
10/31/19	$12,253	$14,426	$10,618
11/30/19	$12,290	$14,778	$10,637
12/31/19	$12,450	$15,299	$10,656
1/31/20	$12,350	$15,130	$10,673
2/29/20	$11,456	$13,908	$10,690
3/31/20	$10,164	$12,030	$10,708
4/30/20	$10,673	$13,319	$10,721
5/31/20	$10,710	$13,898	$10,734
6/30/20	$10,445	$14,342	$10,747
7/31/20	$10,445	$15,101	$10,749
8/31/20	$10,602	$16,025	$10,752
9/30/20	$10,488	$15,508	$10,755
10/31/20	$10,221	$15,131	$10,757
11/30/20	$10,727	$16,996	$10,759
12/31/20	$10,847	$17,785	$10,761
1/31/21	$10,767	$17,705	$10,763
2/28/21	$10,794	$18,115	$10,765
3/31/21	$11,515	$18,598	$10,768
4/30/21	$11,596	$19,412	$10,769
5/31/21	$11,854	$19,714	$10,771
6/30/21	$11,835	$19,974	$10,773
7/31/21	$11,944	$20,111	$10,774
8/31/21	$12,109	$20,614	$10,776
9/30/21	$12,060	$19,763	$10,777
10/31/21	$12,003	$20,772	$10,778
11/30/21	$11,775	$20,271	$10,779
12/31/21	$12,437	$21,082	$10,781
1/31/22	$12,660	$20,047	$10,783
2/28/22	$12,481	$19,529	$10,785
3/31/22	$12,646	$19,952	$10,787
4/30/22	$12,910	$18,355	$10,796
5/31/22	$12,988	$18,377	$10,805
6/30/22	$12,601	$16,828	$10,814
7/31/22	$12,538	$18,003	$10,828
8/31/22	$12,363	$17,340	$10,850
9/30/22	$11,913	$15,680	$10,872
10/31/22	$12,592	$16,626	$10,900
11/30/22	$12,834	$17,916	$10,934
12/31/22	$12,924	$17,211	$10,972
1/31/23	$12,805	$18,444	$11,013
2/28/23	$12,736	$17,916	$11,052
3/31/23	$12,753	$18,468	$11,096
4/30/23	$13,249	$18,734	$11,140
5/31/23	$12,685	$18,533	$11,188
6/30/23	$12,971	$19,609	$11,236
7/31/23	$13,005	$20,327	$11,285
8/31/23	$13,074	$19,759	$11,336
9/30/23	$13,171	$18,942	$11,387
10/31/23	$13,086	$18,372	$11,439
11/30/23	$13,240	$20,068	$11,490
12/31/23	$13,398	$21,032	$11,543
1/31/24	$13,957	$21,155	$11,596
2/29/24	$14,012	$22,063	$11,645
3/31/24	$14,390	$22,756	$11,699
4/30/24	$14,066	$22,005	$11,751
5/31/24	$14,228	$22,899	$11,805
6/30/24	$14,159	$23,409	$11,854
7/31/24	$14,967	$23,786	$11,912
8/31/24	$15,279	$24,390	$11,967
9/30/24	$15,341	$24,957	$12,018
10/31/24	$15,172	$24,397	$12,068
11/30/24	$15,567	$25,309	$12,116
12/31/24	$15,221	$24,710	$12,163
1/31/25	$15,590	$25,540	$12,208
2/28/25	$16,163	$25,386	$12,250
3/31/25	$16,506	$24,383	$12,295
4/30/25	$16,176	$24,610	$12,340
5/31/25	$15,990	$26,025	$12,386
6/30/25	$15,848	$27,193	$12,430
7/31/25	$15,784	$27,562	$12,477
8/31/25	$16,360	$28,243	$12,524
9/30/25	$16,081	$29,266	$12,569
10/31/25	$15,686	$29,921	$12,614
11/30/25	$16,213	$29,917	$12,656
12/31/25	$16,282	$30,230	$12,697
1/31/26	$16,774	$31,126	$12,738
2/28/26	$17,736	$31,526	$12,774
3/31/26	$17,781	$29,262	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.73%	9.08%	6.52%
Class A (including sales charge)	1.76%	7.84%	5.92%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 425,861,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 3,934,000
InvestmentCompanyPortfolioTurnover	894.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000148265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class C
Trading Symbol	PWLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$260	2.51%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,151	$10,148	$10,005
5/31/16	$10,120	$10,160	$10,011
6/30/16	$10,594	$10,099	$10,016
7/31/16	$10,626	$10,534	$10,021
8/31/16	$10,413	$10,570	$10,026
9/30/16	$10,458	$10,634	$10,032
10/31/16	$10,448	$10,454	$10,039
11/30/16	$10,342	$10,533	$10,046
12/31/16	$10,775	$10,761	$10,053
1/31/17	$10,731	$11,055	$10,061
2/28/17	$11,031	$11,365	$10,069
3/31/17	$11,065	$11,504	$10,078
4/30/17	$10,933	$11,683	$10,087
5/31/17	$11,253	$11,941	$10,097
6/30/17	$11,134	$11,996	$10,107
7/31/17	$11,224	$12,331	$10,118
8/31/17	$11,246	$12,378	$10,128
9/30/17	$11,372	$12,617	$10,139
10/31/17	$11,531	$12,879	$10,151
11/30/17	$11,746	$13,129	$10,162
12/31/17	$11,909	$13,340	$10,173
1/31/18	$12,043	$14,093	$10,188
2/28/18	$11,511	$13,501	$10,202
3/31/18	$11,524	$13,212	$10,216
4/30/18	$11,864	$13,338	$10,236
5/31/18	$11,768	$13,355	$10,256
6/30/18	$11,890	$13,283	$10,275
7/31/18	$12,229	$13,683	$10,295
8/31/18	$12,253	$13,791	$10,315
9/30/18	$12,531	$13,851	$10,335
10/31/18	$12,193	$12,813	$10,356
11/30/18	$12,362	$13,000	$10,377
12/31/18	$11,818	$12,084	$10,397
1/31/19	$12,144	$13,039	$10,421
2/28/19	$12,326	$13,387	$10,446
3/31/19	$12,411	$13,556	$10,470
4/30/19	$12,339	$14,013	$10,493
5/31/19	$12,157	$13,182	$10,516
6/30/19	$12,473	$14,045	$10,538
7/31/19	$12,497	$14,087	$10,559
8/31/19	$12,353	$13,752	$10,579
9/30/19	$12,672	$14,042	$10,600
10/31/19	$12,623	$14,426	$10,618
11/30/19	$12,660	$14,778	$10,637
12/31/19	$12,819	$15,299	$10,656
1/31/20	$12,705	$15,130	$10,673
2/29/20	$11,772	$13,908	$10,690
3/31/20	$10,445	$12,030	$10,708
4/30/20	$10,968	$13,319	$10,721
5/31/20	$10,994	$13,898	$10,734
6/30/20	$10,718	$14,342	$10,747
7/31/20	$10,705	$15,101	$10,749
8/31/20	$10,866	$16,025	$10,752
9/30/20	$10,741	$15,508	$10,755
10/31/20	$10,455	$15,131	$10,757
11/30/20	$10,973	$16,996	$10,759
12/31/20	$11,082	$17,785	$10,761
1/31/21	$10,987	$17,705	$10,763
2/28/21	$11,028	$18,115	$10,765
3/31/21	$11,744	$18,598	$10,768
4/30/21	$11,813	$19,412	$10,769
5/31/21	$12,075	$19,714	$10,771
6/30/21	$12,052	$19,974	$10,773
7/31/21	$12,150	$20,111	$10,774
8/31/21	$12,304	$20,614	$10,776
9/30/21	$12,258	$19,763	$10,777
10/31/21	$12,200	$20,772	$10,778
11/30/21	$11,939	$20,271	$10,779
12/31/21	$12,606	$21,082	$10,781
1/31/22	$12,833	$20,047	$10,783
2/28/22	$12,637	$19,529	$10,785
3/31/22	$12,791	$19,952	$10,787
4/30/22	$13,057	$18,355	$10,796
5/31/22	$13,135	$18,377	$10,805
6/30/22	$12,741	$16,828	$10,814
7/31/22	$12,661	$18,003	$10,828
8/31/22	$12,469	$17,340	$10,850
9/30/22	$12,006	$15,680	$10,872
10/31/22	$12,689	$16,626	$10,900
11/30/22	$12,916	$17,916	$10,934
12/31/22	$13,005	$17,211	$10,972
1/31/23	$12,885	$18,444	$11,013
2/28/23	$12,799	$17,916	$11,052
3/31/23	$12,817	$18,468	$11,096
4/30/23	$13,313	$18,734	$11,140
5/31/23	$12,731	$18,533	$11,188
6/30/23	$13,005	$19,609	$11,236
7/31/23	$13,022	$20,327	$11,285
8/31/23	$13,091	$19,759	$11,336
9/30/23	$13,176	$18,942	$11,387
10/31/23	$13,091	$18,372	$11,439
11/30/23	$13,245	$20,068	$11,490
12/31/23	$13,402	$21,032	$11,543
1/31/24	$13,941	$21,155	$11,596
2/29/24	$13,977	$22,063	$11,645
3/31/24	$14,337	$22,756	$11,699
4/30/24	$14,013	$22,005	$11,751
5/31/24	$14,175	$22,899	$11,805
6/30/24	$14,098	$23,409	$11,854
7/31/24	$14,885	$23,786	$11,912
8/31/24	$15,177	$24,390	$11,967
9/30/24	$15,244	$24,957	$12,018
10/31/24	$15,057	$24,397	$12,068
11/30/24	$15,450	$25,309	$12,116
12/31/24	$15,081	$24,710	$12,163
1/31/25	$15,445	$25,540	$12,208
2/28/25	$15,993	$25,386	$12,250
3/31/25	$16,344	$24,383	$12,295
4/30/25	$15,998	$24,610	$12,340
5/31/25	$15,794	$26,025	$12,386
6/30/25	$15,650	$27,193	$12,430
7/31/25	$15,586	$27,562	$12,477
8/31/25	$16,134	$28,243	$12,524
9/30/25	$15,851	$29,266	$12,569
10/31/25	$15,461	$29,921	$12,614
11/30/25	$15,959	$29,917	$12,656
12/31/25	$16,039	$30,230	$12,697
1/31/26	$16,479	$31,126	$12,738
2/28/26	$17,425	$31,526	$12,774
3/31/26	$17,469	$29,262	$12,814

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.88%	8.27%	5.74%
Class C (including sales charge)	5.89%	8.27%	5.74%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 425,861,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 3,934,000
InvestmentCompanyPortfolioTurnover	894.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000148267
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Institutional Class
Trading Symbol	PWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.36%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,077	$1,014,762	$1,000,526
5/31/16	$1,013,934	$1,016,044	$1,001,052
6/30/16	$1,062,377	$1,009,889	$1,001,578
7/31/16	$1,066,678	$1,053,412	$1,002,105
8/31/16	$1,046,248	$1,056,955	$1,002,632
9/30/16	$1,051,847	$1,063,432	$1,003,159
10/31/16	$1,051,847	$1,045,383	$1,003,860
11/30/16	$1,042,138	$1,053,326	$1,004,560
12/31/16	$1,086,775	$1,076,081	$1,005,261
1/31/17	$1,083,424	$1,105,505	$1,006,097
2/28/17	$1,114,698	$1,136,516	$1,006,934
3/31/17	$1,119,166	$1,150,419	$1,007,772
4/30/17	$1,106,880	$1,168,348	$1,008,736
5/31/17	$1,140,388	$1,194,149	$1,009,699
6/30/17	$1,129,430	$1,199,579	$1,010,664
7/31/17	$1,139,646	$1,233,102	$1,011,756
8/31/17	$1,143,051	$1,237,827	$1,012,848
9/30/17	$1,156,916	$1,261,742	$1,013,943
10/31/17	$1,174,183	$1,287,941	$1,015,069
11/30/17	$1,197,206	$1,312,874	$1,016,196
12/31/17	$1,215,042	$1,334,041	$1,017,325
1/31/18	$1,229,920	$1,409,302	$1,018,760
2/28/18	$1,176,607	$1,350,114	$1,020,198
3/31/18	$1,179,087	$1,321,213	$1,021,638
4/30/18	$1,215,042	$1,333,829	$1,023,597
5/31/18	$1,206,363	$1,335,495	$1,025,561
6/30/18	$1,220,002	$1,328,263	$1,027,529
7/31/18	$1,255,957	$1,368,317	$1,029,527
8/31/18	$1,259,676	$1,379,068	$1,031,530
9/30/18	$1,289,460	$1,385,070	$1,033,537
10/31/18	$1,255,919	$1,281,274	$1,035,592
11/30/18	$1,274,553	$1,300,014	$1,037,651
12/31/18	$1,219,705	$1,208,449	$1,039,715
1/31/19	$1,254,553	$1,303,867	$1,042,143
2/28/19	$1,274,467	$1,338,741	$1,044,577
3/31/19	$1,284,502	$1,355,577	$1,047,017
4/30/19	$1,278,224	$1,401,348	$1,049,286
5/31/19	$1,260,645	$1,318,223	$1,051,561
6/30/19	$1,294,557	$1,404,539	$1,053,840
7/31/19	$1,298,394	$1,408,656	$1,055,886
8/31/19	$1,284,323	$1,375,238	$1,057,936
9/30/19	$1,318,495	$1,404,175	$1,059,991
10/31/19	$1,314,610	$1,442,606	$1,061,850
11/30/19	$1,319,790	$1,477,822	$1,063,711
12/31/19	$1,337,964	$1,529,864	$1,065,577
1/31/20	$1,327,313	$1,512,965	$1,067,304
2/29/20	$1,231,459	$1,390,763	$1,069,033
3/31/20	$1,093,003	$1,203,005	$1,070,765
4/30/20	$1,148,918	$1,331,877	$1,072,060
5/31/20	$1,151,581	$1,389,803	$1,073,355
6/30/20	$1,123,960	$1,434,210	$1,074,652
7/31/20	$1,123,960	$1,510,061	$1,074,928
8/31/20	$1,142,179	$1,602,484	$1,075,203
9/30/20	$1,130,040	$1,550,814	$1,075,480
10/31/20	$1,101,431	$1,513,117	$1,075,677
11/30/20	$1,157,218	$1,699,628	$1,075,874
12/31/20	$1,170,092	$1,778,541	$1,076,072
1/31/21	$1,161,509	$1,770,453	$1,076,299
2/28/21	$1,165,800	$1,811,461	$1,076,527
3/31/21	$1,243,004	$1,859,845	$1,076,755
4/30/21	$1,251,737	$1,941,162	$1,076,937
5/31/21	$1,280,847	$1,971,371	$1,077,119
6/30/21	$1,279,659	$1,997,351	$1,077,300
7/31/21	$1,291,494	$2,011,113	$1,077,433
8/31/21	$1,309,246	$2,061,449	$1,077,565
9/30/21	$1,305,309	$1,976,291	$1,077,697
10/31/21	$1,299,159	$2,077,169	$1,077,815
11/30/21	$1,274,560	$2,027,149	$1,077,933
12/31/21	$1,347,318	$2,108,235	$1,078,052
1/31/22	$1,371,434	$2,004,695	$1,078,252
2/28/22	$1,352,141	$1,952,919	$1,078,453
3/31/22	$1,369,339	$1,995,218	$1,078,655
4/30/22	$1,399,471	$1,835,517	$1,079,559
5/31/22	$1,407,841	$1,837,664	$1,080,464
6/30/22	$1,366,908	$1,682,756	$1,081,370
7/31/22	$1,361,756	$1,800,267	$1,082,840
8/31/22	$1,341,150	$1,733,991	$1,084,974
9/30/22	$1,294,007	$1,567,997	$1,087,187
10/31/22	$1,369,098	$1,662,621	$1,090,024
11/30/22	$1,395,292	$1,791,580	$1,093,382
12/31/22	$1,405,053	$1,721,080	$1,097,197
1/31/23	$1,393,960	$1,844,441	$1,101,269
2/28/23	$1,384,716	$1,791,580	$1,105,156
3/31/23	$1,388,414	$1,846,818	$1,109,554
4/30/23	$1,442,028	$1,873,362	$1,114,015
5/31/23	$1,382,868	$1,853,296	$1,118,838
6/30/23	$1,413,016	$1,960,902	$1,123,559
7/31/23	$1,416,720	$2,032,685	$1,128,492
8/31/23	$1,425,980	$1,975,884	$1,133,649
9/30/23	$1,436,041	$1,894,179	$1,138,672
10/31/23	$1,428,620	$1,837,228	$1,143,887
11/30/23	$1,445,318	$2,006,797	$1,148,966
12/31/23	$1,464,378	$2,103,192	$1,154,251
1/31/24	$1,524,986	$2,115,520	$1,159,560
2/29/24	$1,530,851	$2,206,305	$1,164,535
3/31/24	$1,571,909	$2,275,576	$1,169,880
4/30/24	$1,536,717	$2,200,497	$1,175,074
5/31/24	$1,556,268	$2,289,868	$1,180,456
6/30/24	$1,550,043	$2,340,868	$1,185,355
7/31/24	$1,637,706	$2,378,621	$1,191,175
8/31/24	$1,671,576	$2,439,029	$1,196,655
9/30/24	$1,679,841	$2,495,690	$1,201,824
10/31/24	$1,661,449	$2,439,669	$1,206,847
11/30/24	$1,706,408	$2,530,922	$1,211,567
12/31/24	$1,666,549	$2,471,011	$1,216,304
1/31/25	$1,708,768	$2,553,954	$1,220,841
2/28/25	$1,770,986	$2,538,568	$1,224,967
3/31/25	$1,811,857	$2,438,282	$1,229,536
4/30/25	$1,776,023	$2,461,023	$1,233,987
5/31/25	$1,753,627	$2,602,480	$1,238,578
6/30/25	$1,739,479	$2,719,334	$1,243,036
7/31/25	$1,734,841	$2,756,213	$1,247,698
8/31/25	$1,797,462	$2,824,267	$1,252,364
9/30/25	$1,766,537	$2,926,623	$1,256,860
10/31/25	$1,725,955	$2,992,080	$1,261,410
11/30/25	$1,783,248	$2,991,748	$1,265,611
12/31/25	$1,792,874	$3,022,971	$1,269,736
1/31/26	$1,846,466	$3,112,586	$1,273,762
2/28/26	$1,953,648	$3,152,599	$1,277,392
3/31/26	$1,958,520	$2,926,188	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.09%	9.52%	6.95%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 425,861,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 3,934,000
InvestmentCompanyPortfolioTurnover	894.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000213842
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	I-2
Trading Symbol	PWLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$152	1.46%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s long exposure to the RAE Low Volatility US, RAE Low Volatility International, and RAE Low Volatility Emerging Markets Model Portfolios contributed to returns, as they each had positive returns.

  The Fund’s short exposure to capitalization-weighted equity indices detracted from returns, as they had positive returns.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to agency mortgage-backed securities contributed to returns, as spreads tightened.

  Holdings of securitized credit contributed to returns, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from returns, as interest rates increased.

  Positioning in non-U.S. developed market currencies detracted from returns, driven by short exposures to select developed market currencies, as the U.S dollar weakened against many global currencies.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,015,995	$1,014,762	$1,000,526
5/31/16	$1,013,765	$1,016,044	$1,001,052
6/30/16	$1,062,117	$1,009,889	$1,001,578
7/31/16	$1,066,326	$1,053,412	$1,002,105
8/31/16	$1,045,813	$1,056,955	$1,002,632
9/30/16	$1,051,324	$1,063,432	$1,003,159
10/31/16	$1,051,235	$1,045,383	$1,003,860
11/30/16	$1,041,446	$1,053,326	$1,004,560
12/31/16	$1,085,963	$1,076,081	$1,005,261
1/31/17	$1,082,523	$1,105,505	$1,006,097
2/28/17	$1,113,686	$1,136,516	$1,006,934
3/31/17	$1,118,055	$1,150,419	$1,007,772
4/30/17	$1,105,690	$1,168,348	$1,008,736
5/31/17	$1,139,066	$1,194,149	$1,009,699
6/30/17	$1,128,028	$1,199,579	$1,010,664
7/31/17	$1,138,135	$1,233,102	$1,011,756
8/31/17	$1,141,439	$1,237,827	$1,012,848
9/30/17	$1,155,189	$1,261,742	$1,013,943
10/31/17	$1,172,332	$1,287,941	$1,015,069
11/30/17	$1,195,222	$1,312,874	$1,016,196
12/31/17	$1,212,927	$1,334,041	$1,017,325
1/31/18	$1,227,674	$1,409,302	$1,018,760
2/28/18	$1,174,368	$1,350,114	$1,020,198
3/31/18	$1,176,744	$1,321,213	$1,021,638
4/30/18	$1,212,529	$1,333,829	$1,023,597
5/31/18	$1,203,766	$1,335,495	$1,025,561
6/30/18	$1,217,275	$1,328,263	$1,027,529
7/31/18	$1,253,045	$1,368,317	$1,029,527
8/31/18	$1,256,649	$1,379,068	$1,031,530
9/30/18	$1,286,257	$1,385,070	$1,033,537
10/31/18	$1,252,692	$1,281,274	$1,035,592
11/30/18	$1,271,174	$1,300,014	$1,037,651
12/31/18	$1,216,366	$1,208,449	$1,039,715
1/31/19	$1,251,015	$1,303,867	$1,042,143
2/28/19	$1,270,775	$1,338,741	$1,044,577
3/31/19	$1,280,673	$1,355,577	$1,047,017
4/30/19	$1,274,309	$1,401,348	$1,049,286
5/31/19	$1,256,677	$1,318,223	$1,051,561
6/30/19	$1,290,376	$1,404,539	$1,053,840
7/31/19	$1,294,091	$1,408,656	$1,055,886
8/31/19	$1,281,260	$1,375,238	$1,057,936
9/30/19	$1,314,757	$1,404,175	$1,059,991
10/31/19	$1,309,591	$1,442,606	$1,061,850
11/30/19	$1,314,757	$1,477,822	$1,063,711
12/31/19	$1,332,508	$1,529,864	$1,065,577
1/31/20	$1,323,218	$1,512,965	$1,067,304
2/29/20	$1,226,332	$1,390,763	$1,069,033
3/31/20	$1,088,303	$1,203,005	$1,070,765
4/30/20	$1,144,046	$1,331,877	$1,072,060
5/31/20	$1,148,027	$1,389,803	$1,073,355
6/30/20	$1,120,248	$1,434,210	$1,074,652
7/31/20	$1,120,248	$1,510,061	$1,074,928
8/31/20	$1,137,010	$1,602,484	$1,075,203
9/30/20	$1,125,730	$1,550,814	$1,075,480
10/31/20	$1,097,231	$1,513,117	$1,075,677
11/30/20	$1,152,805	$1,699,628	$1,075,874
12/31/20	$1,164,204	$1,778,541	$1,076,072
1/31/21	$1,155,655	$1,770,453	$1,076,299
2/28/21	$1,159,929	$1,811,461	$1,076,527
3/31/21	$1,238,246	$1,859,845	$1,076,755
4/30/21	$1,246,936	$1,941,162	$1,076,937
5/31/21	$1,274,452	$1,971,371	$1,077,119
6/30/21	$1,273,030	$1,997,351	$1,077,300
7/31/21	$1,284,804	$2,011,113	$1,077,433
8/31/21	$1,302,464	$2,061,449	$1,077,565
9/30/21	$1,298,398	$1,976,291	$1,077,697
10/31/21	$1,292,280	$2,077,169	$1,077,815
11/30/21	$1,267,811	$2,027,149	$1,077,933
12/31/21	$1,339,686	$2,108,235	$1,078,052
1/31/22	$1,363,666	$2,004,695	$1,078,252
2/28/22	$1,344,482	$1,952,919	$1,078,453
3/31/22	$1,362,983	$1,995,218	$1,078,655
4/30/22	$1,391,275	$1,835,517	$1,079,559
5/31/22	$1,399,596	$1,837,664	$1,080,464
6/30/22	$1,358,781	$1,682,756	$1,081,370
7/31/22	$1,353,660	$1,800,267	$1,082,840
8/31/22	$1,333,176	$1,733,991	$1,084,974
9/30/22	$1,285,609	$1,567,997	$1,087,187
10/31/22	$1,360,213	$1,662,621	$1,090,024
11/30/22	$1,386,237	$1,791,580	$1,093,382
12/31/22	$1,395,372	$1,721,080	$1,097,197
1/31/23	$1,384,356	$1,844,441	$1,101,269
2/28/23	$1,375,176	$1,791,580	$1,105,156
3/31/23	$1,378,848	$1,846,818	$1,109,554
4/30/23	$1,433,928	$1,873,362	$1,114,015
5/31/23	$1,373,340	$1,853,296	$1,118,838
6/30/23	$1,402,977	$1,960,902	$1,123,559
7/31/23	$1,406,654	$2,032,685	$1,128,492
8/31/23	$1,415,848	$1,975,884	$1,133,649
9/30/23	$1,425,024	$1,894,179	$1,138,672
10/31/23	$1,417,659	$1,837,228	$1,143,887
11/30/23	$1,434,230	$2,006,797	$1,148,966
12/31/23	$1,452,207	$2,103,192	$1,154,251
1/31/24	$1,512,312	$2,115,520	$1,159,560
2/29/24	$1,520,067	$2,206,305	$1,164,535
3/31/24	$1,558,844	$2,275,576	$1,169,880
4/30/24	$1,525,884	$2,200,497	$1,175,074
5/31/24	$1,543,333	$2,289,868	$1,180,456
6/30/24	$1,536,844	$2,340,868	$1,185,355
7/31/24	$1,623,761	$2,378,621	$1,191,175
8/31/24	$1,657,343	$2,439,029	$1,196,655
9/30/24	$1,667,159	$2,495,690	$1,201,824
10/31/24	$1,646,902	$2,439,669	$1,206,847
11/30/24	$1,691,467	$2,530,922	$1,211,567
12/31/24	$1,653,702	$2,471,011	$1,216,304
1/31/25	$1,693,338	$2,553,954	$1,220,841
2/28/25	$1,757,196	$2,538,568	$1,224,967
3/31/25	$1,795,447	$2,438,282	$1,229,536
4/30/25	$1,759,937	$2,461,023	$1,233,987
5/31/25	$1,739,963	$2,602,480	$1,238,578
6/30/25	$1,723,449	$2,719,334	$1,243,036
7/31/25	$1,718,853	$2,756,213	$1,247,698
8/31/25	$1,780,897	$2,824,267	$1,252,364
9/30/25	$1,750,163	$2,926,623	$1,256,860
10/31/25	$1,709,956	$2,992,080	$1,261,410
11/30/25	$1,766,718	$2,991,748	$1,265,611
12/31/25	$1,776,156	$3,022,971	$1,269,736
1/31/26	$1,829,248	$3,112,586	$1,273,762
2/28/26	$1,933,018	$3,152,599	$1,277,392
3/31/26	$1,940,258	$2,926,188	$1,281,416

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	8.07%	9.40%	6.85%
MSCI All Country World Index	20.01%	9.49%	11.33%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 425,861,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 3,934,000
InvestmentCompanyPortfolioTurnover	894.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$425,861
# of Portfolio Holdings	1,377
Portfolio Turnover Rate	894%
Total Net Advisory Fees Paid During the Reporting Period	$3,934
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	88.7%
Asset-Backed Securities	21.1%
Sovereign Issues	12.8%
Non-Agency Mortgage-Backed Securities	10.1%
Corporate Bonds & Notes	5.0%
U.S. Treasury Obligations	3.7%
Exchange-Traded Funds	3.6%
Short-Term Instruments	38.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(98.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026638
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Class A
Trading Symbol	PTOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.43%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index
3/31/16	$9,625	$10,000
4/30/16	$9,755	$10,039
5/31/16	$9,918	$10,219
6/30/16	$9,973	$10,246
7/31/16	$10,385	$10,623
8/31/16	$10,396	$10,638
9/30/16	$10,440	$10,640
10/31/16	$10,320	$10,446
11/30/16	$10,668	$10,833
12/31/16	$10,941	$11,047
1/31/17	$11,212	$11,257
2/28/17	$11,712	$11,704
3/31/17	$11,746	$11,717
4/30/17	$11,866	$11,838
5/31/17	$12,030	$12,004
6/30/17	$12,099	$12,079
7/31/17	$12,362	$12,327
8/31/17	$12,406	$12,365
9/30/17	$12,690	$12,620
10/31/17	$13,008	$12,915
11/30/17	$13,392	$13,311
12/31/17	$13,502	$13,459
1/31/18	$14,271	$14,229
2/28/18	$13,759	$13,705
3/31/18	$13,398	$13,357
4/30/18	$13,462	$13,408
5/31/18	$13,796	$13,731
6/30/18	$13,870	$13,815
7/31/18	$14,398	$14,329
8/31/18	$14,771	$14,796
9/30/18	$14,874	$14,881
10/31/18	$13,843	$13,864
11/30/18	$14,049	$14,146
12/31/18	$12,680	$12,869
1/31/19	$13,772	$13,900
2/28/19	$14,212	$14,346
3/31/19	$14,497	$14,625
4/30/19	$15,111	$15,217
5/31/19	$14,111	$14,250
6/30/19	$15,145	$15,255
7/31/19	$15,349	$15,474
8/31/19	$15,000	$15,229
9/30/19	$15,288	$15,514
10/31/19	$15,660	$15,850
11/30/19	$16,256	$16,425
12/31/19	$16,813	$16,921
1/31/20	$16,844	$16,914
2/29/20	$15,407	$15,522
3/31/20	$12,789	$13,605
4/30/20	$14,712	$15,349
5/31/20	$15,525	$16,080
6/30/20	$15,959	$16,399
7/31/20	$16,938	$17,324
8/31/20	$18,248	$18,569
9/30/20	$17,554	$17,864
10/31/20	$17,106	$17,389
11/30/20	$19,077	$19,292
12/31/20	$19,892	$20,034
1/31/21	$19,746	$19,832
2/28/21	$20,233	$20,378
3/31/21	$21,137	$21,271
4/30/21	$22,282	$22,406
5/31/21	$22,448	$22,563
6/30/21	$22,936	$23,089
7/31/21	$23,463	$23,638
8/31/21	$24,176	$24,357
9/30/21	$23,005	$23,224
10/31/21	$24,436	$24,851
11/30/21	$24,189	$24,679
12/31/21	$25,328	$25,785
1/31/22	$23,891	$24,450
2/28/22	$23,020	$23,718
3/31/22	$23,775	$24,599
4/30/22	$21,530	$22,454
5/31/22	$21,485	$22,495
6/30/22	$19,468	$20,638
7/31/22	$21,364	$22,541
8/31/22	$20,394	$21,622
9/30/22	$18,239	$19,631
10/31/22	$19,697	$21,220
11/30/22	$20,867	$22,406
12/31/22	$19,654	$21,115
1/31/23	$21,062	$22,442
2/28/23	$20,517	$21,894
3/31/23	$21,039	$22,698
4/30/23	$21,402	$23,052
5/31/23	$21,493	$23,152
6/30/23	$22,894	$24,682
7/31/23	$23,667	$25,475
8/31/23	$23,258	$25,069
9/30/23	$22,086	$23,874
10/31/23	$21,513	$23,372
11/30/23	$23,623	$25,507
12/31/23	$24,847	$26,665
1/31/24	$25,289	$27,114
2/29/24	$26,639	$28,561
3/31/24	$27,564	$29,480
4/30/24	$26,339	$28,276
5/31/24	$27,729	$29,678
6/30/24	$28,699	$30,743
7/31/24	$29,153	$31,117
8/31/24	$29,822	$31,872
9/30/24	$30,523	$32,553
10/31/24	$30,038	$32,258
11/30/24	$31,979	$34,151
12/31/24	$31,123	$33,337
1/31/25	$32,103	$34,265
2/28/25	$31,819	$33,818
3/31/25	$29,977	$31,913
4/30/25	$29,507	$31,696
5/31/25	$31,334	$33,692
6/30/25	$33,159	$35,405
7/31/25	$33,822	$36,199
8/31/25	$34,723	$36,933
9/30/25	$36,034	$38,281
10/31/25	$37,051	$39,178
11/30/25	$37,158	$39,274
12/31/25	$37,255	$39,298
1/31/26	$37,716	$39,868
2/28/26	$37,532	$39,565
3/31/26	$35,134	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	17.20%	10.70%	13.82%
Class A (including sales charge)	12.81%	9.85%	13.39%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,553,357,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 6,411,000
InvestmentCompanyPortfolioTurnover	892.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026640
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Class C
Trading Symbol	PSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.18%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index
3/31/16	$10,000	$10,000
4/30/16	$10,121	$10,039
5/31/16	$10,290	$10,219
6/30/16	$10,326	$10,246
7/31/16	$10,762	$10,623
8/31/16	$10,762	$10,638
9/30/16	$10,798	$10,640
10/31/16	$10,665	$10,446
11/30/16	$11,016	$10,833
12/31/16	$11,306	$11,047
1/31/17	$11,560	$11,257
2/28/17	$12,080	$11,704
3/31/17	$12,102	$11,717
4/30/17	$12,223	$11,838
5/31/17	$12,381	$12,004
6/30/17	$12,441	$12,079
7/31/17	$12,709	$12,327
8/31/17	$12,745	$12,365
9/30/17	$13,025	$12,620
10/31/17	$13,354	$12,915
11/30/17	$13,731	$13,311
12/31/17	$13,830	$13,459
1/31/18	$14,622	$14,229
2/28/18	$14,075	$13,705
3/31/18	$13,701	$13,357
4/30/18	$13,758	$13,408
5/31/18	$14,089	$13,731
6/30/18	$14,156	$13,815
7/31/18	$14,689	$14,329
8/31/18	$15,064	$14,796
9/30/18	$15,156	$14,881
10/31/18	$14,089	$13,864
11/30/18	$14,291	$14,146
12/31/18	$12,905	$12,869
1/31/19	$14,008	$13,900
2/28/19	$14,424	$14,346
3/31/19	$14,724	$14,625
4/30/19	$15,337	$15,217
5/31/19	$14,306	$14,250
6/30/19	$15,340	$15,255
7/31/19	$15,554	$15,474
8/31/19	$15,176	$15,229
9/30/19	$15,457	$15,514
10/31/19	$15,827	$15,850
11/30/19	$16,415	$16,425
12/31/19	$16,960	$16,921
1/31/20	$16,978	$16,914
2/29/20	$15,526	$15,522
3/31/20	$12,891	$13,605
4/30/20	$14,800	$15,349
5/31/20	$15,631	$16,080
6/30/20	$16,051	$16,399
7/31/20	$17,033	$17,324
8/31/20	$18,337	$18,569
9/30/20	$17,627	$17,864
10/31/20	$17,156	$17,389
11/30/20	$19,133	$19,292
12/31/20	$19,926	$20,034
1/31/21	$19,761	$19,832
2/28/21	$20,257	$20,378
3/31/21	$21,127	$21,271
4/30/21	$22,273	$22,406
5/31/21	$22,423	$22,563
6/30/21	$22,892	$23,089
7/31/21	$23,412	$23,638
8/31/21	$24,105	$24,357
9/30/21	$22,912	$23,224
10/31/21	$24,321	$24,851
11/30/21	$24,079	$24,679
12/31/21	$25,202	$25,785
1/31/22	$23,742	$24,450
2/28/22	$22,871	$23,718
3/31/22	$23,595	$24,599
4/30/22	$21,368	$22,454
5/31/22	$21,316	$22,495
6/30/22	$19,282	$20,638
7/31/22	$21,148	$22,541
8/31/22	$20,163	$21,622
9/30/22	$18,043	$19,631
10/31/22	$19,468	$21,220
11/30/22	$20,609	$22,406
12/31/22	$19,411	$21,115
1/31/23	$20,775	$22,442
2/28/23	$20,213	$21,894
3/31/23	$20,721	$22,698
4/30/23	$21,069	$23,052
5/31/23	$21,149	$23,152
6/30/23	$22,513	$24,682
7/31/23	$23,261	$25,475
8/31/23	$22,833	$25,069
9/30/23	$21,687	$23,874
10/31/23	$21,120	$23,372
11/30/23	$23,172	$25,507
12/31/23	$24,352	$26,665
1/31/24	$24,763	$27,114
2/29/24	$26,052	$28,561
3/31/24	$26,942	$29,480
4/30/24	$25,746	$28,276
5/31/24	$27,081	$29,678
6/30/24	$28,024	$30,743
7/31/24	$28,420	$31,117
8/31/24	$29,069	$31,872
9/30/24	$29,739	$32,553
10/31/24	$29,250	$32,258
11/30/24	$31,118	$34,151
12/31/24	$30,254	$33,337
1/31/25	$31,181	$34,265
2/28/25	$30,903	$33,818
3/31/25	$29,116	$31,913
4/30/25	$28,615	$31,696
5/31/25	$30,368	$33,692
6/30/25	$32,146	$35,405
7/31/25	$32,752	$36,199
8/31/25	$33,581	$36,933
9/30/25	$34,849	$38,281
10/31/25	$35,816	$39,178
11/30/25	$35,881	$39,274
12/31/25	$35,935	$39,298
1/31/26	$36,357	$39,868
2/28/26	$36,204	$39,565
3/31/26	$33,826	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	16.18%	9.87%	12.96%
Class C (including sales charge)	15.23%	9.87%	12.96%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,553,357,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 6,411,000
InvestmentCompanyPortfolioTurnover	892.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026637
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	PSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.03%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,013,378	$1,003,877
5/31/16	$1,031,215	$1,021,904
6/30/16	$1,036,789	$1,024,552
7/31/16	$1,080,268	$1,062,326
8/31/16	$1,081,382	$1,063,818
9/30/16	$1,086,957	$1,064,019
10/31/16	$1,074,693	$1,044,610
11/30/16	$1,110,368	$1,083,297
12/31/16	$1,140,056	$1,104,710
1/31/17	$1,167,972	$1,125,662
2/28/17	$1,221,569	$1,170,357
3/31/17	$1,224,883	$1,171,723
4/30/17	$1,238,343	$1,183,756
5/31/17	$1,255,168	$1,200,415
6/30/17	$1,263,143	$1,207,907
7/31/17	$1,290,186	$1,232,745
8/31/17	$1,295,820	$1,236,519
9/30/17	$1,325,240	$1,262,026
10/31/17	$1,360,263	$1,291,476
11/30/17	$1,399,806	$1,331,085
12/31/17	$1,412,497	$1,345,885
1/31/18	$1,494,266	$1,422,942
2/28/18	$1,438,874	$1,370,497
3/31/18	$1,402,900	$1,335,668
4/30/18	$1,410,826	$1,340,793
5/31/18	$1,445,172	$1,373,082
6/30/18	$1,453,831	$1,381,533
7/31/18	$1,508,167	$1,432,945
8/31/18	$1,549,251	$1,479,638
9/30/18	$1,560,122	$1,488,060
10/31/18	$1,452,482	$1,386,351
11/30/18	$1,473,744	$1,414,602
12/31/18	$1,331,525	$1,286,877
1/31/19	$1,446,992	$1,390,001
2/28/19	$1,492,302	$1,434,632
3/31/19	$1,524,364	$1,462,509
4/30/19	$1,589,231	$1,521,726
5/31/19	$1,483,086	$1,425,023
6/30/19	$1,593,910	$1,525,453
7/31/19	$1,616,423	$1,547,377
8/31/19	$1,580,403	$1,522,866
9/30/19	$1,610,215	$1,551,360
10/31/19	$1,650,201	$1,584,962
11/30/19	$1,711,718	$1,642,494
12/31/19	$1,772,565	$1,692,068
1/31/20	$1,775,756	$1,691,405
2/29/20	$1,625,782	$1,552,170
3/31/20	$1,350,652	$1,360,457
4/30/20	$1,552,604	$1,534,859
5/31/20	$1,639,847	$1,607,961
6/30/20	$1,685,809	$1,639,939
7/31/20	$1,790,254	$1,732,407
8/31/20	$1,928,971	$1,856,933
9/30/20	$1,855,649	$1,786,376
10/31/20	$1,809,216	$1,738,869
11/30/20	$2,019,821	$1,929,213
12/31/20	$2,106,096	$2,003,388
1/31/21	$2,090,980	$1,983,162
2/28/21	$2,143,045	$2,037,848
3/31/21	$2,238,263	$2,127,097
4/30/21	$2,361,943	$2,240,617
5/31/21	$2,380,839	$2,256,266
6/30/21	$2,431,197	$2,308,938
7/31/21	$2,489,208	$2,363,787
8/31/21	$2,566,556	$2,435,659
9/30/21	$2,442,361	$2,322,377
10/31/21	$2,594,209	$2,485,087
11/30/21	$2,570,425	$2,467,868
12/31/21	$2,693,216	$2,578,469
1/31/22	$2,540,600	$2,445,041
2/28/22	$2,448,582	$2,371,833
3/31/22	$2,528,606	$2,459,898
4/30/22	$2,292,542	$2,245,390
5/31/22	$2,288,002	$2,249,509
6/30/22	$2,072,474	$2,063,826
7/31/22	$2,274,944	$2,254,120
8/31/22	$2,172,572	$2,162,193
9/30/22	$1,942,972	$1,963,058
10/31/22	$2,100,325	$2,121,990
11/30/22	$2,225,752	$2,240,575
12/31/22	$2,098,644	$2,111,486
1/31/23	$2,248,715	$2,244,159
2/28/23	$2,190,094	$2,189,404
3/31/23	$2,248,715	$2,269,786
4/30/23	$2,286,233	$2,305,214
5/31/23	$2,295,612	$2,315,234
6/30/23	$2,446,668	$2,468,213
7/31/23	$2,531,197	$2,547,505
8/31/23	$2,488,932	$2,506,944
9/30/23	$2,365,430	$2,387,418
10/31/23	$2,303,744	$2,337,219
11/30/23	$2,531,508	$2,550,667
12/31/23	$2,663,420	$2,666,546
1/31/24	$2,711,583	$2,711,355
2/29/24	$2,856,072	$2,856,129
3/31/24	$2,956,706	$2,948,024
4/30/24	$2,824,971	$2,827,613
5/31/24	$2,976,222	$2,967,819
6/30/24	$3,081,334	$3,074,311
7/31/24	$3,130,834	$3,111,733
8/31/24	$3,202,608	$3,187,213
9/30/24	$3,278,344	$3,255,283
10/31/24	$3,228,063	$3,225,762
11/30/24	$3,439,244	$3,415,118
12/31/24	$3,348,721	$3,333,707
1/31/25	$3,452,785	$3,426,543
2/28/25	$3,423,434	$3,381,833
3/31/25	$3,230,223	$3,191,285
4/30/25	$3,176,206	$3,169,646
5/31/25	$3,376,069	$3,369,158
6/30/25	$3,575,486	$3,540,489
7/31/25	$3,646,831	$3,619,947
8/31/25	$3,745,616	$3,693,330
9/30/25	$3,887,576	$3,828,137
10/31/25	$3,998,491	$3,917,767
11/30/25	$4,012,355	$3,927,370
12/31/25	$4,023,600	$3,929,774
1/31/26	$4,074,291	$3,986,756
2/28/26	$4,058,450	$3,956,458
3/31/26	$3,798,659	$3,759,445

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.60%	11.16%	14.28%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,553,357,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 6,411,000
InvestmentCompanyPortfolioTurnover	892.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064153
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	I-2
Trading Symbol	PTOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,013,498	$1,003,877
5/31/16	$1,030,371	$1,021,904
6/30/16	$1,035,996	$1,024,552
7/31/16	$1,079,865	$1,062,326
8/31/16	$1,080,990	$1,063,818
9/30/16	$1,085,489	$1,064,019
10/31/16	$1,074,241	$1,044,610
11/30/16	$1,110,236	$1,083,297
12/31/16	$1,139,066	$1,104,710
1/31/17	$1,167,233	$1,125,662
2/28/17	$1,220,186	$1,170,357
3/31/17	$1,223,270	$1,171,723
4/30/17	$1,236,849	$1,183,756
5/31/17	$1,253,823	$1,200,415
6/30/17	$1,261,720	$1,207,907
7/31/17	$1,289,000	$1,232,745
8/31/17	$1,294,683	$1,236,519
9/30/17	$1,324,067	$1,262,026
10/31/17	$1,358,251	$1,291,476
11/30/17	$1,398,132	$1,331,085
12/31/17	$1,409,574	$1,345,885
1/31/18	$1,490,845	$1,422,942
2/28/18	$1,436,220	$1,370,497
3/31/18	$1,399,498	$1,335,668
4/30/18	$1,407,502	$1,340,793
5/31/18	$1,442,190	$1,373,082
6/30/18	$1,450,741	$1,381,533
7/31/18	$1,505,612	$1,432,945
8/31/18	$1,545,762	$1,479,638
9/30/18	$1,556,265	$1,488,060
10/31/18	$1,448,937	$1,386,351
11/30/18	$1,470,402	$1,414,602
12/31/18	$1,329,212	$1,286,877
1/31/19	$1,442,933	$1,390,001
2/28/19	$1,488,717	$1,434,632
3/31/19	$1,519,424	$1,462,509
4/30/19	$1,583,479	$1,521,726
5/31/19	$1,479,204	$1,425,023
6/30/19	$1,588,005	$1,525,453
7/31/19	$1,610,756	$1,547,377
8/31/19	$1,574,355	$1,522,866
9/30/19	$1,604,104	$1,551,360
10/31/19	$1,644,517	$1,584,962
11/30/19	$1,706,692	$1,642,494
12/31/19	$1,764,718	$1,692,068
1/31/20	$1,769,557	$1,691,405
2/29/20	$1,619,540	$1,552,170
3/31/20	$1,344,107	$1,360,457
4/30/20	$1,546,622	$1,534,859
5/31/20	$1,633,180	$1,607,961
6/30/20	$1,677,797	$1,639,939
7/31/20	$1,783,381	$1,732,407
8/31/20	$1,920,311	$1,856,933
9/30/20	$1,847,437	$1,786,376
10/31/20	$1,800,497	$1,738,869
11/30/20	$2,010,052	$1,929,213
12/31/20	$2,095,245	$2,003,388
1/31/21	$2,079,964	$1,983,162
2/28/21	$2,132,599	$2,037,848
3/31/21	$2,226,713	$2,127,097
4/30/21	$2,350,033	$2,240,617
5/31/21	$2,367,402	$2,256,266
6/30/21	$2,419,691	$2,308,938
7/31/21	$2,476,583	$2,363,787
8/31/21	$2,553,032	$2,435,659
9/30/21	$2,428,679	$2,322,377
10/31/21	$2,580,471	$2,485,087
11/30/21	$2,554,555	$2,467,868
12/31/21	$2,676,035	$2,578,469
1/31/22	$2,525,593	$2,445,041
2/28/22	$2,434,417	$2,371,833
3/31/22	$2,512,874	$2,459,898
4/30/22	$2,277,725	$2,245,390
5/31/22	$2,273,114	$2,249,509
6/30/22	$2,058,298	$2,063,826
7/31/22	$2,261,587	$2,254,120
8/31/22	$2,157,633	$2,162,193
9/30/22	$1,930,910	$1,963,058
10/31/22	$2,086,031	$2,121,990
11/30/22	$2,211,054	$2,240,575
12/31/22	$2,083,682	$2,111,486
1/31/23	$2,233,707	$2,244,159
2/28/23	$2,174,173	$2,189,404
3/31/23	$2,231,326	$2,269,786
4/30/23	$2,269,427	$2,305,214
5/31/23	$2,278,953	$2,315,234
6/30/23	$2,429,648	$2,468,213
7/31/23	$2,513,100	$2,547,505
8/31/23	$2,470,181	$2,506,944
9/30/23	$2,346,573	$2,387,418
10/31/23	$2,286,343	$2,337,219
11/30/23	$2,510,399	$2,550,667
12/31/23	$2,641,111	$2,666,546
1/31/24	$2,690,020	$2,711,355
2/29/24	$2,831,858	$2,856,129
3/31/24	$2,933,463	$2,948,024
4/30/24	$2,802,151	$2,827,613
5/31/24	$2,950,807	$2,967,819
6/30/24	$3,057,034	$3,074,311
7/31/24	$3,104,800	$3,111,733
8/31/24	$3,175,192	$3,187,213
9/30/24	$3,251,275	$3,255,283
10/31/24	$3,200,195	$3,225,762
11/30/24	$3,409,625	$3,415,118
12/31/24	$3,317,104	$3,333,707
1/31/25	$3,422,969	$3,426,543
2/28/25	$3,393,110	$3,381,833
3/31/25	$3,198,527	$3,191,285
4/30/25	$3,149,065	$3,169,646
5/31/25	$3,346,912	$3,369,158
6/30/25	$3,541,146	$3,540,489
7/31/25	$3,610,963	$3,619,947
8/31/25	$3,708,708	$3,693,330
9/30/25	$3,849,511	$3,828,137
10/31/25	$3,959,578	$3,917,767
11/30/25	$3,973,689	$3,927,370
12/31/25	$3,984,139	$3,929,774
1/31/26	$4,032,687	$3,986,756
2/28/26	$4,016,504	$3,956,458
3/31/26	$3,760,820	$3,759,445

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	17.58%	11.05%	14.16%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,553,357,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 6,411,000
InvestmentCompanyPortfolioTurnover	892.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200450
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	I-3
Trading Symbol	PSPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,013,253	$1,003,877
5/31/16	$1,030,960	$1,021,904
6/30/16	$1,036,406	$1,024,552
7/31/16	$1,079,733	$1,062,326
8/31/16	$1,080,710	$1,063,818
9/30/16	$1,086,148	$1,064,019
10/31/16	$1,073,757	$1,044,610
11/30/16	$1,109,266	$1,083,297
12/31/16	$1,138,781	$1,104,710
1/31/17	$1,166,517	$1,125,662
2/28/17	$1,219,909	$1,170,357
3/31/17	$1,223,063	$1,171,723
4/30/17	$1,236,353	$1,183,756
5/31/17	$1,252,993	$1,200,415
6/30/17	$1,260,798	$1,207,907
7/31/17	$1,287,628	$1,232,745
8/31/17	$1,293,088	$1,236,519
9/30/17	$1,322,284	$1,262,026
10/31/17	$1,357,058	$1,291,476
11/30/17	$1,396,339	$1,331,085
12/31/17	$1,408,820	$1,345,885
1/31/18	$1,490,189	$1,422,942
2/28/18	$1,434,783	$1,370,497
3/31/18	$1,398,730	$1,335,668
4/30/18	$1,406,333	$1,340,793
5/31/18	$1,440,991	$1,373,082
6/30/18	$1,448,874	$1,381,533
7/31/18	$1,503,725	$1,432,945
8/31/18	$1,543,860	$1,479,638
9/30/18	$1,555,029	$1,488,060
10/31/18	$1,446,351	$1,386,351
11/30/18	$1,469,160	$1,414,602
12/31/18	$1,326,272	$1,286,877
1/31/19	$1,441,471	$1,390,001
2/28/19	$1,485,779	$1,434,632
3/31/19	$1,517,726	$1,462,509
4/30/19	$1,581,771	$1,521,726
5/31/19	$1,477,511	$1,425,023
6/30/19	$1,586,061	$1,525,453
7/31/19	$1,608,805	$1,547,377
8/31/19	$1,572,414	$1,522,866
9/30/19	$1,601,943	$1,551,360
10/31/19	$1,642,341	$1,584,962
11/30/19	$1,702,938	$1,642,494
12/31/19	$1,762,170	$1,692,068
1/31/20	$1,765,394	$1,691,405
2/29/20	$1,615,457	$1,552,170
3/31/20	$1,341,682	$1,360,457
4/30/20	$1,542,444	$1,534,859
5/31/20	$1,630,584	$1,607,961
6/30/20	$1,675,358	$1,639,939
7/31/20	$1,779,141	$1,732,407
8/31/20	$1,917,518	$1,856,933
9/30/20	$1,844,059	$1,786,376
10/31/20	$1,797,204	$1,738,869
11/30/20	$2,004,703	$1,929,213
12/31/20	$2,092,248	$2,003,388
1/31/21	$2,075,307	$1,983,162
2/28/21	$2,127,825	$2,037,848
3/31/21	$2,221,459	$2,127,097
4/30/21	$2,344,488	$2,240,617
5/31/21	$2,361,816	$2,256,266
6/30/21	$2,412,686	$2,308,938
7/31/21	$2,469,413	$2,363,787
8/31/21	$2,545,640	$2,435,659
9/30/21	$2,424,508	$2,322,377
10/31/21	$2,574,077	$2,485,087
11/30/21	$2,550,072	$2,467,868
12/31/21	$2,671,465	$2,578,469
1/31/22	$2,519,264	$2,445,041
2/28/22	$2,428,398	$2,371,833
3/31/22	$2,508,495	$2,459,898
4/30/22	$2,271,888	$2,245,390
5/31/22	$2,267,293	$2,249,509
6/30/22	$2,053,160	$2,063,826
7/31/22	$2,255,713	$2,254,120
8/31/22	$2,152,135	$2,162,193
9/30/22	$1,925,954	$1,963,058
10/31/22	$2,080,492	$2,121,990
11/30/22	$2,205,045	$2,240,575
12/31/22	$2,077,602	$2,111,486
1/31/23	$2,227,019	$2,244,159
2/28/23	$2,167,727	$2,189,404
3/31/23	$2,224,647	$2,269,786
4/30/23	$2,262,594	$2,305,214
5/31/23	$2,272,081	$2,315,234
6/30/23	$2,421,960	$2,468,213
7/31/23	$2,505,067	$2,547,505
8/31/23	$2,462,326	$2,506,944
9/30/23	$2,339,493	$2,387,418
10/31/23	$2,279,506	$2,337,219
11/30/23	$2,502,658	$2,550,667
12/31/23	$2,632,623	$2,666,546
1/31/24	$2,681,331	$2,711,355
2/29/24	$2,822,581	$2,856,129
3/31/24	$2,923,915	$2,948,024
4/30/24	$2,793,141	$2,827,613
5/31/24	$2,941,187	$2,967,819
6/30/24	$3,046,689	$3,074,311
7/31/24	$3,094,255	$3,111,733
8/31/24	$3,164,351	$3,187,213
9/30/24	$3,239,821	$3,255,283
10/31/24	$3,188,961	$3,225,762
11/30/24	$3,397,489	$3,415,118
12/31/24	$3,305,046	$3,333,707
1/31/25	$3,410,440	$3,426,543
2/28/25	$3,380,714	$3,381,833
3/31/25	$3,189,471	$3,191,285
4/30/25	$3,137,498	$3,169,646
5/31/25	$3,331,711	$3,369,158
6/30/25	$3,527,529	$3,540,489
7/31/25	$3,597,023	$3,619,947
8/31/25	$3,694,315	$3,693,330
9/30/25	$3,836,756	$3,828,137
10/31/25	$3,943,488	$3,917,767
11/30/25	$3,957,532	$3,927,370
12/31/25	$3,967,084	$3,929,774
1/31/26	$4,015,385	$3,986,756
2/28/26	$3,999,285	$3,956,458
3/31/26	$3,744,902	$3,759,445

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	17.41%	11.01%	14.12%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,553,357,000
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 6,411,000
InvestmentCompanyPortfolioTurnover	892.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,553,357
# of Portfolio Holdings	1,534
Portfolio Turnover Rate	892%
Total Net Advisory Fees Paid During the Reporting Period	$6,411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.5%
Asset-Backed Securities	23.6%
Sovereign Issues	9.2%
Exchange-Traded Funds	8.6%
Non-Agency Mortgage-Backed Securities	6.1%
Corporate Bonds & Notes	4.2%
U.S. Treasury Obligations	1.0%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	21.7%
Affiliated Investments	12.0%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(91.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026632
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	PSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index
3/31/16	$9,625	$10,000
4/30/16	$9,697	$10,039
5/31/16	$9,879	$10,219
6/30/16	$9,891	$10,246
7/31/16	$10,289	$10,623
8/31/16	$10,301	$10,638
9/30/16	$10,315	$10,640
10/31/16	$10,133	$10,446
11/30/16	$10,496	$10,833
12/31/16	$10,706	$11,047
1/31/17	$10,925	$11,257
2/28/17	$11,362	$11,704
3/31/17	$11,377	$11,717
4/30/17	$11,487	$11,838
5/31/17	$11,645	$12,004
6/30/17	$11,723	$12,079
7/31/17	$11,968	$12,327
8/31/17	$11,992	$12,365
9/30/17	$12,243	$12,620
10/31/17	$12,537	$12,915
11/30/17	$12,916	$13,311
12/31/17	$13,058	$13,459
1/31/18	$13,807	$14,229
2/28/18	$13,279	$13,705
3/31/18	$12,904	$13,357
4/30/18	$12,954	$13,408
5/31/18	$13,250	$13,731
6/30/18	$13,316	$13,815
7/31/18	$13,813	$14,329
8/31/18	$14,247	$14,796
9/30/18	$14,332	$14,881
10/31/18	$13,335	$13,864
11/30/18	$13,547	$14,146
12/31/18	$12,280	$12,869
1/31/19	$13,305	$13,900
2/28/19	$13,737	$14,346
3/31/19	$14,035	$14,625
4/30/19	$14,607	$15,217
5/31/19	$13,674	$14,250
6/30/19	$14,656	$15,255
7/31/19	$14,856	$15,474
8/31/19	$14,595	$15,229
9/30/19	$14,869	$15,514
10/31/19	$15,183	$15,850
11/30/19	$15,718	$16,425
12/31/19	$16,212	$16,921
1/31/20	$16,230	$16,914
2/29/20	$14,892	$15,522
3/31/20	$12,710	$13,605
4/30/20	$14,503	$15,349
5/31/20	$15,259	$16,080
6/30/20	$15,615	$16,399
7/31/20	$16,534	$17,324
8/31/20	$17,737	$18,569
9/30/20	$17,058	$17,864
10/31/20	$16,590	$17,389
11/30/20	$18,442	$19,292
12/31/20	$19,156	$20,034
1/31/21	$18,956	$19,832
2/28/21	$19,430	$20,378
3/31/21	$20,270	$21,271
4/30/21	$21,365	$22,406
5/31/21	$21,514	$22,563
6/30/21	$21,999	$23,089
7/31/21	$22,522	$23,638
8/31/21	$23,194	$24,357
9/30/21	$22,081	$23,224
10/31/21	$23,581	$24,851
11/30/21	$23,372	$24,679
12/31/21	$24,405	$25,785
1/31/22	$23,066	$24,450
2/28/22	$22,258	$23,718
3/31/22	$22,981	$24,599
4/30/22	$20,873	$22,454
5/31/22	$20,830	$22,495
6/30/22	$18,955	$20,638
7/31/22	$20,746	$22,541
8/31/22	$19,850	$21,622
9/30/22	$17,861	$19,631
10/31/22	$19,227	$21,220
11/30/22	$20,315	$22,406
12/31/22	$19,147	$21,115
1/31/23	$20,461	$22,442
2/28/23	$19,921	$21,894
3/31/23	$20,555	$22,698
4/30/23	$20,883	$23,052
5/31/23	$20,953	$23,152
6/30/23	$22,321	$24,682
7/31/23	$23,054	$25,475
8/31/23	$22,699	$25,069
9/30/23	$21,580	$23,874
10/31/23	$21,079	$23,372
11/30/23	$23,036	$25,507
12/31/23	$24,130	$26,665
1/31/24	$24,542	$27,114
2/29/24	$25,875	$28,561
3/31/24	$26,732	$29,480
4/30/24	$25,622	$28,276
5/31/24	$26,880	$29,678
6/30/24	$27,816	$30,743
7/31/24	$28,142	$31,117
8/31/24	$28,794	$31,872
9/30/24	$29,395	$32,553
10/31/24	$29,063	$32,258
11/30/24	$30,797	$34,151
12/31/24	$30,064	$33,337
1/31/25	$30,923	$34,265
2/28/25	$30,535	$33,818
3/31/25	$28,770	$31,913
4/30/25	$28,406	$31,696
5/31/25	$30,226	$33,692
6/30/25	$31,814	$35,405
7/31/25	$32,523	$36,199
8/31/25	$33,233	$36,933
9/30/25	$34,440	$38,281
10/31/25	$35,267	$39,178
11/30/25	$35,296	$39,274
12/31/25	$35,342	$39,298
1/31/26	$35,853	$39,868
2/28/26	$35,547	$39,565
3/31/26	$33,632	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	16.90%	10.66%	13.33%
Class A (including sales charge)	12.52%	9.81%	12.90%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,446,029,000
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 6,512,000
InvestmentCompanyPortfolioTurnover	539.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026634
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	PSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.56%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index
3/31/16	$10,000	$10,000
4/30/16	$10,066	$10,039
5/31/16	$10,250	$10,219
6/30/16	$10,264	$10,246
7/31/16	$10,672	$10,623
8/31/16	$10,685	$10,638
9/30/16	$10,690	$10,640
10/31/16	$10,505	$10,446
11/30/16	$10,874	$10,833
12/31/16	$11,088	$11,047
1/31/17	$11,312	$11,257
2/28/17	$11,748	$11,704
3/31/17	$11,755	$11,717
4/30/17	$11,874	$11,838
5/31/17	$12,033	$12,004
6/30/17	$12,105	$12,079
7/31/17	$12,357	$12,327
8/31/17	$12,384	$12,365
9/30/17	$12,626	$12,620
10/31/17	$12,919	$12,915
11/30/17	$13,304	$13,311
12/31/17	$13,454	$13,459
1/31/18	$14,213	$14,229
2/28/18	$13,667	$13,705
3/31/18	$13,274	$13,357
4/30/18	$13,315	$13,408
5/31/18	$13,609	$13,731
6/30/18	$13,682	$13,815
7/31/18	$14,179	$14,329
8/31/18	$14,635	$14,796
9/30/18	$14,711	$14,881
10/31/18	$13,674	$13,864
11/30/18	$13,889	$14,146
12/31/18	$12,584	$12,869
1/31/19	$13,639	$13,900
2/28/19	$14,076	$14,346
3/31/19	$14,355	$14,625
4/30/19	$14,946	$15,217
5/31/19	$13,994	$14,250
6/30/19	$14,970	$15,255
7/31/19	$15,188	$15,474
8/31/19	$14,903	$15,229
9/30/19	$15,167	$15,514
10/31/19	$15,493	$15,850
11/30/19	$16,043	$16,425
12/31/19	$16,545	$16,921
1/31/20	$16,545	$16,914
2/29/20	$15,190	$15,522
3/31/20	$12,949	$13,605
4/30/20	$14,763	$15,349
5/31/20	$15,516	$16,080
6/30/20	$15,894	$16,399
7/31/20	$16,806	$17,324
8/31/20	$18,029	$18,569
9/30/20	$17,320	$17,864
10/31/20	$16,847	$17,389
11/30/20	$18,721	$19,292
12/31/20	$19,441	$20,034
1/31/21	$19,221	$19,832
2/28/21	$19,701	$20,378
3/31/21	$20,554	$21,271
4/30/21	$21,654	$22,406
5/31/21	$21,776	$22,563
6/30/21	$22,270	$23,089
7/31/21	$22,782	$23,638
8/31/21	$23,458	$24,357
9/30/21	$22,336	$23,224
10/31/21	$23,815	$24,851
11/30/21	$23,607	$24,679
12/31/21	$24,651	$25,785
1/31/22	$23,262	$24,450
2/28/22	$22,462	$23,718
3/31/22	$23,167	$24,599
4/30/22	$21,046	$22,454
5/31/22	$20,975	$22,495
6/30/22	$19,096	$20,638
7/31/22	$20,888	$22,541
8/31/22	$19,969	$21,622
9/30/22	$17,965	$19,631
10/31/22	$19,332	$21,220
11/30/22	$20,440	$22,406
12/31/22	$19,248	$21,115
1/31/23	$20,556	$22,442
2/28/23	$20,007	$21,894
3/31/23	$20,635	$22,698
4/30/23	$20,948	$23,052
5/31/23	$21,001	$23,152
6/30/23	$22,350	$24,682
7/31/23	$23,088	$25,475
8/31/23	$22,719	$25,069
9/30/23	$21,607	$23,874
10/31/23	$21,074	$23,372
11/30/23	$23,043	$25,507
12/31/23	$24,125	$26,665
1/31/24	$24,531	$27,114
2/29/24	$25,854	$28,561
3/31/24	$26,678	$29,480
4/30/24	$25,576	$28,276
5/31/24	$26,815	$29,678
6/30/24	$27,753	$30,743
7/31/24	$28,062	$31,117
8/31/24	$28,678	$31,872
9/30/24	$29,289	$32,553
10/31/24	$28,947	$32,258
11/30/24	$30,658	$34,151
12/31/24	$29,891	$33,337
1/31/25	$30,736	$34,265
2/28/25	$30,360	$33,818
3/31/25	$28,590	$31,913
4/30/25	$28,210	$31,696
5/31/25	$30,013	$33,692
6/30/25	$31,561	$35,405
7/31/25	$32,235	$36,199
8/31/25	$32,942	$36,933
9/30/25	$34,112	$38,281
10/31/25	$34,919	$39,178
11/30/25	$34,951	$39,274
12/31/25	$34,963	$39,298
1/31/26	$35,477	$39,868
2/28/26	$35,160	$39,565
3/31/26	$33,262	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	16.34%	10.11%	12.77%
Class C (including sales charge)	15.42%	10.11%	12.77%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,446,029,000
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 6,512,000
InvestmentCompanyPortfolioTurnover	539.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026630
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional Class
Trading Symbol	PSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,007,018	$1,003,877
5/31/16	$1,026,901	$1,021,904
6/30/16	$1,028,070	$1,024,552
7/31/16	$1,070,175	$1,062,326
8/31/16	$1,072,515	$1,063,818
9/30/16	$1,074,065	$1,064,019
10/31/16	$1,055,283	$1,044,610
11/30/16	$1,094,020	$1,083,297
12/31/16	$1,115,594	$1,104,710
1/31/17	$1,139,154	$1,125,662
2/28/17	$1,185,097	$1,170,357
3/31/17	$1,186,276	$1,171,723
4/30/17	$1,198,103	$1,183,756
5/31/17	$1,215,844	$1,200,415
6/30/17	$1,222,952	$1,207,907
7/31/17	$1,249,074	$1,232,745
8/31/17	$1,252,636	$1,236,519
9/30/17	$1,279,355	$1,262,026
10/31/17	$1,310,297	$1,291,476
11/30/17	$1,349,570	$1,331,085
12/31/17	$1,365,729	$1,345,885
1/31/18	$1,444,590	$1,422,942
2/28/18	$1,389,627	$1,370,497
3/31/18	$1,350,591	$1,335,668
4/30/18	$1,355,401	$1,340,793
5/31/18	$1,387,873	$1,373,082
6/30/18	$1,395,155	$1,381,533
7/31/18	$1,447,096	$1,432,945
8/31/18	$1,494,205	$1,479,638
9/30/18	$1,503,811	$1,488,060
10/31/18	$1,399,430	$1,386,351
11/30/18	$1,422,491	$1,414,602
12/31/18	$1,288,124	$1,286,877
1/31/19	$1,398,208	$1,390,001
2/28/19	$1,443,957	$1,434,632
3/31/19	$1,475,061	$1,462,509
4/30/19	$1,535,858	$1,521,726
5/31/19	$1,438,872	$1,425,023
6/30/19	$1,541,471	$1,525,453
7/31/19	$1,563,597	$1,547,377
8/31/19	$1,537,046	$1,522,866
9/30/19	$1,564,676	$1,551,360
10/31/19	$1,599,379	$1,584,962
11/30/19	$1,656,716	$1,642,494
12/31/19	$1,710,189	$1,692,068
1/31/20	$1,711,842	$1,691,405
2/29/20	$1,571,391	$1,552,170
3/31/20	$1,341,999	$1,360,457
4/30/20	$1,530,848	$1,534,859
5/31/20	$1,611,067	$1,607,961
6/30/20	$1,649,094	$1,639,939
7/31/20	$1,746,593	$1,732,407
8/31/20	$1,876,033	$1,856,933
9/30/20	$1,802,783	$1,786,376
10/31/20	$1,754,982	$1,738,869
11/30/20	$1,949,600	$1,929,213
12/31/20	$2,026,266	$2,003,388
1/31/21	$2,005,502	$1,983,162
2/28/21	$2,057,413	$2,037,848
3/31/21	$2,147,295	$2,127,097
4/30/21	$2,263,460	$2,240,617
5/31/21	$2,281,061	$2,256,266
6/30/21	$2,332,261	$2,308,938
7/31/21	$2,388,929	$2,363,787
8/31/21	$2,461,536	$2,435,659
9/30/21	$2,343,808	$2,322,377
10/31/21	$2,502,100	$2,485,087
11/30/21	$2,482,314	$2,467,868
12/31/21	$2,593,156	$2,578,469
1/31/22	$2,449,866	$2,445,041
2/28/22	$2,366,280	$2,371,833
3/31/22	$2,443,804	$2,459,898
4/30/22	$2,220,371	$2,245,390
5/31/22	$2,216,381	$2,249,509
6/30/22	$2,017,977	$2,063,826
7/31/22	$2,209,784	$2,254,120
8/31/22	$2,113,880	$2,162,193
9/30/22	$1,902,969	$1,963,058
10/31/22	$2,049,043	$2,121,990
11/30/22	$2,167,103	$2,240,575
12/31/22	$2,043,661	$2,111,486
1/31/23	$2,182,952	$2,244,159
2/28/23	$2,126,365	$2,189,404
3/31/23	$2,193,834	$2,269,786
4/30/23	$2,230,833	$2,305,214
5/31/23	$2,239,539	$2,315,234
6/30/23	$2,385,094	$2,468,213
7/31/23	$2,466,204	$2,547,505
8/31/23	$2,426,745	$2,506,944
9/30/23	$2,309,432	$2,387,418
10/31/23	$2,256,341	$2,337,219
11/30/23	$2,466,491	$2,550,667
12/31/23	$2,585,670	$2,666,546
1/31/24	$2,630,521	$2,711,355
2/29/24	$2,774,045	$2,856,129
3/31/24	$2,866,490	$2,948,024
4/30/24	$2,748,002	$2,827,613
5/31/24	$2,884,719	$2,967,819
6/30/24	$2,986,590	$3,074,311
7/31/24	$3,021,291	$3,111,733
8/31/24	$3,090,693	$3,187,213
9/30/24	$3,157,850	$3,255,283
10/31/24	$3,124,980	$3,225,762
11/30/24	$3,312,808	$3,415,118
12/31/24	$3,231,303	$3,333,707
1/31/25	$3,324,635	$3,426,543
2/28/25	$3,286,798	$3,381,833
3/31/25	$3,097,942	$3,191,285
4/30/25	$3,059,759	$3,169,646
5/31/25	$3,255,766	$3,369,158
6/30/25	$3,430,091	$3,540,489
7/31/25	$3,504,826	$3,619,947
8/31/25	$3,584,715	$3,693,330
9/30/25	$3,714,984	$3,828,137
10/31/25	$3,805,656	$3,917,767
11/30/25	$3,810,837	$3,927,370
12/31/25	$3,815,184	$3,929,774
1/31/26	$3,872,216	$3,986,756
2/28/26	$3,839,197	$3,956,458
3/31/26	$3,636,777	$3,759,445

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.39%	11.11%	13.78%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,446,029,000
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 6,512,000
InvestmentCompanyPortfolioTurnover	539.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064152
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	I-2
Trading Symbol	PSKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,008,206	$1,003,877
5/31/16	$1,026,964	$1,021,904
6/30/16	$1,028,136	$1,024,552
7/31/16	$1,070,340	$1,062,326
8/31/16	$1,071,512	$1,063,818
9/30/16	$1,073,091	$1,064,019
10/31/16	$1,055,442	$1,044,610
11/30/16	$1,093,094	$1,083,297
12/31/16	$1,115,433	$1,104,710
1/31/17	$1,137,860	$1,125,662
2/28/17	$1,183,894	$1,170,357
3/31/17	$1,186,185	$1,171,723
4/30/17	$1,198,035	$1,183,756
5/31/17	$1,214,625	$1,200,415
6/30/17	$1,222,858	$1,207,907
7/31/17	$1,249,028	$1,232,745
8/31/17	$1,252,597	$1,236,519
9/30/17	$1,279,025	$1,262,026
10/31/17	$1,308,825	$1,291,476
11/30/17	$1,349,353	$1,331,085
12/31/17	$1,364,024	$1,345,885
1/31/18	$1,442,994	$1,422,942
2/28/18	$1,386,758	$1,370,497
3/31/18	$1,348,717	$1,335,668
4/30/18	$1,353,534	$1,340,793
5/31/18	$1,384,843	$1,373,082
6/30/18	$1,393,049	$1,381,533
7/31/18	$1,445,046	$1,432,945
8/31/18	$1,492,207	$1,479,638
9/30/18	$1,501,394	$1,488,060
10/31/18	$1,395,714	$1,386,351
11/30/18	$1,418,793	$1,414,602
12/31/18	$1,286,094	$1,286,877
1/31/19	$1,394,818	$1,390,001
2/28/19	$1,440,597	$1,434,632
3/31/19	$1,471,468	$1,462,509
4/30/19	$1,532,297	$1,521,726
5/31/19	$1,435,261	$1,425,023
6/30/19	$1,537,684	$1,525,453
7/31/19	$1,559,819	$1,547,377
8/31/19	$1,531,781	$1,522,866
9/30/19	$1,560,575	$1,551,360
10/31/19	$1,595,288	$1,584,962
11/30/19	$1,652,640	$1,642,494
12/31/19	$1,704,277	$1,692,068
1/31/20	$1,705,930	$1,691,405
2/29/20	$1,567,075	$1,552,170
3/31/20	$1,337,093	$1,360,457
4/30/20	$1,524,286	$1,534,859
5/31/20	$1,604,511	$1,607,961
6/30/20	$1,643,919	$1,639,939
7/31/20	$1,739,730	$1,732,407
8/31/20	$1,869,160	$1,856,933
9/30/20	$1,795,450	$1,786,376
10/31/20	$1,747,662	$1,738,869
11/30/20	$1,942,226	$1,929,213
12/31/20	$2,018,157	$2,003,388
1/31/21	$1,997,405	$1,983,162
2/28/21	$2,047,556	$2,037,848
3/31/21	$2,138,762	$2,127,097
4/30/21	$2,254,846	$2,240,617
5/31/21	$2,270,676	$2,256,266
6/30/21	$2,321,054	$2,308,938
7/31/21	$2,377,666	$2,363,787
8/31/21	$2,450,199	$2,435,659
9/30/21	$2,333,879	$2,322,377
10/31/21	$2,490,189	$2,485,087
11/30/21	$2,470,426	$2,467,868
12/31/21	$2,580,532	$2,578,469
1/31/22	$2,437,390	$2,445,041
2/28/22	$2,353,890	$2,371,833
3/31/22	$2,430,823	$2,459,898
4/30/22	$2,207,666	$2,245,390
5/31/22	$2,203,681	$2,249,509
6/30/22	$2,007,045	$2,063,826
7/31/22	$2,198,572	$2,254,120
8/31/22	$2,102,808	$2,162,193
9/30/22	$1,891,742	$1,963,058
10/31/22	$2,037,567	$2,121,990
11/30/22	$2,155,427	$2,240,575
12/31/22	$2,029,359	$2,111,486
1/31/23	$2,170,589	$2,244,159
2/28/23	$2,111,924	$2,189,404
3/31/23	$2,181,453	$2,269,786
4/30/23	$2,216,217	$2,305,214
5/31/23	$2,224,908	$2,315,234
6/30/23	$2,369,807	$2,468,213
7/31/23	$2,448,581	$2,547,505
8/31/23	$2,411,382	$2,506,944
9/30/23	$2,293,691	$2,387,418
10/31/23	$2,240,709	$2,337,219
11/30/23	$2,450,430	$2,550,667
12/31/23	$2,566,523	$2,666,546
1/31/24	$2,611,275	$2,711,355
2/29/24	$2,752,244	$2,856,129
3/31/24	$2,843,982	$2,948,024
4/30/24	$2,728,040	$2,827,613
5/31/24	$2,864,442	$2,967,819
6/30/24	$2,963,348	$3,074,311
7/31/24	$2,997,967	$3,111,733
8/31/24	$3,067,204	$3,187,213
9/30/24	$3,133,488	$3,255,283
10/31/24	$3,098,359	$3,225,762
11/30/24	$3,285,713	$3,415,118
12/31/24	$3,206,041	$3,333,707
1/31/25	$3,299,152	$3,426,543
2/28/25	$3,258,887	$3,381,833
3/31/25	$3,072,337	$3,191,285
4/30/25	$3,031,711	$3,169,646
5/31/25	$3,229,763	$3,369,158
6/30/25	$3,400,491	$3,540,489
7/31/25	$3,475,029	$3,619,947
8/31/25	$3,552,138	$3,693,330
9/30/25	$3,681,286	$3,828,137
10/31/25	$3,771,704	$3,917,767
11/30/25	$3,774,287	$3,927,370
12/31/25	$3,779,564	$3,929,774
1/31/26	$3,836,467	$3,986,756
2/28/26	$3,803,523	$3,956,458
3/31/26	$3,600,736	$3,759,445

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	17.20%	10.98%	13.67%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,446,029,000
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 6,512,000
InvestmentCompanyPortfolioTurnover	539.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026636
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class R
Trading Symbol	PSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.31%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class R	S&P 500 Index
3/31/16	$10,000	$10,000
4/30/16	$10,073	$10,039
5/31/16	$10,256	$10,219
6/30/16	$10,268	$10,246
7/31/16	$10,671	$10,623
8/31/16	$10,695	$10,638
9/30/16	$10,697	$10,640
10/31/16	$10,514	$10,446
11/30/16	$10,893	$10,833
12/31/16	$11,096	$11,047
1/31/17	$11,328	$11,257
2/28/17	$11,781	$11,704
3/31/17	$11,780	$11,717
4/30/17	$11,902	$11,838
5/31/17	$12,062	$12,004
6/30/17	$12,134	$12,079
7/31/17	$12,392	$12,327
8/31/17	$12,417	$12,365
9/30/17	$12,673	$12,620
10/31/17	$12,969	$12,915
11/30/17	$13,351	$13,311
12/31/17	$13,510	$13,459
1/31/18	$14,275	$14,229
2/28/18	$13,720	$13,705
3/31/18	$13,334	$13,357
4/30/18	$13,384	$13,408
5/31/18	$13,682	$13,731
6/30/18	$13,742	$13,815
7/31/18	$14,253	$14,329
8/31/18	$14,714	$14,796
9/30/18	$14,803	$14,881
10/31/18	$13,753	$13,864
11/30/18	$13,978	$14,146
12/31/18	$12,663	$12,869
1/31/19	$13,730	$13,900
2/28/19	$14,161	$14,346
3/31/19	$14,466	$14,625
4/30/19	$15,051	$15,217
5/31/19	$14,091	$14,250
6/30/19	$15,093	$15,255
7/31/19	$15,307	$15,474
8/31/19	$15,032	$15,229
9/30/19	$15,296	$15,514
10/31/19	$15,640	$15,850
11/30/19	$16,187	$16,425
12/31/19	$16,684	$16,921
1/31/20	$16,701	$16,914
2/29/20	$15,325	$15,522
3/31/20	$13,071	$13,605
4/30/20	$14,896	$15,349
5/31/20	$15,678	$16,080
6/30/20	$16,040	$16,399
7/31/20	$16,983	$17,324
8/31/20	$18,224	$18,569
9/30/20	$17,505	$17,864
10/31/20	$17,026	$17,389
11/30/20	$18,924	$19,292
12/31/20	$19,652	$20,034
1/31/21	$19,454	$19,832
2/28/21	$19,921	$20,378
3/31/21	$20,791	$21,271
4/30/21	$21,906	$22,406
5/31/21	$22,052	$22,563
6/30/21	$22,556	$23,089
7/31/21	$23,089	$23,638
8/31/21	$23,768	$24,357
9/30/21	$22,622	$23,224
10/31/21	$24,152	$24,851
11/30/21	$23,946	$24,679
12/31/21	$24,982	$25,785
1/31/22	$23,591	$24,450
2/28/22	$22,781	$23,718
3/31/22	$23,512	$24,599
4/30/22	$21,350	$22,454
5/31/22	$21,288	$22,495
6/30/22	$19,387	$20,638
7/31/22	$21,217	$22,541
8/31/22	$20,281	$21,622
9/30/22	$18,245	$19,631
10/31/22	$19,639	$21,220
11/30/22	$20,763	$22,406
12/31/22	$19,545	$21,115
1/31/23	$20,888	$22,442
2/28/23	$20,341	$21,894
3/31/23	$20,979	$22,698
4/30/23	$21,320	$23,052
5/31/23	$21,365	$23,152
6/30/23	$22,748	$24,682
7/31/23	$23,504	$25,475
8/31/23	$23,138	$25,069
9/30/23	$22,014	$23,874
10/31/23	$21,483	$23,372
11/30/23	$23,469	$25,507
12/31/23	$24,577	$26,665
1/31/24	$24,998	$27,114
2/29/24	$26,356	$28,561
3/31/24	$27,214	$29,480
4/30/24	$26,072	$28,276
5/31/24	$27,356	$29,678
6/30/24	$28,315	$30,743
7/31/24	$28,629	$31,117
8/31/24	$29,281	$31,872
9/30/24	$29,887	$32,553
10/31/24	$29,544	$32,258
11/30/24	$31,309	$34,151
12/31/24	$30,531	$33,337
1/31/25	$31,405	$34,265
2/28/25	$31,008	$33,818
3/31/25	$29,222	$31,913
4/30/25	$28,848	$31,696
5/31/25	$30,692	$33,692
6/30/25	$32,300	$35,405
7/31/25	$32,977	$36,199
8/31/25	$33,708	$36,933
9/30/25	$34,943	$38,281
10/31/25	$35,759	$39,178
11/30/25	$35,786	$39,274
12/31/25	$35,834	$39,298
1/31/26	$36,346	$39,868
2/28/26	$36,026	$39,565
3/31/26	$34,073	$37,594

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	16.60%	10.38%	13.04%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,446,029,000
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 6,512,000
InvestmentCompanyPortfolioTurnover	539.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200449
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	I-3
Trading Symbol	PSTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,893	$1,003,877
5/31/16	$1,026,646	$1,021,904
6/30/16	$1,027,690	$1,024,552
7/31/16	$1,069,646	$1,062,326
8/31/16	$1,071,847	$1,063,818
9/30/16	$1,073,265	$1,064,019
10/31/16	$1,054,363	$1,044,610
11/30/16	$1,092,934	$1,083,297
12/31/16	$1,114,344	$1,104,710
1/31/17	$1,137,734	$1,125,662
2/28/17	$1,183,485	$1,170,357
3/31/17	$1,184,511	$1,171,723
4/30/17	$1,196,175	$1,183,756
5/31/17	$1,213,734	$1,200,415
6/30/17	$1,220,679	$1,207,907
7/31/17	$1,246,594	$1,232,745
8/31/17	$1,249,991	$1,236,519
9/30/17	$1,276,498	$1,262,026
10/31/17	$1,307,206	$1,291,476
11/30/17	$1,346,224	$1,331,085
12/31/17	$1,362,171	$1,345,885
1/31/18	$1,440,645	$1,422,942
2/28/18	$1,385,672	$1,370,497
3/31/18	$1,346,572	$1,335,668
4/30/18	$1,351,188	$1,340,793
5/31/18	$1,382,443	$1,373,082
6/30/18	$1,389,736	$1,381,533
7/31/18	$1,442,862	$1,432,945
8/31/18	$1,488,744	$1,479,638
9/30/18	$1,497,462	$1,488,060
10/31/18	$1,393,185	$1,386,351
11/30/18	$1,416,223	$1,414,602
12/31/18	$1,282,635	$1,286,877
1/31/19	$1,391,308	$1,390,001
2/28/19	$1,437,065	$1,434,632
3/31/19	$1,467,921	$1,462,509
4/30/19	$1,528,722	$1,521,726
5/31/19	$1,431,730	$1,425,023
6/30/19	$1,533,390	$1,525,453
7/31/19	$1,555,485	$1,547,377
8/31/19	$1,527,498	$1,522,866
9/30/19	$1,555,633	$1,551,360
10/31/19	$1,590,303	$1,584,962
11/30/19	$1,647,584	$1,642,494
12/31/19	$1,700,402	$1,692,068
1/31/20	$1,702,053	$1,691,405
2/29/20	$1,561,728	$1,552,170
3/31/20	$1,331,951	$1,360,457
4/30/20	$1,520,561	$1,534,859
5/31/20	$1,599,009	$1,607,961
6/30/20	$1,638,260	$1,639,939
7/31/20	$1,735,616	$1,732,407
8/31/20	$1,863,185	$1,856,933
9/30/20	$1,789,452	$1,786,376
10/31/20	$1,741,733	$1,738,869
11/30/20	$1,936,016	$1,929,213
12/31/20	$2,011,835	$2,003,388
1/31/21	$1,991,112	$1,983,162
2/28/21	$2,041,193	$2,037,848
3/31/21	$2,132,048	$2,127,097
4/30/21	$2,246,202	$2,240,617
5/31/21	$2,262,008	$2,256,266
6/30/21	$2,313,916	$2,308,938
7/31/21	$2,370,439	$2,363,787
8/31/21	$2,441,093	$2,435,659
9/30/21	$2,324,666	$2,322,377
10/31/21	$2,480,720	$2,485,087
11/30/21	$2,460,989	$2,467,868
12/31/21	$2,570,692	$2,578,469
1/31/22	$2,427,765	$2,445,041
2/28/22	$2,346,377	$2,371,833
3/31/22	$2,420,887	$2,459,898
4/30/22	$2,200,083	$2,245,390
5/31/22	$2,194,115	$2,249,509
6/30/22	$1,997,835	$2,063,826
7/31/22	$2,189,053	$2,254,120
8/31/22	$2,093,444	$2,162,193
9/30/22	$1,884,662	$1,963,058
10/31/22	$2,028,255	$2,121,990
11/30/22	$2,145,922	$2,240,575
12/31/22	$2,022,022	$2,111,486
1/31/23	$2,160,874	$2,244,159
2/28/23	$2,104,465	$2,189,404
3/31/23	$2,171,722	$2,269,786
4/30/23	$2,206,434	$2,305,214
5/31/23	$2,215,113	$2,315,234
6/30/23	$2,357,452	$2,468,213
7/31/23	$2,438,292	$2,547,505
8/31/23	$2,398,965	$2,506,944
9/30/23	$2,283,412	$2,387,418
10/31/23	$2,230,515	$2,337,219
11/30/23	$2,437,697	$2,550,667
12/31/23	$2,553,352	$2,666,546
1/31/24	$2,598,030	$2,711,355
2/29/24	$2,738,766	$2,856,129
3/31/24	$2,830,157	$2,948,024
4/30/24	$2,714,409	$2,827,613
5/31/24	$2,848,314	$2,967,819
6/30/24	$2,948,974	$3,074,311
7/31/24	$2,983,532	$3,111,733
8/31/24	$3,050,345	$3,187,213
9/30/24	$3,116,111	$3,255,283
10/31/24	$3,083,384	$3,225,762
11/30/24	$3,268,059	$3,415,118
12/31/24	$3,187,961	$3,333,707
1/31/25	$3,280,912	$3,426,543
2/28/25	$3,240,717	$3,381,833
3/31/25	$3,054,097	$3,191,285
4/30/25	$3,016,079	$3,169,646
5/31/25	$3,211,237	$3,369,158
6/30/25	$3,381,303	$3,540,489
7/31/25	$3,455,701	$3,619,947
8/31/25	$3,532,666	$3,693,330
9/30/25	$3,660,873	$3,828,137
10/31/25	$3,751,106	$3,917,767
11/30/25	$3,753,684	$3,927,370
12/31/25	$3,759,356	$3,929,774
1/31/26	$3,813,189	$3,986,756
2/28/26	$3,783,282	$3,956,458
3/31/26	$3,580,390	$3,759,445

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	17.23%	10.92%	13.60%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,446,029,000
Holdings Count | Holding	1,177
Advisory Fees Paid, Amount	$ 6,512,000
InvestmentCompanyPortfolioTurnover	539.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,446,029
# of Portfolio Holdings	1,177
Portfolio Turnover Rate	539%
Total Net Advisory Fees Paid During the Reporting Period	$6,512
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	47.0%
Corporate Bonds & Notes	34.0%
Asset-Backed Securities	21.2%
Non-Agency Mortgage-Backed Securities	7.5%
Sovereign Issues	4.7%
U.S. Treasury Obligations	1.9%
Loan Participations and Assignments	0.1%
Short-Term Instruments	21.9%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(40.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026560
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI EAFE Hedged USD Index
3/31/16	$9,625	$10,000
4/30/16	$9,838	$10,128
5/31/16	$10,036	$10,323
6/30/16	$9,667	$9,926
7/31/16	$10,170	$10,406
8/31/16	$10,262	$10,512
9/30/16	$10,379	$10,556
10/31/16	$10,578	$10,690
11/30/16	$10,685	$10,822
12/31/16	$11,273	$11,322
1/31/17	$11,334	$11,347
2/28/17	$11,656	$11,597
3/31/17	$11,930	$11,891
4/30/17	$12,100	$12,072
5/31/17	$12,409	$12,342
6/30/17	$12,308	$12,259
7/31/17	$12,403	$12,357
8/31/17	$12,450	$12,369
9/30/17	$12,852	$12,717
10/31/17	$13,256	$13,105
11/30/17	$13,208	$13,050
12/31/17	$13,339	$13,229
1/31/18	$13,537	$13,410
2/28/18	$13,107	$12,996
3/31/18	$12,810	$12,731
4/30/18	$13,454	$13,313
5/31/18	$13,388	$13,247
6/30/18	$13,369	$13,232
7/31/18	$13,766	$13,606
8/31/18	$13,518	$13,403
9/30/18	$13,735	$13,618
10/31/18	$12,865	$12,769
11/30/18	$12,798	$12,767
12/31/18	$11,937	$12,043
1/31/19	$12,739	$12,732
2/28/19	$13,202	$13,196
3/31/19	$13,393	$13,399
4/30/19	$13,905	$13,878
5/31/19	$13,210	$13,266
6/30/19	$13,917	$13,869
7/31/19	$14,066	$13,993
8/31/19	$13,601	$13,683
9/30/19	$14,103	$14,189
10/31/19	$14,391	$14,457
11/30/19	$14,737	$14,780
12/31/19	$15,030	$15,011
1/31/20	$14,890	$14,850
2/29/20	$13,648	$13,687
3/31/20	$11,336	$12,022
4/30/20	$12,318	$12,694
5/31/20	$12,953	$13,216
6/30/20	$13,403	$13,573
7/31/20	$13,301	$13,327
8/31/20	$13,935	$13,881
9/30/20	$13,812	$13,754
10/31/20	$13,280	$13,222
11/30/20	$15,183	$14,999
12/31/20	$15,633	$15,386
1/31/21	$15,654	$15,336
2/28/21	$16,043	$15,741
3/31/21	$16,820	$16,559
4/30/21	$17,045	$16,778
5/31/21	$17,516	$17,138
6/30/21	$17,655	$17,377
7/31/21	$17,718	$17,454
8/31/21	$18,137	$17,852
9/30/21	$17,867	$17,633
10/31/21	$18,130	$18,029
11/30/21	$17,517	$17,592
12/31/21	$18,453	$18,376
1/31/22	$17,704	$17,725
2/28/22	$17,263	$17,345
3/31/22	$17,616	$17,731
4/30/22	$17,263	$17,515
5/31/22	$17,153	$17,495
6/30/22	$15,910	$16,441
7/31/22	$16,875	$17,319
8/31/22	$16,471	$16,961
9/30/22	$15,274	$15,978
10/31/22	$16,120	$16,862
11/30/22	$17,126	$18,038
12/31/22	$16,744	$17,529
1/31/23	$18,036	$18,694
2/28/23	$18,206	$18,848
3/31/23	$18,135	$18,989
4/30/23	$18,601	$19,468
5/31/23	$18,306	$19,212
6/30/23	$19,048	$19,946
7/31/23	$19,502	$20,331
8/31/23	$19,149	$20,009
9/30/23	$18,972	$19,837
10/31/23	$18,246	$19,223
11/30/23	$19,516	$20,383
12/31/23	$20,170	$21,026
1/31/24	$20,843	$21,604
2/29/24	$21,407	$22,299
3/31/24	$22,325	$23,235
4/30/24	$22,133	$23,086
5/31/24	$22,765	$23,712
6/30/24	$22,674	$23,631
7/31/24	$22,931	$23,868
8/31/24	$23,131	$24,020
9/30/24	$23,186	$23,979
10/31/24	$22,593	$23,677
11/30/24	$22,948	$23,855
12/31/24	$23,070	$24,000
1/31/25	$24,316	$25,201
2/28/25	$24,681	$25,484
3/31/25	$23,982	$24,807
4/30/25	$23,860	$24,807
5/31/25	$24,924	$26,009
6/30/25	$25,114	$26,116
7/31/25	$25,584	$26,527
8/31/25	$26,303	$27,153
9/30/25	$26,891	$27,696
10/31/25	$27,953	$28,672
11/30/25	$28,178	$28,880
12/31/25	$28,831	$29,542
1/31/26	$29,865	$30,556
2/28/26	$31,521	$32,252
3/31/26	$28,589	$29,792

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.21%	11.19%	11.50%
Class A (including sales charge)	14.74%	10.35%	11.08%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,369,315,000
Holdings Count | Holding	1,838
Advisory Fees Paid, Amount	$ 14,867,000
InvestmentCompanyPortfolioTurnover	911.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026562
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.05%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	MSCI EAFE Hedged USD Index
3/31/16	$10,000	$10,000
4/30/16	$10,203	$10,128
5/31/16	$10,407	$10,323
6/30/16	$10,015	$9,926
7/31/16	$10,524	$10,406
8/31/16	$10,609	$10,512
9/30/16	$10,720	$10,556
10/31/16	$10,925	$10,690
11/30/16	$11,044	$10,822
12/31/16	$11,639	$11,322
1/31/17	$11,690	$11,347
2/28/17	$12,014	$11,597
3/31/17	$12,300	$11,891
4/30/17	$12,472	$12,072
5/31/17	$12,780	$12,342
6/30/17	$12,669	$12,259
7/31/17	$12,757	$12,357
8/31/17	$12,774	$12,369
9/30/17	$13,178	$12,717
10/31/17	$13,609	$13,105
11/30/17	$13,555	$13,050
12/31/17	$13,657	$13,229
1/31/18	$13,859	$13,410
2/28/18	$13,401	$12,996
3/31/18	$13,089	$12,731
4/30/18	$13,749	$13,313
5/31/18	$13,676	$13,247
6/30/18	$13,637	$13,232
7/31/18	$14,041	$13,606
8/31/18	$13,765	$13,403
9/30/18	$14,000	$13,618
10/31/18	$13,092	$12,769
11/30/18	$13,018	$12,767
12/31/18	$12,138	$12,043
1/31/19	$12,951	$12,732
2/28/19	$13,407	$13,196
3/31/19	$13,589	$13,399
4/30/19	$14,097	$13,878
5/31/19	$13,386	$13,266
6/30/19	$14,094	$13,869
7/31/19	$14,260	$13,993
8/31/19	$13,764	$13,683
9/30/19	$14,254	$14,189
10/31/19	$14,554	$14,457
11/30/19	$14,875	$14,780
12/31/19	$15,171	$15,011
1/31/20	$15,014	$14,850
2/29/20	$13,761	$13,687
3/31/20	$11,427	$12,022
4/30/20	$12,386	$12,694
5/31/20	$13,026	$13,216
6/30/20	$13,483	$13,573
7/31/20	$13,369	$13,327
8/31/20	$13,986	$13,881
9/30/20	$13,849	$13,754
10/31/20	$13,323	$13,222
11/30/20	$15,220	$14,999
12/31/20	$15,654	$15,386
1/31/21	$15,677	$15,336
2/28/21	$16,043	$15,741
3/31/21	$16,797	$16,559
4/30/21	$17,048	$16,778
5/31/21	$17,483	$17,138
6/30/21	$17,617	$17,377
7/31/21	$17,663	$17,454
8/31/21	$18,062	$17,852
9/30/21	$17,799	$17,633
10/31/21	$18,045	$18,029
11/30/21	$17,431	$17,592
12/31/21	$18,348	$18,376
1/31/22	$17,582	$17,725
2/28/22	$17,137	$17,345
3/31/22	$17,483	$17,731
4/30/22	$17,112	$17,515
5/31/22	$17,013	$17,495
6/30/22	$15,774	$16,441
7/31/22	$16,681	$17,319
8/31/22	$16,278	$16,961
9/30/22	$15,109	$15,978
10/31/22	$15,932	$16,862
11/30/22	$16,908	$18,038
12/31/22	$16,521	$17,529
1/31/23	$17,789	$18,694
2/28/23	$17,955	$18,848
3/31/23	$17,877	$18,989
4/30/23	$18,321	$19,468
5/31/23	$18,016	$19,212
6/30/23	$18,721	$19,946
7/31/23	$19,179	$20,331
8/31/23	$18,807	$20,009
9/30/23	$18,602	$19,837
10/31/23	$17,894	$19,223
11/30/23	$19,132	$20,383
12/31/23	$19,748	$21,026
1/31/24	$20,392	$21,604
2/29/24	$20,945	$22,299
3/31/24	$21,811	$23,235
4/30/24	$21,623	$23,086
5/31/24	$22,221	$23,712
6/30/24	$22,119	$23,631
7/31/24	$22,382	$23,868
8/31/24	$22,547	$24,020
9/30/24	$22,574	$23,979
10/31/24	$21,991	$23,677
11/30/24	$22,300	$23,855
12/31/24	$22,434	$24,000
1/31/25	$23,633	$25,201
2/28/25	$23,986	$25,484
3/31/25	$23,280	$24,807
4/30/25	$23,139	$24,807
5/31/25	$24,162	$26,009
6/30/25	$24,317	$26,116
7/31/25	$24,755	$26,527
8/31/25	$25,447	$27,153
9/30/25	$26,021	$27,696
10/31/25	$27,000	$28,672
11/30/25	$27,188	$28,880
12/31/25	$27,790	$29,542
1/31/26	$28,813	$30,556
2/28/26	$30,369	$32,252
3/31/26	$27,504	$29,792

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	18.14%	10.37%	10.65%
Class C (including sales charge)	17.14%	10.37%	10.65%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,369,315,000
Holdings Count | Holding	1,838
Advisory Fees Paid, Amount	$ 14,867,000
InvestmentCompanyPortfolioTurnover	911.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026559
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI EAFE Hedged USD Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,022,659	$1,012,770
5/31/16	$1,042,296	$1,032,286
6/30/16	$1,004,992	$992,615
7/31/16	$1,058,046	$1,040,639
8/31/16	$1,067,141	$1,051,219
9/30/16	$1,079,957	$1,055,593
10/31/16	$1,099,759	$1,069,045
11/30/16	$1,113,468	$1,082,227
12/31/16	$1,173,307	$1,132,202
1/31/17	$1,180,946	$1,134,678
2/28/17	$1,214,556	$1,159,724
3/31/17	$1,244,183	$1,189,063
4/30/17	$1,262,661	$1,207,182
5/31/17	$1,294,998	$1,234,168
6/30/17	$1,284,210	$1,225,861
7/31/17	$1,295,240	$1,235,683
8/31/17	$1,298,392	$1,236,866
9/30/17	$1,341,265	$1,271,673
10/31/17	$1,386,403	$1,310,451
11/30/17	$1,381,567	$1,304,989
12/31/17	$1,394,402	$1,322,898
1/31/18	$1,415,804	$1,340,957
2/28/18	$1,371,354	$1,299,588
3/31/18	$1,340,075	$1,273,116
4/30/18	$1,407,573	$1,331,272
5/31/18	$1,402,634	$1,324,746
6/30/18	$1,399,945	$1,323,224
7/31/18	$1,442,867	$1,360,603
8/31/18	$1,416,453	$1,340,338
9/30/18	$1,441,175	$1,361,789
10/31/18	$1,349,433	$1,276,934
11/30/18	$1,342,761	$1,276,662
12/31/18	$1,253,617	$1,204,323
1/31/19	$1,338,608	$1,273,240
2/28/19	$1,386,416	$1,319,555
3/31/19	$1,408,132	$1,339,949
4/30/19	$1,460,824	$1,387,754
5/31/19	$1,389,963	$1,326,601
6/30/19	$1,463,139	$1,386,897
7/31/19	$1,481,613	$1,399,291
8/31/19	$1,431,733	$1,368,331
9/30/19	$1,484,730	$1,418,928
10/31/19	$1,517,173	$1,445,734
11/30/19	$1,551,524	$1,477,964
12/31/19	$1,584,125	$1,501,065
1/31/20	$1,570,212	$1,484,984
2/29/20	$1,439,030	$1,368,662
3/31/20	$1,197,204	$1,202,161
4/30/20	$1,298,662	$1,269,395
5/31/20	$1,367,654	$1,321,590
6/30/20	$1,416,354	$1,357,268
7/31/20	$1,406,208	$1,332,701
8/31/20	$1,473,170	$1,388,056
9/30/20	$1,458,966	$1,375,358
10/31/20	$1,404,179	$1,322,223
11/30/20	$1,605,066	$1,499,885
12/31/20	$1,655,795	$1,538,610
1/31/21	$1,657,824	$1,533,626
2/28/21	$1,698,407	$1,574,119
3/31/21	$1,781,602	$1,655,930
4/30/21	$1,807,982	$1,677,781
5/31/21	$1,856,681	$1,713,792
6/30/21	$1,871,519	$1,737,742
7/31/21	$1,879,819	$1,745,429
8/31/21	$1,923,391	$1,785,205
9/30/21	$1,896,162	$1,763,307
10/31/21	$1,924,301	$1,802,911
11/30/21	$1,861,529	$1,759,233
12/31/21	$1,960,428	$1,837,550
1/31/22	$1,881,924	$1,772,484
2/28/22	$1,833,949	$1,734,545
3/31/22	$1,873,201	$1,773,123
4/30/22	$1,836,130	$1,751,544
5/31/22	$1,827,407	$1,749,463
6/30/22	$1,694,726	$1,644,099
7/31/22	$1,796,764	$1,731,897
8/31/22	$1,754,618	$1,696,088
9/30/22	$1,628,847	$1,597,818
10/31/22	$1,719,213	$1,686,190
11/30/22	$1,825,393	$1,803,766
12/31/22	$1,787,437	$1,752,940
1/31/23	$1,924,193	$1,869,433
2/28/23	$1,943,387	$1,884,812
3/31/23	$1,937,596	$1,898,934
4/30/23	$1,985,915	$1,946,839
5/31/23	$1,956,924	$1,921,187
6/30/23	$2,036,097	$1,994,577
7/31/23	$2,085,697	$2,033,085
8/31/23	$2,048,497	$2,000,862
9/30/23	$2,030,354	$1,983,714
10/31/23	$1,954,025	$1,922,279
11/30/23	$2,088,873	$2,038,288
12/31/23	$2,160,383	$2,102,576
1/31/24	$2,231,518	$2,160,431
2/29/24	$2,294,748	$2,229,864
3/31/24	$2,391,624	$2,323,549
4/30/24	$2,372,793	$2,308,588
5/31/24	$2,442,739	$2,371,182
6/30/24	$2,432,799	$2,363,096
7/31/24	$2,463,452	$2,386,774
8/31/24	$2,485,746	$2,401,966
9/30/24	$2,490,554	$2,397,902
10/31/24	$2,429,950	$2,367,738
11/30/24	$2,464,581	$2,385,511
12/31/24	$2,481,777	$2,399,967
1/31/25	$2,617,683	$2,520,100
2/28/25	$2,656,092	$2,548,365
3/31/25	$2,579,275	$2,480,662
4/30/25	$2,570,412	$2,480,694
5/31/25	$2,685,637	$2,600,923
6/30/25	$2,705,799	$2,611,559
7/31/25	$2,757,367	$2,652,678
8/31/25	$2,836,236	$2,715,258
9/30/25	$2,901,780	$2,769,601
10/31/25	$3,016,980	$2,867,205
11/30/25	$3,041,888	$2,887,973
12/31/25	$3,110,859	$2,954,240
1/31/26	$3,226,936	$3,055,649
2/28/26	$3,406,026	$3,225,241
3/31/26	$3,087,644	$2,979,205

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	19.71%	11.63%	11.93%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,369,315,000
Holdings Count | Holding	1,838
Advisory Fees Paid, Amount	$ 14,867,000
InvestmentCompanyPortfolioTurnover	911.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064140
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PIUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI EAFE Hedged USD Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,022,831	$1,012,770
5/31/16	$1,042,618	$1,032,286
6/30/16	$1,004,758	$992,615
7/31/16	$1,056,675	$1,040,639
8/31/16	$1,065,837	$1,051,219
9/30/16	$1,078,394	$1,055,593
10/31/16	$1,099,870	$1,069,045
11/30/16	$1,112,142	$1,082,227
12/31/16	$1,173,678	$1,132,202
1/31/17	$1,179,831	$1,134,678
2/28/17	$1,213,672	$1,159,724
3/31/17	$1,243,331	$1,189,063
4/30/17	$1,260,384	$1,207,182
5/31/17	$1,292,940	$1,234,168
6/30/17	$1,283,457	$1,225,861
7/31/17	$1,292,976	$1,235,683
8/31/17	$1,297,736	$1,236,866
9/30/17	$1,340,634	$1,271,673
10/31/17	$1,382,833	$1,310,451
11/30/17	$1,379,587	$1,304,989
12/31/17	$1,392,186	$1,322,898
1/31/18	$1,413,732	$1,340,957
2/28/18	$1,368,983	$1,299,588
3/31/18	$1,337,493	$1,273,116
4/30/18	$1,405,445	$1,331,272
5/31/18	$1,398,815	$1,324,746
6/30/18	$1,397,527	$1,323,224
7/31/18	$1,439,071	$1,360,603
8/31/18	$1,412,483	$1,340,338
9/30/18	$1,437,001	$1,361,789
10/31/18	$1,346,350	$1,276,934
11/30/18	$1,339,635	$1,276,662
12/31/18	$1,249,887	$1,204,323
1/31/19	$1,335,471	$1,273,240
2/28/19	$1,381,829	$1,319,555
3/31/19	$1,403,131	$1,339,949
4/30/19	$1,456,182	$1,387,754
5/31/19	$1,384,837	$1,326,601
6/30/19	$1,458,358	$1,386,897
7/31/19	$1,476,960	$1,399,291
8/31/19	$1,426,736	$1,368,331
9/30/19	$1,479,818	$1,418,928
10/31/19	$1,510,567	$1,445,734
11/30/19	$1,547,082	$1,477,964
12/31/19	$1,579,636	$1,501,065
1/31/20	$1,563,619	$1,484,984
2/29/20	$1,433,485	$1,368,662
3/31/20	$1,191,482	$1,202,161
4/30/20	$1,293,667	$1,269,395
5/31/20	$1,361,110	$1,321,590
6/30/20	$1,410,159	$1,357,268
7/31/20	$1,399,940	$1,332,701
8/31/20	$1,467,383	$1,388,056
9/30/20	$1,453,077	$1,375,358
10/31/20	$1,397,897	$1,322,223
11/30/20	$1,598,180	$1,499,885
12/31/20	$1,647,229	$1,538,610
1/31/21	$1,649,273	$1,533,626
2/28/21	$1,690,147	$1,574,119
3/31/21	$1,771,895	$1,655,930
4/30/21	$1,798,463	$1,677,781
5/31/21	$1,847,512	$1,713,792
6/30/21	$1,862,170	$1,737,742
7/31/21	$1,870,530	$1,745,429
8/31/21	$1,912,330	$1,785,205
9/30/21	$1,886,663	$1,763,307
10/31/21	$1,915,017	$1,802,911
11/30/21	$1,851,765	$1,759,233
12/31/21	$1,948,686	$1,837,550
1/31/22	$1,869,596	$1,772,484
2/28/22	$1,823,460	$1,734,545
3/31/22	$1,863,005	$1,773,123
4/30/22	$1,825,657	$1,751,544
5/31/22	$1,814,673	$1,749,463
6/30/22	$1,682,892	$1,644,099
7/31/22	$1,785,698	$1,731,897
8/31/22	$1,743,235	$1,696,088
9/30/22	$1,618,319	$1,597,818
10/31/22	$1,707,088	$1,686,190
11/30/22	$1,814,065	$1,803,766
12/31/22	$1,775,261	$1,752,940
1/31/23	$1,910,704	$1,869,433
2/28/23	$1,930,053	$1,884,812
3/31/23	$1,923,878	$1,898,934
4/30/23	$1,972,583	$1,946,839
5/31/23	$1,943,360	$1,921,187
6/30/23	$2,022,837	$1,994,577
7/31/23	$2,070,345	$2,033,085
8/31/23	$2,032,839	$2,000,862
9/30/23	$2,014,052	$1,983,714
10/31/23	$1,939,647	$1,922,279
11/30/23	$2,073,062	$2,038,288
12/31/23	$2,141,917	$2,102,576
1/31/24	$2,213,668	$2,160,431
2/29/24	$2,277,447	$2,229,864
3/31/24	$2,374,773	$2,323,549
4/30/24	$2,355,775	$2,308,588
5/31/24	$2,423,626	$2,371,182
6/30/24	$2,413,122	$2,363,096
7/31/24	$2,444,060	$2,386,774
8/31/24	$2,463,747	$2,401,966
9/30/24	$2,470,918	$2,397,902
10/31/24	$2,409,728	$2,367,738
11/30/24	$2,444,694	$2,385,511
12/31/24	$2,461,359	$2,399,967
1/31/25	$2,595,615	$2,520,100
2/28/25	$2,634,400	$2,548,365
3/31/25	$2,556,830	$2,480,662
4/30/25	$2,547,880	$2,480,694
5/31/25	$2,661,251	$2,600,923
6/30/25	$2,681,124	$2,611,559
7/31/25	$2,730,150	$2,652,678
8/31/25	$2,809,818	$2,715,258
9/30/25	$2,875,385	$2,769,601
10/31/25	$2,988,639	$2,867,205
11/30/25	$3,010,661	$2,887,973
12/31/25	$3,082,980	$2,954,240
1/31/26	$3,197,040	$3,055,649
2/28/26	$3,371,485	$3,225,241
3/31/26	$3,059,497	$2,979,205

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	19.66%	11.54%	11.83%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,369,315,000
Holdings Count | Holding	1,838
Advisory Fees Paid, Amount	$ 14,867,000
InvestmentCompanyPortfolioTurnover	911.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200443
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index ("Index") contributed to absolute performance, as the Index returned 20.10%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	MSCI EAFE Hedged USD Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,022,534	$1,012,770
5/31/16	$1,042,040	$1,032,286
6/30/16	$1,004,623	$992,615
7/31/16	$1,057,526	$1,040,639
8/31/16	$1,066,482	$1,051,219
9/30/16	$1,079,158	$1,055,593
10/31/16	$1,098,806	$1,069,045
11/30/16	$1,112,369	$1,082,227
12/31/16	$1,172,003	$1,132,202
1/31/17	$1,179,482	$1,134,678
2/28/17	$1,212,912	$1,159,724
3/31/17	$1,242,342	$1,189,063
4/30/17	$1,260,640	$1,207,182
5/31/17	$1,292,761	$1,234,168
6/30/17	$1,281,832	$1,225,861
7/31/17	$1,292,677	$1,235,683
8/31/17	$1,295,657	$1,236,866
9/30/17	$1,338,277	$1,271,673
10/31/17	$1,383,142	$1,310,451
11/30/17	$1,378,147	$1,304,989
12/31/17	$1,390,774	$1,322,898
1/31/18	$1,411,939	$1,340,957
2/28/18	$1,367,454	$1,299,588
3/31/18	$1,336,092	$1,273,116
4/30/18	$1,403,278	$1,331,272
5/31/18	$1,398,314	$1,324,746
6/30/18	$1,396,200	$1,323,224
7/31/18	$1,437,704	$1,360,603
8/31/18	$1,411,142	$1,340,338
9/30/18	$1,435,015	$1,361,789
10/31/18	$1,344,383	$1,276,934
11/30/18	$1,337,669	$1,276,662
12/31/18	$1,249,619	$1,204,323
1/31/19	$1,333,402	$1,273,240
2/28/19	$1,379,750	$1,319,555
3/31/19	$1,401,750	$1,339,949
4/30/19	$1,454,819	$1,387,754
5/31/19	$1,383,450	$1,326,601
6/30/19	$1,456,850	$1,386,897
7/31/19	$1,473,596	$1,399,291
8/31/19	$1,425,220	$1,368,331
9/30/19	$1,478,145	$1,418,928
10/31/19	$1,508,900	$1,445,734
11/30/19	$1,543,499	$1,477,964
12/31/19	$1,576,035	$1,501,065
1/31/20	$1,562,017	$1,484,984
2/29/20	$1,429,846	$1,368,662
3/31/20	$1,189,634	$1,202,161
4/30/20	$1,291,836	$1,269,395
5/31/20	$1,359,290	$1,321,590
6/30/20	$1,406,303	$1,357,268
7/31/20	$1,396,082	$1,332,701
8/31/20	$1,463,536	$1,388,056
9/30/20	$1,449,228	$1,375,358
10/31/20	$1,396,082	$1,322,223
11/30/20	$1,594,355	$1,499,885
12/31/20	$1,643,412	$1,538,610
1/31/21	$1,645,456	$1,533,626
2/28/21	$1,686,337	$1,574,119
3/31/21	$1,768,098	$1,655,930
4/30/21	$1,792,627	$1,677,781
5/31/21	$1,841,684	$1,713,792
6/30/21	$1,856,519	$1,737,742
7/31/21	$1,864,882	$1,745,429
8/31/21	$1,908,786	$1,785,205
9/30/21	$1,880,893	$1,763,307
10/31/21	$1,909,259	$1,802,911
11/30/21	$1,845,981	$1,759,233
12/31/21	$1,944,660	$1,837,550
1/31/22	$1,865,555	$1,772,484
2/28/22	$1,819,411	$1,734,545
3/31/22	$1,856,766	$1,773,123
4/30/22	$1,819,411	$1,751,544
5/31/22	$1,810,622	$1,749,463
6/30/22	$1,678,727	$1,644,099
7/31/22	$1,779,317	$1,731,897
8/31/22	$1,736,846	$1,696,088
9/30/22	$1,611,814	$1,597,818
10/31/22	$1,702,877	$1,686,190
11/30/22	$1,807,599	$1,803,766
12/31/22	$1,768,584	$1,752,940
1/31/23	$1,904,070	$1,869,433
2/28/23	$1,923,425	$1,884,812
3/31/23	$1,916,769	$1,898,934
4/30/23	$1,965,480	$1,946,839
5/31/23	$1,936,253	$1,921,187
6/30/23	$2,015,814	$1,994,577
7/31/23	$2,063,333	$2,033,085
8/31/23	$2,025,818	$2,000,862
9/30/23	$2,006,675	$1,983,714
10/31/23	$1,932,258	$1,922,279
11/30/23	$2,065,694	$2,038,288
12/31/23	$2,135,027	$2,102,576
1/31/24	$2,206,815	$2,160,431
2/29/24	$2,267,967	$2,229,864
3/31/24	$2,365,067	$2,323,549
4/30/24	$2,346,059	$2,308,588
5/31/24	$2,413,943	$2,371,182
6/30/24	$2,405,963	$2,363,096
7/31/24	$2,434,103	$2,386,774
8/31/24	$2,453,801	$2,401,966
9/30/24	$2,460,635	$2,397,902
10/31/24	$2,399,411	$2,367,738
11/30/24	$2,434,396	$2,385,511
12/31/24	$2,448,989	$2,399,967
1/31/25	$2,583,385	$2,520,100
2/28/25	$2,622,210	$2,548,365
3/31/25	$2,547,546	$2,480,662
4/30/25	$2,535,599	$2,480,694
5/31/25	$2,649,089	$2,600,923
6/30/25	$2,668,696	$2,611,559
7/31/25	$2,717,775	$2,652,678
8/31/25	$2,797,529	$2,715,258
9/30/25	$2,862,692	$2,769,601
10/31/25	$2,972,916	$2,867,205
11/30/25	$2,998,110	$2,887,973
12/31/25	$3,066,749	$2,954,240
1/31/26	$3,180,955	$3,055,649
2/28/26	$3,355,622	$3,225,241
3/31/26	$3,043,237	$2,979,205

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	19.46%	11.47%	11.77%
MSCI EAFE Hedged USD Index	20.10%	12.46%	11.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,369,315,000
Holdings Count | Holding	1,838
Advisory Fees Paid, Amount	$ 14,867,000
InvestmentCompanyPortfolioTurnover	911.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,369,315
# of Portfolio Holdings	1,838
Portfolio Turnover Rate	911%
Total Net Advisory Fees Paid During the Reporting Period	$14,867
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	97.5%
Asset-Backed Securities	19.4%
Sovereign Issues	11.0%
Non-Agency Mortgage-Backed Securities	8.2%
Exchange-Traded Funds	3.8%
Corporate Bonds & Notes	3.5%
U.S. Treasury Obligations	2.3%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	19.3%
Affiliated Investments	18.6%
Financial Derivative Instruments	4.8%
Other Assets and Liabilities, Net	(88.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000039231
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Class A
Trading Symbol	PPUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.25%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	MSCI EAFE Index
3/31/16	$9,633	$10,000
4/30/16	$10,018	$10,290
5/31/16	$9,927	$10,196
6/30/16	$9,578	$9,854
7/31/16	$10,128	$10,353
8/31/16	$10,147	$10,361
9/30/16	$10,312	$10,488
10/31/16	$10,183	$10,273
11/30/16	$9,945	$10,069
12/31/16	$10,367	$10,413
1/31/17	$10,716	$10,715
2/28/17	$10,899	$10,868
3/31/17	$11,211	$11,167
4/30/17	$11,486	$11,452
5/31/17	$11,927	$11,872
6/30/17	$11,924	$11,851
7/31/17	$12,276	$12,193
8/31/17	$12,295	$12,188
9/30/17	$12,631	$12,491
10/31/17	$12,837	$12,681
11/30/17	$12,949	$12,814
12/31/17	$13,103	$13,020
1/31/18	$13,782	$13,673
2/28/18	$13,161	$13,056
3/31/18	$12,892	$12,820
4/30/18	$13,225	$13,113
5/31/18	$12,931	$12,818
6/30/18	$12,781	$12,662
7/31/18	$13,098	$12,973
8/31/18	$12,761	$12,723
9/30/18	$12,895	$12,833
10/31/18	$11,852	$11,812
11/30/18	$11,751	$11,797
12/31/18	$11,103	$11,224
1/31/19	$11,898	$11,962
2/28/19	$12,193	$12,267
3/31/19	$12,284	$12,344
4/30/19	$12,670	$12,691
5/31/19	$12,012	$12,082
6/30/19	$12,747	$12,799
7/31/19	$12,588	$12,636
8/31/19	$12,155	$12,309
9/30/19	$12,497	$12,661
10/31/19	$13,001	$13,116
11/30/19	$13,138	$13,264
12/31/19	$13,617	$13,695
1/31/20	$13,386	$13,409
2/29/20	$12,140	$12,197
3/31/20	$10,063	$10,569
4/30/20	$10,870	$11,252
5/31/20	$11,401	$11,742
6/30/20	$11,875	$12,142
7/31/20	$12,200	$12,425
8/31/20	$12,898	$13,063
9/30/20	$12,596	$12,724
10/31/20	$12,131	$12,216
11/30/20	$14,060	$14,110
12/31/20	$14,757	$14,766
1/31/21	$14,641	$14,608
2/28/21	$14,919	$14,936
3/31/21	$15,222	$15,279
4/30/21	$15,710	$15,739
5/31/21	$16,290	$16,252
6/30/21	$16,037	$16,070
7/31/21	$16,139	$16,191
8/31/21	$16,422	$16,476
9/30/21	$15,927	$15,998
10/31/21	$16,190	$16,391
11/30/21	$15,400	$15,629
12/31/21	$16,229	$16,429
1/31/22	$15,399	$15,635
2/28/22	$15,030	$15,358
3/31/22	$15,039	$15,457
4/30/22	$14,004	$14,457
5/31/22	$14,086	$14,566
6/30/22	$12,616	$13,214
7/31/22	$13,286	$13,873
8/31/22	$12,606	$13,214
9/30/22	$11,247	$11,978
10/31/22	$11,788	$12,622
11/30/22	$13,130	$14,043
12/31/22	$13,182	$14,055
1/31/23	$14,320	$15,193
2/28/23	$14,021	$14,876
3/31/23	$14,230	$15,244
4/30/23	$14,635	$15,675
5/31/23	$14,066	$15,011
6/30/23	$14,681	$15,695
7/31/23	$15,176	$16,202
8/31/23	$14,591	$15,582
9/30/23	$14,054	$15,049
10/31/23	$13,406	$14,439
11/30/23	$14,718	$15,779
12/31/23	$15,579	$16,618
1/31/24	$15,701	$16,713
2/29/24	$15,991	$17,019
3/31/24	$16,524	$17,579
4/30/24	$16,041	$17,129
5/31/24	$16,696	$17,792
6/30/24	$16,414	$17,505
7/31/24	$16,956	$18,019
8/31/24	$17,481	$18,605
9/30/24	$17,688	$18,776
10/31/24	$16,616	$17,755
11/30/24	$16,616	$17,655
12/31/24	$16,215	$17,253
1/31/25	$17,109	$18,160
2/28/25	$17,523	$18,512
3/31/25	$17,459	$18,437
4/30/25	$18,100	$19,282
5/31/25	$18,877	$20,164
6/30/25	$19,421	$20,608
7/31/25	$19,096	$20,319
8/31/25	$20,037	$21,185
9/30/25	$20,441	$21,591
10/31/25	$20,750	$21,845
11/30/25	$20,922	$21,980
12/31/25	$21,584	$22,640
1/31/26	$22,662	$23,821
2/28/26	$23,793	$24,923
3/31/26	$21,013	$22,359

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	20.36%	6.66%	8.11%
Class A (including sales charge)	15.87%	5.83%	7.71%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 176,731,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 695,000
InvestmentCompanyPortfolioTurnover	875.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000039232
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Class C
Trading Symbol	PPUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.00%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	MSCI EAFE Index
3/31/16	$10,000	$10,000
4/30/16	$10,394	$10,290
5/31/16	$10,296	$10,196
6/30/16	$9,941	$9,854
7/31/16	$10,493	$10,353
8/31/16	$10,493	$10,361
9/30/16	$10,671	$10,488
10/31/16	$10,533	$10,273
11/30/16	$10,276	$10,069
12/31/16	$10,710	$10,413
1/31/17	$11,045	$10,715
2/28/17	$11,243	$10,868
3/31/17	$11,558	$11,167
4/30/17	$11,834	$11,452
5/31/17	$12,268	$11,872
6/30/17	$12,271	$11,851
7/31/17	$12,629	$12,193
8/31/17	$12,629	$12,188
9/30/17	$12,967	$12,491
10/31/17	$13,168	$12,681
11/30/17	$13,268	$12,814
12/31/17	$13,431	$13,020
1/31/18	$14,118	$13,673
2/28/18	$13,473	$13,056
3/31/18	$13,186	$12,820
4/30/18	$13,522	$13,113
5/31/18	$13,207	$12,818
6/30/18	$13,052	$12,662
7/31/18	$13,370	$12,973
8/31/18	$13,009	$12,723
9/30/18	$13,147	$12,833
10/31/18	$12,075	$11,812
11/30/18	$11,967	$11,797
12/31/18	$11,291	$11,224
1/31/19	$12,095	$11,962
2/28/19	$12,364	$12,267
3/31/19	$12,461	$12,344
4/30/19	$12,851	$12,691
5/31/19	$12,169	$12,082
6/30/19	$12,917	$12,799
7/31/19	$12,746	$12,636
8/31/19	$12,282	$12,309
9/30/19	$12,647	$12,661
10/31/19	$13,138	$13,116
11/30/19	$13,260	$13,264
12/31/19	$13,767	$13,695
1/31/20	$13,496	$13,409
2/29/20	$12,238	$12,197
3/31/20	$10,141	$10,569
4/30/20	$10,930	$11,252
5/31/20	$11,473	$11,742
6/30/20	$11,941	$12,142
7/31/20	$12,264	$12,425
8/31/20	$12,934	$13,063
9/30/20	$12,661	$12,724
10/31/20	$12,164	$12,216
11/30/20	$14,076	$14,110
12/31/20	$14,771	$14,766
1/31/21	$14,647	$14,608
2/28/21	$14,920	$14,936
3/31/21	$15,218	$15,279
4/30/21	$15,690	$15,739
5/31/21	$16,261	$16,252
6/30/21	$15,993	$16,070
7/31/21	$16,103	$16,191
8/31/21	$16,379	$16,476
9/30/21	$15,872	$15,998
10/31/21	$16,126	$16,391
11/30/21	$15,333	$15,629
12/31/21	$16,135	$16,429
1/31/22	$15,299	$15,635
2/28/22	$14,932	$15,358
3/31/22	$14,930	$15,457
4/30/22	$13,884	$14,457
5/31/22	$13,962	$14,566
6/30/22	$12,502	$13,214
7/31/22	$13,151	$13,873
8/31/22	$12,480	$13,214
9/30/22	$11,128	$11,978
10/31/22	$11,648	$12,622
11/30/22	$12,968	$14,043
12/31/22	$13,010	$14,055
1/31/23	$14,130	$15,193
2/28/23	$13,824	$14,876
3/31/23	$14,011	$15,244
4/30/23	$14,418	$15,675
5/31/23	$13,841	$15,011
6/30/23	$14,435	$15,695
7/31/23	$14,910	$16,202
8/31/23	$14,333	$15,582
9/30/23	$13,804	$15,049
10/31/23	$13,156	$14,439
11/30/23	$14,418	$15,779
12/31/23	$15,259	$16,618
1/31/24	$15,380	$16,713
2/29/24	$15,639	$17,019
3/31/24	$16,165	$17,579
4/30/24	$15,689	$17,129
5/31/24	$16,307	$17,792
6/30/24	$16,019	$17,505
7/31/24	$16,543	$18,019
8/31/24	$17,048	$18,605
9/30/24	$17,235	$18,776
10/31/24	$16,184	$17,755
11/30/24	$16,165	$17,655
12/31/24	$15,772	$17,253
1/31/25	$16,619	$18,160
2/28/25	$17,014	$18,512
3/31/25	$16,956	$18,437
4/30/25	$17,552	$19,282
5/31/25	$18,303	$20,164
6/30/25	$18,807	$20,608
7/31/25	$18,475	$20,319
8/31/25	$19,374	$21,185
9/30/25	$19,764	$21,591
10/31/25	$20,058	$21,845
11/30/25	$20,195	$21,980
12/31/25	$20,825	$22,640
1/31/26	$21,857	$23,821
2/28/26	$22,928	$24,923
3/31/26	$20,243	$22,359

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	19.39%	5.87%	7.31%
Class C (including sales charge)	18.39%	5.87%	7.31%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 176,731,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 695,000
InvestmentCompanyPortfolioTurnover	875.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000039229
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PSKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	MSCI EAFE Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,039,106	$1,028,951
5/31/16	$1,029,795	$1,019,604
6/30/16	$994,413	$985,378
7/31/16	$1,052,142	$1,035,318
8/31/16	$1,054,004	$1,036,053
9/30/16	$1,072,626	$1,048,780
10/31/16	$1,059,590	$1,027,328
11/30/16	$1,035,382	$1,006,867
12/31/16	$1,078,212	$1,041,297
1/31/17	$1,115,456	$1,071,502
2/28/17	$1,135,940	$1,086,824
3/31/17	$1,167,598	$1,116,743
4/30/17	$1,197,393	$1,145,159
5/31/17	$1,242,086	$1,187,190
6/30/17	$1,242,585	$1,185,091
7/31/17	$1,280,239	$1,219,275
8/31/17	$1,284,004	$1,218,816
9/30/17	$1,317,423	$1,249,141
10/31/17	$1,340,235	$1,268,109
11/30/17	$1,351,641	$1,281,410
12/31/17	$1,370,594	$1,301,978
1/31/18	$1,439,616	$1,367,285
2/28/18	$1,374,538	$1,305,571
3/31/18	$1,348,219	$1,282,040
4/30/18	$1,384,065	$1,311,312
5/31/18	$1,352,202	$1,281,837
6/30/18	$1,338,079	$1,266,176
7/31/18	$1,372,338	$1,297,344
8/31/18	$1,336,064	$1,272,289
9/30/18	$1,351,024	$1,283,331
10/31/18	$1,242,860	$1,181,188
11/30/18	$1,232,656	$1,179,699
12/31/18	$1,163,794	$1,122,432
1/31/19	$1,246,757	$1,196,198
2/28/19	$1,279,021	$1,226,691
3/31/19	$1,290,543	$1,234,426
4/30/19	$1,329,721	$1,269,133
5/31/19	$1,260,584	$1,208,181
6/30/19	$1,338,524	$1,279,857
7/31/19	$1,322,341	$1,263,607
8/31/19	$1,276,106	$1,230,872
9/30/19	$1,314,377	$1,266,144
10/31/19	$1,367,883	$1,311,636
11/30/19	$1,381,841	$1,326,422
12/31/19	$1,434,106	$1,369,530
1/31/20	$1,410,635	$1,340,924
2/29/20	$1,279,194	$1,219,707
3/31/20	$1,058,563	$1,056,915
4/30/20	$1,145,407	$1,125,195
5/31/20	$1,204,086	$1,174,191
6/30/20	$1,252,967	$1,214,172
7/31/20	$1,288,428	$1,242,473
8/31/20	$1,359,351	$1,306,349
9/30/20	$1,330,982	$1,272,406
10/31/20	$1,281,336	$1,221,600
11/30/20	$1,484,648	$1,410,965
12/31/20	$1,560,298	$1,476,569
1/31/21	$1,548,478	$1,460,838
2/28/21	$1,576,847	$1,493,603
3/31/21	$1,609,944	$1,527,946
4/30/21	$1,661,954	$1,573,921
5/31/21	$1,725,785	$1,625,248
6/30/21	$1,698,606	$1,606,958
7/31/21	$1,711,612	$1,619,057
8/31/21	$1,742,827	$1,647,617
9/30/21	$1,688,950	$1,599,801
10/31/21	$1,718,478	$1,639,149
11/30/21	$1,632,849	$1,562,857
12/31/21	$1,724,189	$1,642,881
1/31/22	$1,634,420	$1,563,490
2/28/22	$1,597,274	$1,535,846
3/31/22	$1,598,146	$1,545,717
4/30/22	$1,488,783	$1,445,717
5/31/22	$1,498,068	$1,456,556
6/30/22	$1,342,673	$1,321,405
7/31/22	$1,413,285	$1,387,251
8/31/22	$1,342,673	$1,321,364
9/30/22	$1,197,325	$1,197,754
10/31/22	$1,256,038	$1,262,163
11/30/22	$1,398,627	$1,404,328
12/31/22	$1,405,191	$1,405,456
1/31/23	$1,527,703	$1,519,266
2/28/23	$1,496,706	$1,487,564
3/31/23	$1,517,370	$1,524,432
4/30/23	$1,561,652	$1,567,471
5/31/23	$1,501,134	$1,501,139
6/30/23	$1,567,143	$1,569,455
7/31/23	$1,620,367	$1,620,237
8/31/23	$1,558,273	$1,558,162
9/30/23	$1,502,351	$1,504,939
10/31/23	$1,433,927	$1,443,926
11/30/23	$1,573,750	$1,577,948
12/31/23	$1,666,515	$1,661,783
1/31/24	$1,680,088	$1,671,346
2/29/24	$1,711,760	$1,701,939
3/31/24	$1,770,255	$1,757,915
4/30/24	$1,719,545	$1,712,897
5/31/24	$1,790,232	$1,779,246
6/30/24	$1,758,971	$1,750,522
7/31/24	$1,816,976	$1,801,877
8/31/24	$1,876,549	$1,860,467
9/30/24	$1,898,585	$1,877,647
10/31/24	$1,783,519	$1,775,539
11/30/24	$1,785,118	$1,765,466
12/31/24	$1,741,398	$1,725,315
1/31/25	$1,839,046	$1,815,983
2/28/25	$1,882,988	$1,851,201
3/31/25	$1,877,957	$1,843,733
4/30/25	$1,945,975	$1,928,186
5/31/25	$2,032,241	$2,016,406
6/30/25	$2,090,198	$2,060,835
7/31/25	$2,054,913	$2,031,907
8/31/25	$2,157,407	$2,118,532
9/30/25	$2,202,127	$2,159,078
10/31/25	$2,237,564	$2,184,477
11/30/25	$2,254,438	$2,198,040
12/31/25	$2,326,747	$2,263,979
1/31/26	$2,444,622	$2,382,123
2/28/26	$2,567,622	$2,492,337
3/31/26	$2,269,024	$2,235,877

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	20.82%	7.10%	8.54%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 176,731,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 695,000
InvestmentCompanyPortfolioTurnover	875.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064167
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	I-2
Trading Symbol	PPLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	MSCI EAFE Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,038,961	$1,028,951
5/31/16	$1,029,685	$1,019,604
6/30/16	$994,434	$985,378
7/31/16	$1,050,093	$1,035,318
8/31/16	$1,051,948	$1,036,053
9/30/16	$1,070,501	$1,048,780
10/31/16	$1,059,369	$1,027,328
11/30/16	$1,035,250	$1,006,867
12/31/16	$1,079,777	$1,041,297
1/31/17	$1,115,028	$1,071,502
2/28/17	$1,135,436	$1,086,824
3/31/17	$1,168,831	$1,116,743
4/30/17	$1,196,660	$1,145,159
5/31/17	$1,241,187	$1,187,190
6/30/17	$1,241,561	$1,185,091
7/31/17	$1,279,071	$1,219,275
8/31/17	$1,280,946	$1,218,816
9/30/17	$1,315,721	$1,249,141
10/31/17	$1,336,545	$1,268,109
11/30/17	$1,347,904	$1,281,410
12/31/17	$1,366,512	$1,301,978
1/31/18	$1,437,193	$1,367,285
2/28/18	$1,372,402	$1,305,571
3/31/18	$1,346,005	$1,282,040
4/30/18	$1,379,705	$1,311,312
5/31/18	$1,349,970	$1,281,837
6/30/18	$1,333,797	$1,266,176
7/31/18	$1,367,894	$1,297,344
8/31/18	$1,333,797	$1,272,289
9/30/18	$1,348,259	$1,283,331
10/31/18	$1,238,612	$1,181,188
11/30/18	$1,228,459	$1,179,699
12/31/18	$1,159,573	$1,122,432
1/31/19	$1,242,072	$1,196,198
2/28/19	$1,274,155	$1,226,691
3/31/19	$1,285,613	$1,234,426
4/30/19	$1,326,863	$1,269,133
5/31/19	$1,255,822	$1,208,181
6/30/19	$1,333,123	$1,279,857
7/31/19	$1,317,034	$1,263,607
8/31/19	$1,271,064	$1,230,872
9/30/19	$1,308,727	$1,266,144
10/31/19	$1,361,909	$1,311,636
11/30/19	$1,375,782	$1,326,422
12/31/19	$1,429,901	$1,369,530
1/31/20	$1,404,242	$1,340,924
2/29/20	$1,273,615	$1,219,707
3/31/20	$1,054,348	$1,056,915
4/30/20	$1,138,323	$1,125,195
5/31/20	$1,196,638	$1,174,191
6/30/20	$1,247,010	$1,214,172
7/31/20	$1,282,236	$1,242,473
8/31/20	$1,355,037	$1,306,349
9/30/20	$1,324,507	$1,272,406
10/31/20	$1,275,191	$1,221,600
11/30/20	$1,477,155	$1,410,965
12/31/20	$1,552,304	$1,476,569
1/31/21	$1,538,213	$1,460,838
2/28/21	$1,568,743	$1,493,603
3/31/21	$1,601,621	$1,527,946
4/30/21	$1,653,286	$1,573,921
5/31/21	$1,714,345	$1,625,248
6/30/21	$1,689,454	$1,606,958
7/31/21	$1,699,787	$1,619,057
8/31/21	$1,730,786	$1,647,617
9/30/21	$1,679,566	$1,599,801
10/31/21	$1,708,878	$1,639,149
11/30/21	$1,623,874	$1,562,857
12/31/21	$1,710,997	$1,642,881
1/31/22	$1,624,986	$1,563,490
2/28/22	$1,585,053	$1,535,846
3/31/22	$1,586,942	$1,545,717
4/30/22	$1,478,416	$1,445,717
5/31/22	$1,487,630	$1,456,556
6/30/22	$1,333,175	$1,321,405
7/31/22	$1,404,264	$1,387,251
8/31/22	$1,333,175	$1,321,364
9/30/22	$1,188,791	$1,197,754
10/31/22	$1,247,034	$1,262,163
11/30/22	$1,388,483	$1,404,328
12/31/22	$1,396,150	$1,405,456
1/31/23	$1,516,154	$1,519,266
2/28/23	$1,485,421	$1,487,564
3/31/23	$1,505,910	$1,524,432
4/30/23	$1,549,814	$1,567,471
5/31/23	$1,489,812	$1,501,139
6/30/23	$1,555,048	$1,569,455
7/31/23	$1,607,811	$1,620,237
8/31/23	$1,546,254	$1,558,162
9/30/23	$1,490,464	$1,504,939
10/31/23	$1,422,649	$1,443,926
11/30/23	$1,561,228	$1,577,948
12/31/23	$1,652,816	$1,661,783
1/31/24	$1,666,266	$1,671,346
2/29/24	$1,697,648	$1,701,939
3/31/24	$1,755,239	$1,757,915
4/30/24	$1,705,002	$1,712,897
5/31/24	$1,775,029	$1,779,246
6/30/24	$1,743,868	$1,750,522
7/31/24	$1,802,877	$1,801,877
8/31/24	$1,860,333	$1,860,467
9/30/24	$1,881,716	$1,877,647
10/31/24	$1,767,769	$1,775,539
11/30/24	$1,769,351	$1,765,466
12/31/24	$1,725,494	$1,725,315
1/31/25	$1,822,160	$1,815,983
2/28/25	$1,865,660	$1,851,201
3/31/25	$1,860,392	$1,843,733
4/30/25	$1,927,714	$1,928,186
5/31/25	$2,011,457	$2,016,406
6/30/25	$2,068,829	$2,060,835
7/31/25	$2,035,568	$2,031,907
8/31/25	$2,137,013	$2,118,532
9/30/25	$2,180,649	$2,159,078
10/31/25	$2,214,043	$2,184,477
11/30/25	$2,232,410	$2,198,040
12/31/25	$2,303,286	$2,263,979
1/31/26	$2,419,886	$2,382,123
2/28/26	$2,541,557	$2,492,337
3/31/26	$2,245,682	$2,235,877

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	20.71%	6.99%	8.43%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 176,731,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 695,000
InvestmentCompanyPortfolioTurnover	875.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200458
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	I-3
Trading Symbol	PSKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance as the MSCI EAFE Index returned 21.27%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of investment grade corporate credit contributed to performance, as spreads tightened.

  Long exposure to South African interest rates contributed to performance, as interest rates increased.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	MSCI EAFE Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,038,982	$1,028,951
5/31/16	$1,029,543	$1,019,604
6/30/16	$994,046	$985,378
7/31/16	$1,051,624	$1,035,318
8/31/16	$1,053,351	$1,036,053
9/30/16	$1,071,831	$1,048,780
10/31/16	$1,058,670	$1,027,328
11/30/16	$1,034,355	$1,006,867
12/31/16	$1,077,008	$1,041,297
1/31/17	$1,114,070	$1,071,502
2/28/17	$1,134,399	$1,086,824
3/31/17	$1,165,866	$1,116,743
4/30/17	$1,195,473	$1,145,159
5/31/17	$1,239,938	$1,187,190
6/30/17	$1,240,283	$1,185,091
7/31/17	$1,277,707	$1,219,275
8/31/17	$1,281,302	$1,218,816
9/30/17	$1,314,490	$1,249,141
10/31/17	$1,337,082	$1,268,109
11/30/17	$1,348,297	$1,281,410
12/31/17	$1,367,030	$1,301,978
1/31/18	$1,435,692	$1,367,285
2/28/18	$1,370,633	$1,305,571
3/31/18	$1,344,216	$1,282,040
4/30/18	$1,379,804	$1,311,312
5/31/18	$1,350,067	$1,281,837
6/30/18	$1,334,089	$1,266,176
7/31/18	$1,368,193	$1,297,344
8/31/18	$1,332,082	$1,272,289
9/30/18	$1,346,704	$1,283,331
10/31/18	$1,237,018	$1,181,188
11/30/18	$1,228,893	$1,179,699
12/31/18	$1,158,048	$1,122,432
1/31/19	$1,242,895	$1,196,198
2/28/19	$1,272,706	$1,226,691
3/31/19	$1,284,172	$1,234,426
4/30/19	$1,325,449	$1,269,133
5/31/19	$1,254,361	$1,208,181
6/30/19	$1,331,831	$1,279,857
7/31/19	$1,315,730	$1,263,607
8/31/19	$1,269,725	$1,230,872
9/30/19	$1,307,307	$1,266,144
10/31/19	$1,360,525	$1,311,636
11/30/19	$1,374,408	$1,326,422
12/31/19	$1,426,086	$1,369,530
1/31/20	$1,400,411	$1,340,924
2/29/20	$1,272,040	$1,219,707
3/31/20	$1,052,642	$1,056,915
4/30/20	$1,136,667	$1,125,195
5/31/20	$1,195,018	$1,174,191
6/30/20	$1,245,797	$1,214,172
7/31/20	$1,278,704	$1,242,473
8/31/20	$1,351,572	$1,306,349
9/30/20	$1,323,365	$1,272,406
10/31/20	$1,271,653	$1,221,600
11/30/20	$1,473,801	$1,410,965
12/31/20	$1,549,019	$1,476,569
1/31/21	$1,537,266	$1,460,838
2/28/21	$1,565,473	$1,493,603
3/31/21	$1,598,380	$1,527,946
4/30/21	$1,650,093	$1,573,921
5/31/21	$1,711,207	$1,625,248
6/30/21	$1,683,913	$1,606,958
7/31/21	$1,696,846	$1,619,057
8/31/21	$1,727,886	$1,647,617
9/30/21	$1,676,761	$1,599,801
10/31/21	$1,703,190	$1,639,149
11/30/21	$1,620,967	$1,562,857
12/31/21	$1,708,191	$1,642,881
1/31/22	$1,618,934	$1,563,490
2/28/22	$1,582,001	$1,535,846
3/31/22	$1,582,868	$1,545,717
4/30/22	$1,474,129	$1,445,717
5/31/22	$1,483,362	$1,456,556
6/30/22	$1,329,661	$1,321,405
7/31/22	$1,399,861	$1,387,251
8/31/22	$1,328,629	$1,321,364
9/30/22	$1,185,553	$1,197,754
10/31/22	$1,242,851	$1,262,163
11/30/22	$1,384,534	$1,404,328
12/31/22	$1,390,897	$1,405,456
1/31/23	$1,511,333	$1,519,266
2/28/23	$1,480,490	$1,487,564
3/31/23	$1,501,052	$1,524,432
4/30/23	$1,545,114	$1,567,471
5/31/23	$1,484,896	$1,501,139
6/30/23	$1,550,157	$1,569,455
7/31/23	$1,603,104	$1,620,237
8/31/23	$1,541,333	$1,558,162
9/30/23	$1,485,200	$1,504,939
10/31/23	$1,417,153	$1,443,926
11/30/23	$1,554,726	$1,577,948
12/31/23	$1,648,147	$1,661,783
1/31/24	$1,660,145	$1,671,346
2/29/24	$1,691,638	$1,701,939
3/31/24	$1,749,378	$1,757,915
4/30/24	$1,698,959	$1,712,897
5/31/24	$1,767,712	$1,779,246
6/30/24	$1,737,815	$1,750,522
7/31/24	$1,795,482	$1,801,877
8/31/24	$1,853,149	$1,860,467
9/30/24	$1,874,402	$1,877,647
10/31/24	$1,761,620	$1,775,539
11/30/24	$1,761,620	$1,765,466
12/31/24	$1,718,725	$1,725,315
1/31/25	$1,814,120	$1,815,983
2/28/25	$1,857,775	$1,851,201
3/31/25	$1,852,100	$1,843,733
4/30/25	$1,919,659	$1,928,186
5/31/25	$2,003,696	$2,016,406
6/30/25	$2,060,849	$2,060,835
7/31/25	$2,025,806	$2,031,907
8/31/25	$2,127,597	$2,118,532
9/30/25	$2,171,116	$2,159,078
10/31/25	$2,204,621	$2,184,477
11/30/25	$2,221,373	$2,198,040
12/31/25	$2,293,941	$2,263,979
1/31/26	$2,407,536	$2,382,123
2/28/26	$2,529,609	$2,492,337
3/31/26	$2,234,236	$2,235,877

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	20.63%	6.93%	8.37%
MSCI EAFE Index	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 176,731,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 695,000
InvestmentCompanyPortfolioTurnover	875.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$176,731
# of Portfolio Holdings	1,274
Portfolio Turnover Rate	875%
Total Net Advisory Fees Paid During the Reporting Period	$695
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	98.5%
Asset-Backed Securities	25.1%
Sovereign Issues	11.7%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	4.5%
Exchange-Traded Funds	4.1%
Corporate Bonds & Notes	3.0%
Short-Term Instruments	20.4%
Affiliated Investments	11.0%
Financial Derivative Instruments	2.4%
Other Assets and Liabilities, Net	(86.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000051570
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Long Duration Fund
Class Name	Institutional Class
Trading Symbol	PSLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$315	2.94%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	2.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the S&P 500 Index + Bloomberg US Long-Term Government/Credit Index - ICE BofA SOFR Overnight Rate Index (“Index”), as the strategy outperformed like-duration Treasuries.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection, detracted from relative performance versus the Index, as the curve steepened.

  Positioning within investment grade credit detracted from relative performance versus the Index, as tactical spread beta positioning underperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,017,673	$1,003,877	$1,015,981
5/31/16	$1,038,292	$1,021,904	$1,037,409
6/30/16	$1,091,840	$1,024,552	$1,091,744
7/31/16	$1,164,333	$1,062,326	$1,160,518
8/31/16	$1,167,292	$1,063,818	$1,161,164
9/30/16	$1,157,272	$1,064,019	$1,145,690
10/31/16	$1,105,143	$1,044,610	$1,092,064
11/30/16	$1,079,823	$1,083,297	$1,066,202
12/31/16	$1,111,580	$1,104,710	$1,094,450
1/31/17	$1,139,492	$1,125,662	$1,117,918
2/28/17	$1,206,811	$1,170,357	$1,182,751
3/31/17	$1,201,885	$1,171,723	$1,176,765
4/30/17	$1,233,082	$1,183,756	$1,206,521
5/31/17	$1,272,488	$1,200,415	$1,247,294
6/30/17	$1,288,177	$1,207,907	$1,263,364
7/31/17	$1,317,866	$1,232,745	$1,291,270
8/31/17	$1,347,555	$1,236,519	$1,323,027
9/30/17	$1,362,059	$1,262,026	$1,336,278
10/31/17	$1,397,198	$1,291,476	$1,371,460
11/30/17	$1,442,377	$1,331,085	$1,419,476
12/31/17	$1,476,927	$1,345,885	$1,460,900
1/31/18	$1,534,283	$1,422,942	$1,510,733
2/28/18	$1,433,909	$1,370,497	$1,406,443
3/31/18	$1,415,767	$1,335,668	$1,392,065
4/30/18	$1,391,002	$1,340,793	$1,367,677
5/31/18	$1,432,278	$1,373,082	$1,414,132
6/30/18	$1,438,909	$1,381,533	$1,411,768
7/31/18	$1,492,662	$1,432,945	$1,464,964
8/31/18	$1,548,482	$1,479,638	$1,522,731
9/30/18	$1,532,394	$1,488,060	$1,504,905
10/31/18	$1,386,452	$1,386,351	$1,352,573
11/30/18	$1,419,810	$1,414,602	$1,384,943
12/31/18	$1,333,807	$1,286,877	$1,305,007
1/31/19	$1,463,877	$1,390,001	$1,438,775
2/28/19	$1,506,445	$1,434,632	$1,473,323
3/31/19	$1,599,756	$1,462,509	$1,569,692
4/30/19	$1,654,266	$1,521,726	$1,623,078
5/31/19	$1,616,346	$1,425,023	$1,580,058
6/30/19	$1,760,534	$1,525,453	$1,734,802
7/31/19	$1,796,759	$1,547,377	$1,769,013
8/31/19	$1,903,019	$1,522,866	$1,877,743
9/30/19	$1,903,922	$1,551,360	$1,873,474
10/31/19	$1,939,368	$1,584,962	$1,910,072
11/30/19	$2,007,727	$1,642,494	$1,977,802
12/31/19	$2,035,379	$1,692,068	$2,011,201
1/31/20	$2,152,230	$1,691,405	$2,112,942
2/29/20	$2,051,684	$1,552,170	$2,015,119
3/31/20	$1,715,370	$1,360,457	$1,719,524
4/30/20	$2,007,639	$1,534,859	$2,028,295
5/31/20	$2,114,167	$1,607,961	$2,125,140
6/30/20	$2,193,289	$1,639,939	$2,200,383
7/31/20	$2,421,986	$1,732,407	$2,447,638
8/31/20	$2,512,914	$1,856,933	$2,524,510
9/30/20	$2,415,278	$1,786,376	$2,424,792
10/31/20	$2,301,350	$1,738,869	$2,323,836
11/30/20	$2,654,527	$1,929,213	$2,668,387
12/31/20	$2,760,389	$2,003,388	$2,765,503
1/31/21	$2,662,784	$1,983,162	$2,655,691
2/28/21	$2,635,333	$2,037,848	$2,613,382
3/31/21	$2,645,165	$2,127,097	$2,628,098
4/30/21	$2,849,638	$2,240,617	$2,821,427
5/31/21	$2,878,849	$2,256,266	$2,862,118
6/30/21	$3,056,409	$2,308,938	$3,033,158
7/31/21	$3,216,175	$2,363,787	$3,193,133
8/31/21	$3,306,478	$2,435,659	$3,279,844
9/30/21	$3,075,411	$2,322,377	$3,053,707
10/31/21	$3,323,427	$2,485,087	$3,321,215
11/30/21	$3,342,506	$2,467,868	$3,343,873
12/31/21	$3,470,727	$2,578,469	$3,466,938
1/31/22	$3,144,122	$2,445,041	$3,126,380
2/28/22	$2,965,578	$2,371,833	$2,954,565
3/31/22	$2,937,108	$2,459,898	$2,944,187
4/30/22	$2,428,594	$2,245,390	$2,432,730
5/31/22	$2,411,059	$2,249,509	$2,428,946
6/30/22	$2,118,732	$2,063,826	$2,157,329
7/31/22	$2,400,642	$2,254,120	$2,441,854
8/31/22	$2,198,019	$2,162,193	$2,232,338
9/30/22	$1,823,834	$1,963,058	$1,852,050
10/31/22	$1,890,236	$2,121,990	$1,919,646
11/30/22	$2,138,136	$2,240,575	$2,179,984
12/31/22	$1,972,570	$2,111,486	$2,017,865
1/31/23	$2,239,736	$2,244,159	$2,277,019
2/28/23	$2,074,984	$2,189,404	$2,101,685
3/31/23	$2,223,187	$2,269,786	$2,267,288
4/30/23	$2,264,741	$2,305,214	$2,311,031
5/31/23	$2,211,314	$2,315,234	$2,247,986
6/30/23	$2,361,754	$2,468,213	$2,404,658
7/31/23	$2,402,037	$2,547,505	$2,442,846
8/31/23	$2,300,584	$2,506,944	$2,336,459
9/30/23	$2,040,666	$2,387,418	$2,077,264
10/31/23	$1,893,823	$2,337,219	$1,931,653
11/30/23	$2,246,549	$2,550,667	$2,303,429
12/31/23	$2,522,740	$2,666,546	$2,586,659
1/31/24	$2,528,908	$2,711,355	$2,576,772
2/29/24	$2,590,588	$2,856,129	$2,635,711
3/31/24	$2,706,231	$2,948,024	$2,752,304
4/30/24	$2,447,664	$2,827,613	$2,482,653
5/31/24	$2,634,848	$2,967,819	$2,665,841
6/30/24	$2,740,964	$3,074,311	$2,779,542
7/31/24	$2,859,777	$3,111,733	$2,891,891
8/31/24	$2,970,340	$3,187,213	$3,011,706
9/30/24	$3,100,351	$3,255,283	$3,134,074
10/31/24	$2,918,791	$3,225,762	$2,948,130
11/30/24	$3,145,309	$3,415,118	$3,172,879
12/31/24	$2,910,636	$3,333,707	$2,935,404
1/31/25	$2,997,866	$3,426,543	$3,017,701
2/28/25	$3,090,437	$3,381,833	$3,095,788
3/31/25	$2,868,328	$3,191,285	$2,878,941
4/30/25	$2,767,652	$3,169,646	$2,810,701
5/31/25	$2,882,971	$3,369,158	$2,924,334
6/30/25	$3,102,841	$3,540,489	$3,146,333
7/31/25	$3,153,097	$3,619,947	$3,189,048
8/31/25	$3,227,550	$3,693,330	$3,258,967
9/30/25	$3,436,930	$3,828,137	$3,470,141
10/31/25	$3,554,012	$3,917,767	$3,572,326
11/30/25	$3,565,343	$3,927,370	$3,585,071
12/31/25	$3,502,374	$3,929,774	$3,525,397
1/31/26	$3,548,938	$3,986,756	$3,555,991
2/28/26	$3,638,015	$3,956,458	$3,633,492
3/31/26	$3,281,704	$3,759,445	$3,313,175

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.41%	4.41%	12.62%
S&P 500 Index	17.80%	12.06%	14.16%
Supplemental IndexFootnote Reference1	15.08%	4.79%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 501,725,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 1,926,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$501,725
# of Portfolio Holdings	942
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,926
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	89.6%
Corporate Bonds & Notes	55.8%
U.S. Government Agencies	26.1%
Sovereign Issues	6.2%
Municipal Bonds & Notes	2.4%
Asset-Backed Securities	1.7%
Non-Agency Mortgage-Backed Securities	1.0%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	1.7%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	(86.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000031215
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Class A
Trading Symbol	PSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.17%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,700	$10,039	$9,961
5/31/16	$9,531	$10,219	$9,782
6/30/16	$9,522	$10,246	$9,757
7/31/16	$9,250	$10,623	$9,397
8/31/16	$9,250	$10,638	$9,384
9/30/16	$9,297	$10,640	$9,382
10/31/16	$9,503	$10,446	$9,553
11/30/16	$9,147	$10,833	$9,200
12/31/16	$9,044	$11,047	$9,018
1/31/17	$8,932	$11,257	$8,847
2/28/17	$8,669	$11,704	$8,496
3/31/17	$8,669	$11,717	$8,486
4/30/17	$8,594	$11,838	$8,398
5/31/17	$8,500	$12,004	$8,280
6/30/17	$8,473	$12,079	$8,229
7/31/17	$8,332	$12,327	$8,059
8/31/17	$8,341	$12,365	$8,035
9/30/17	$8,207	$12,620	$7,869
10/31/17	$8,055	$12,915	$7,685
11/30/17	$7,827	$13,311	$7,450
12/31/17	$7,746	$13,459	$7,367
1/31/18	$7,357	$14,229	$6,945
2/28/18	$7,614	$13,705	$7,201
3/31/18	$7,809	$13,357	$7,384
4/30/18	$7,809	$13,408	$7,356
5/31/18	$7,647	$13,731	$7,179
6/30/18	$7,628	$13,815	$7,134
7/31/18	$7,381	$14,329	$6,869
8/31/18	$7,133	$14,796	$6,645
9/30/18	$7,133	$14,881	$6,607
10/31/18	$7,647	$13,864	$7,059
11/30/18	$7,457	$14,146	$6,915
12/31/18	$8,122	$12,869	$7,539
1/31/19	$7,575	$13,900	$6,935
2/28/19	$7,373	$14,346	$6,712
3/31/19	$7,261	$14,625	$6,582
4/30/19	$7,029	$15,217	$6,316
5/31/19	$7,503	$14,250	$6,717
6/30/19	$7,048	$15,255	$6,243
7/31/19	$6,971	$15,474	$6,154
8/31/19	$7,019	$15,229	$6,251
9/30/19	$6,913	$15,514	$6,134
10/31/19	$6,806	$15,850	$6,001
11/30/19	$6,593	$16,425	$5,784
12/31/19	$6,448	$16,921	$5,609
1/31/20	$6,487	$16,914	$5,611
2/29/20	$7,029	$15,522	$6,073
3/31/20	$7,251	$13,605	$6,823
4/30/20	$6,467	$15,349	$5,949
5/31/20	$6,196	$16,080	$5,665
6/30/20	$6,083	$16,399	$5,553
7/31/20	$5,779	$17,324	$5,239
8/31/20	$5,436	$18,569	$4,863
9/30/20	$5,650	$17,864	$5,048
10/31/20	$5,809	$17,389	$5,182
11/30/20	$5,242	$19,292	$4,615
12/31/20	$5,085	$20,034	$4,437
1/31/21	$5,166	$19,832	$4,482
2/28/21	$5,004	$20,378	$4,358
3/31/21	$4,805	$21,271	$4,168
4/30/21	$4,567	$22,406	$3,945
5/31/21	$4,536	$22,563	$3,918
6/30/21	$4,424	$23,089	$3,826
7/31/21	$4,323	$23,638	$3,735
8/31/21	$4,221	$24,357	$3,622
9/30/21	$4,434	$23,224	$3,790
10/31/21	$4,120	$24,851	$3,525
11/30/21	$4,140	$24,679	$3,549
12/31/21	$3,952	$25,785	$3,390
1/31/22	$4,155	$24,450	$3,565
2/28/22	$4,252	$23,718	$3,672
3/31/22	$4,079	$24,599	$3,536
4/30/22	$4,429	$22,454	$3,844
5/31/22	$4,389	$22,495	$3,837
6/30/22	$4,715	$20,638	$4,154
7/31/22	$4,337	$22,541	$3,771
8/31/22	$4,510	$21,622	$3,925
9/30/22	$4,924	$19,631	$4,286
10/31/22	$4,551	$21,220	$3,939
11/30/22	$4,337	$22,406	$3,719
12/31/22	$4,618	$21,115	$3,933
1/31/23	$4,397	$22,442	$3,686
2/28/23	$4,520	$21,894	$3,776
3/31/23	$4,357	$22,698	$3,637
4/30/23	$4,320	$23,052	$3,581
5/31/23	$4,336	$23,152	$3,565
6/30/23	$4,101	$24,682	$3,329
7/31/23	$4,023	$25,475	$3,222
8/31/23	$4,122	$25,069	$3,274
9/30/23	$4,357	$23,874	$3,430
10/31/23	$4,477	$23,372	$3,502
11/30/23	$4,143	$25,507	$3,182
12/31/23	$4,018	$26,665	$3,038
1/31/24	$3,992	$27,114	$2,987
2/29/24	$3,819	$28,561	$2,827
3/31/24	$3,736	$29,480	$2,736
4/30/24	$3,919	$28,276	$2,848
5/31/24	$3,772	$29,678	$2,707
6/30/24	$3,668	$30,743	$2,609
7/31/24	$3,668	$31,117	$2,578
8/31/24	$3,600	$31,872	$2,515
9/30/24	$3,553	$32,553	$2,461
10/31/24	$3,590	$32,258	$2,484
11/30/24	$3,438	$34,151	$2,338
12/31/24	$3,548	$33,337	$2,394
1/31/25	$3,485	$34,265	$2,327
2/28/25	$3,569	$33,818	$2,357
3/31/25	$3,804	$31,913	$2,490
4/30/25	$3,752	$31,696	$2,507
5/31/25	$3,543	$33,692	$2,349
6/30/25	$3,412	$35,405	$2,230
7/31/25	$3,360	$36,199	$2,180
8/31/25	$3,334	$36,933	$2,136
9/30/25	$3,245	$38,281	$2,058
10/31/25	$3,209	$39,178	$2,010
11/30/25	$3,219	$39,274	$2,005
12/31/25	$3,245	$39,298	$2,003
1/31/26	$3,214	$39,868	$1,974
2/28/26	$3,261	$39,565	$1,989
3/31/26	$3,412	$37,594	$2,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(10.29%)	(6.62%)	(9.85%)
Class A (including sales charge)	(13.61%)	(7.33%)	(10.19%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 92,686,000
Holdings Count | Holding	1,065
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	995.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000031217
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Class C
Trading Symbol	PSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.92%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,071	$10,039	$9,961
5/31/16	$9,889	$10,219	$9,782
6/30/16	$9,879	$10,246	$9,757
7/31/16	$9,587	$10,623	$9,397
8/31/16	$9,577	$10,638	$9,384
9/30/16	$9,627	$10,640	$9,382
10/31/16	$9,829	$10,446	$9,553
11/30/16	$9,456	$10,833	$9,200
12/31/16	$9,345	$11,047	$9,018
1/31/17	$9,224	$11,257	$8,847
2/28/17	$8,942	$11,704	$8,496
3/31/17	$8,931	$11,717	$8,486
4/30/17	$8,861	$11,838	$8,398
5/31/17	$8,750	$12,004	$8,280
6/30/17	$8,719	$12,079	$8,229
7/31/17	$8,567	$12,327	$8,059
8/31/17	$8,578	$12,365	$8,035
9/30/17	$8,429	$12,620	$7,869
10/31/17	$8,276	$12,915	$7,685
11/30/17	$8,032	$13,311	$7,450
12/31/17	$7,940	$13,459	$7,367
1/31/18	$7,533	$14,229	$6,945
2/28/18	$7,798	$13,705	$7,201
3/31/18	$7,992	$13,357	$7,384
4/30/18	$7,982	$13,408	$7,356
5/31/18	$7,819	$13,731	$7,179
6/30/18	$7,789	$13,815	$7,134
7/31/18	$7,534	$14,329	$6,869
8/31/18	$7,280	$14,796	$6,645
9/30/18	$7,270	$14,881	$6,607
10/31/18	$7,789	$13,864	$7,059
11/30/18	$7,595	$14,146	$6,915
12/31/18	$8,256	$12,869	$7,539
1/31/19	$7,704	$13,900	$6,935
2/28/19	$7,490	$14,346	$6,712
3/31/19	$7,371	$14,625	$6,582
4/30/19	$7,134	$15,217	$6,316
5/31/19	$7,608	$14,250	$6,717
6/30/19	$7,134	$15,255	$6,243
7/31/19	$7,052	$15,474	$6,154
8/31/19	$7,104	$15,229	$6,251
9/30/19	$6,990	$15,514	$6,134
10/31/19	$6,877	$15,850	$6,001
11/30/19	$6,661	$16,425	$5,784
12/31/19	$6,517	$16,921	$5,609
1/31/20	$6,548	$16,914	$5,611
2/29/20	$7,083	$15,522	$6,073
3/31/20	$7,310	$13,605	$6,823
4/30/20	$6,517	$15,349	$5,949
5/31/20	$6,239	$16,080	$5,665
6/30/20	$6,120	$16,399	$5,553
7/31/20	$5,808	$17,324	$5,239
8/31/20	$5,465	$18,569	$4,863
9/30/20	$5,671	$17,864	$5,048
10/31/20	$5,829	$17,389	$5,182
11/30/20	$5,259	$19,292	$4,615
12/31/20	$5,092	$20,034	$4,437
1/31/21	$5,167	$19,832	$4,482
2/28/21	$5,006	$20,378	$4,358
3/31/21	$4,803	$21,271	$4,168
4/30/21	$4,561	$22,406	$3,945
5/31/21	$4,529	$22,563	$3,918
6/30/21	$4,410	$23,089	$3,826
7/31/21	$4,308	$23,638	$3,735
8/31/21	$4,206	$24,357	$3,622
9/30/21	$4,421	$23,224	$3,790
10/31/21	$4,099	$24,851	$3,525
11/30/21	$4,120	$24,679	$3,549
12/31/21	$3,926	$25,785	$3,390
1/31/22	$4,131	$24,450	$3,565
2/28/22	$4,222	$23,718	$3,672
3/31/22	$4,045	$24,599	$3,536
4/30/22	$4,394	$22,454	$3,844
5/31/22	$4,346	$22,495	$3,837
6/30/22	$4,669	$20,638	$4,154
7/31/22	$4,297	$22,541	$3,771
8/31/22	$4,464	$21,622	$3,925
9/30/22	$4,869	$19,631	$4,286
10/31/22	$4,502	$21,220	$3,939
11/30/22	$4,280	$22,406	$3,719
12/31/22	$4,561	$21,115	$3,933
1/31/23	$4,340	$22,442	$3,686
2/28/23	$4,459	$21,894	$3,776
3/31/23	$4,292	$22,698	$3,637
4/30/23	$4,253	$23,052	$3,581
5/31/23	$4,264	$23,152	$3,565
6/30/23	$4,033	$24,682	$3,329
7/31/23	$3,951	$25,475	$3,222
8/31/23	$4,044	$25,069	$3,274
9/30/23	$4,281	$23,874	$3,430
10/31/23	$4,391	$23,372	$3,502
11/30/23	$4,061	$25,507	$3,182
12/31/23	$3,940	$26,665	$3,038
1/31/24	$3,907	$27,114	$2,987
2/29/24	$3,736	$28,561	$2,827
3/31/24	$3,653	$29,480	$2,736
4/30/24	$3,829	$28,276	$2,848
5/31/24	$3,681	$29,678	$2,707
6/30/24	$3,582	$30,743	$2,609
7/31/24	$3,576	$31,117	$2,578
8/31/24	$3,510	$31,872	$2,515
9/30/24	$3,461	$32,553	$2,461
10/31/24	$3,494	$32,258	$2,484
11/30/24	$3,345	$34,151	$2,338
12/31/24	$3,450	$33,337	$2,394
1/31/25	$3,384	$34,265	$2,327
2/28/25	$3,466	$33,818	$2,357
3/31/25	$3,692	$31,913	$2,490
4/30/25	$3,637	$31,696	$2,507
5/31/25	$3,439	$33,692	$2,349
6/30/25	$3,307	$35,405	$2,230
7/31/25	$3,252	$36,199	$2,180
8/31/25	$3,230	$36,933	$2,136
9/30/25	$3,142	$38,281	$2,058
10/31/25	$3,098	$39,178	$2,010
11/30/25	$3,109	$39,274	$2,005
12/31/25	$3,136	$39,298	$2,003
1/31/26	$3,103	$39,868	$1,974
2/28/26	$3,147	$39,565	$1,989
3/31/26	$3,285	$37,594	$2,088

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(11.03%)	(7.32%)	(10.54%)
Class C (including sales charge)	(11.92%)	(7.32%)	(10.54%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 92,686,000
Holdings Count | Holding	1,065
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	995.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000026642
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Institutional Class
Trading Symbol	PSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.77%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,531	$1,003,877	$996,125
5/31/16	$991,469	$1,021,904	$978,237
6/30/16	$991,469	$1,024,552	$975,702
7/31/16	$962,085	$1,062,326	$939,728
8/31/16	$963,033	$1,063,818	$938,410
9/30/16	$968,720	$1,064,019	$938,231
10/31/16	$990,521	$1,044,610	$955,346
11/30/16	$952,607	$1,083,297	$919,964
12/31/16	$943,128	$1,104,710	$901,780
1/31/17	$931,754	$1,125,662	$884,677
2/28/17	$904,265	$1,170,357	$849,552
3/31/17	$904,265	$1,171,723	$848,560
4/30/17	$897,630	$1,183,756	$839,844
5/31/17	$887,204	$1,200,415	$828,026
6/30/17	$885,168	$1,207,907	$822,858
7/31/17	$870,876	$1,232,745	$805,936
8/31/17	$871,829	$1,236,519	$803,471
9/30/17	$858,340	$1,262,026	$786,895
10/31/17	$842,961	$1,291,476	$768,533
11/30/17	$818,931	$1,331,085	$744,963
12/31/17	$810,661	$1,345,885	$736,680
1/31/18	$770,225	$1,422,942	$694,502
2/28/18	$797,182	$1,370,497	$720,098
3/31/18	$818,747	$1,335,668	$738,400
4/30/18	$817,781	$1,340,793	$735,566
5/31/18	$802,314	$1,373,082	$717,851
6/30/18	$799,812	$1,381,533	$713,434
7/31/18	$774,667	$1,432,945	$686,886
8/31/18	$748,554	$1,479,638	$664,503
9/30/18	$748,554	$1,488,060	$660,720
10/31/18	$802,713	$1,386,351	$705,879
11/30/18	$783,371	$1,414,602	$691,495
12/31/18	$853,236	$1,286,877	$753,931
1/31/19	$796,678	$1,390,001	$693,514
2/28/19	$774,250	$1,434,632	$671,248
3/31/19	$763,849	$1,462,509	$658,204
4/30/19	$739,241	$1,521,726	$631,553
5/31/19	$789,442	$1,425,023	$671,687
6/30/19	$741,209	$1,525,453	$624,349
7/31/19	$733,334	$1,547,377	$615,376
8/31/19	$739,241	$1,522,866	$625,123
9/30/19	$728,413	$1,551,360	$613,427
10/31/19	$716,601	$1,584,962	$600,141
11/30/19	$694,945	$1,642,494	$578,355
12/31/19	$680,297	$1,692,068	$560,900
1/31/20	$684,241	$1,691,405	$561,121
2/29/20	$741,425	$1,552,170	$607,310
3/31/20	$765,088	$1,360,457	$682,321
4/30/20	$683,255	$1,534,859	$594,853
5/31/20	$654,663	$1,607,961	$566,520
6/30/20	$642,610	$1,639,939	$555,255
7/31/20	$610,679	$1,732,407	$523,946
8/31/20	$575,754	$1,856,933	$486,283
9/30/20	$598,063	$1,786,376	$504,763
10/31/20	$615,295	$1,738,869	$518,187
11/30/20	$555,489	$1,929,213	$461,463
12/31/20	$538,143	$2,003,388	$443,720
1/31/21	$546,390	$1,983,162	$448,199
2/28/21	$530,926	$2,037,848	$435,842
3/31/21	$508,985	$2,127,097	$416,753
4/30/21	$484,106	$2,240,617	$394,510
5/31/21	$480,996	$2,256,266	$391,757
6/30/21	$469,075	$2,308,938	$382,611
7/31/21	$458,709	$2,363,787	$373,520
8/31/21	$448,343	$2,435,659	$362,166
9/30/21	$471,148	$2,322,377	$379,009
10/31/21	$437,976	$2,485,087	$352,455
11/30/21	$440,050	$2,467,868	$354,895
12/31/21	$420,354	$2,578,469	$338,993
1/31/22	$442,123	$2,445,041	$356,534
2/28/22	$452,489	$2,371,833	$367,208
3/31/22	$433,830	$2,459,898	$353,575
4/30/22	$471,667	$2,245,390	$384,406
5/31/22	$467,520	$2,249,509	$383,702
6/30/22	$502,683	$2,063,826	$415,374
7/31/22	$462,531	$2,254,120	$377,074
8/31/22	$481,303	$2,162,193	$392,452
9/30/22	$525,627	$1,963,058	$428,597
10/31/22	$485,996	$2,121,990	$393,896
11/30/22	$463,052	$2,240,575	$371,884
12/31/22	$493,472	$2,111,486	$393,309
1/31/23	$469,874	$2,244,159	$368,595
2/28/23	$482,984	$2,189,404	$377,591
3/31/23	$465,500	$2,269,786	$363,726
4/30/23	$462,297	$2,305,214	$358,050
5/31/23	$463,899	$2,315,234	$356,492
6/30/23	$438,809	$2,468,213	$332,937
7/31/23	$430,267	$2,547,505	$322,244
8/31/23	$440,944	$2,506,944	$327,373
9/30/23	$467,102	$2,387,418	$342,982
10/31/23	$479,380	$2,337,219	$350,194
11/30/23	$444,147	$2,550,667	$318,212
12/31/23	$430,801	$2,666,546	$303,756
1/31/24	$428,132	$2,711,355	$298,652
2/29/24	$409,982	$2,856,129	$282,705
3/31/24	$400,907	$2,948,024	$273,609
4/30/24	$420,658	$2,827,613	$284,785
5/31/24	$405,177	$2,967,819	$270,663
6/30/24	$393,967	$3,074,311	$260,950
7/31/24	$393,967	$3,111,733	$257,776
8/31/24	$387,027	$3,187,213	$251,522
9/30/24	$382,223	$3,255,283	$246,150
10/31/24	$386,493	$3,225,762	$248,383
11/30/24	$370,478	$3,415,118	$233,801
12/31/24	$382,223	$3,333,707	$239,374
1/31/25	$375,283	$3,426,543	$232,710
2/28/25	$384,358	$3,381,833	$235,744
3/31/25	$409,982	$3,191,285	$249,028
4/30/25	$404,110	$3,169,646	$250,718
5/31/25	$382,223	$3,369,158	$234,935
6/30/25	$368,343	$3,540,489	$222,988
7/31/25	$362,471	$3,619,947	$217,985
8/31/25	$360,336	$3,693,330	$213,565
9/30/25	$350,727	$3,828,137	$205,770
10/31/25	$346,456	$3,917,767	$200,951
11/30/25	$347,524	$3,927,370	$200,460
12/31/25	$350,727	$3,929,774	$200,337
1/31/26	$348,057	$3,986,756	$197,434
2/28/26	$352,862	$3,956,458	$198,933
3/31/26	$369,411	$3,759,445	$208,839

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(9.90%)	(6.21%)	(9.48%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 92,686,000
Holdings Count | Holding	1,065
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	995.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064154
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	I-2
Trading Symbol	PSPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	0.87%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,007,583	$1,003,877	$996,125
5/31/16	$990,521	$1,021,904	$978,237
6/30/16	$990,521	$1,024,552	$975,702
7/31/16	$962,085	$1,062,326	$939,728
8/31/16	$962,085	$1,063,818	$938,410
9/30/16	$967,773	$1,064,019	$938,231
10/31/16	$989,573	$1,044,610	$955,346
11/30/16	$951,659	$1,083,297	$919,964
12/31/16	$942,180	$1,104,710	$901,780
1/31/17	$930,806	$1,125,662	$884,677
2/28/17	$902,370	$1,170,357	$849,552
3/31/17	$903,318	$1,171,723	$848,560
4/30/17	$896,682	$1,183,756	$839,844
5/31/17	$886,256	$1,200,415	$828,026
6/30/17	$884,038	$1,207,907	$822,858
7/31/17	$869,749	$1,232,745	$805,936
8/31/17	$870,701	$1,236,519	$803,471
9/30/17	$856,730	$1,262,026	$786,895
10/31/17	$841,363	$1,291,476	$768,533
11/30/17	$817,352	$1,331,085	$744,963
12/31/17	$809,925	$1,345,885	$736,680
1/31/18	$768,563	$1,422,942	$694,502
2/28/18	$795,496	$1,370,497	$720,098
3/31/18	$815,866	$1,335,668	$738,400
4/30/18	$815,866	$1,340,793	$735,566
5/31/18	$799,452	$1,373,082	$717,851
6/30/18	$796,792	$1,381,533	$713,434
7/31/18	$771,681	$1,432,945	$686,886
8/31/18	$746,570	$1,479,638	$664,503
9/30/18	$745,605	$1,488,060	$660,720
10/31/18	$799,690	$1,386,351	$705,879
11/30/18	$780,374	$1,414,602	$691,495
12/31/18	$850,097	$1,286,877	$753,931
1/31/19	$793,619	$1,390,001	$693,514
2/28/19	$772,196	$1,434,632	$671,248
3/31/19	$760,690	$1,462,509	$658,204
4/30/19	$736,120	$1,521,726	$631,553
5/31/19	$787,226	$1,425,023	$671,687
6/30/19	$738,086	$1,525,453	$624,349
7/31/19	$730,223	$1,547,377	$615,376
8/31/19	$736,120	$1,522,866	$625,123
9/30/19	$725,309	$1,551,360	$613,427
10/31/19	$713,516	$1,584,962	$600,141
11/30/19	$691,894	$1,642,494	$578,355
12/31/19	$677,516	$1,692,068	$560,900
1/31/20	$681,449	$1,691,405	$561,121
2/29/20	$738,483	$1,552,170	$607,310
3/31/20	$762,083	$1,360,457	$682,321
4/30/20	$679,483	$1,534,859	$594,853
5/31/20	$650,966	$1,607,961	$566,520
6/30/20	$639,763	$1,639,939	$555,255
7/31/20	$607,924	$1,732,407	$523,946
8/31/20	$572,105	$1,856,933	$486,283
9/30/20	$595,163	$1,786,376	$504,763
10/31/20	$611,330	$1,738,869	$518,187
11/30/20	$552,723	$1,929,213	$461,463
12/31/20	$535,320	$2,003,388	$443,720
1/31/21	$543,540	$1,983,162	$448,199
2/28/21	$528,127	$2,037,848	$435,842
3/31/21	$506,072	$2,127,097	$416,753
4/30/21	$481,284	$2,240,617	$394,510
5/31/21	$478,186	$2,256,266	$391,757
6/30/21	$466,309	$2,308,938	$382,611
7/31/21	$455,981	$2,363,787	$373,520
8/31/21	$445,136	$2,435,659	$362,166
9/30/21	$468,374	$2,322,377	$379,009
10/31/21	$434,808	$2,485,087	$352,455
11/30/21	$437,390	$2,467,868	$354,895
12/31/21	$417,251	$2,578,469	$338,993
1/31/22	$438,940	$2,445,041	$356,534
2/28/22	$449,268	$2,371,833	$367,208
3/31/22	$431,194	$2,459,898	$353,575
4/30/22	$468,891	$2,245,390	$384,406
5/31/22	$464,243	$2,249,509	$383,702
6/30/22	$499,285	$2,063,826	$415,374
7/31/22	$459,280	$2,254,120	$377,074
8/31/22	$477,983	$2,162,193	$392,452
9/30/22	$521,625	$1,963,058	$428,597
10/31/22	$482,659	$2,121,990	$393,896
11/30/22	$459,799	$2,240,575	$371,884
12/31/22	$489,798	$2,111,486	$393,309
1/31/23	$466,300	$2,244,159	$368,595
2/28/23	$479,354	$2,189,404	$377,591
3/31/23	$461,856	$2,269,786	$363,726
4/30/23	$458,667	$2,305,214	$358,050
5/31/23	$460,262	$2,315,234	$356,492
6/30/23	$435,814	$2,468,213	$332,937
7/31/23	$427,310	$2,547,505	$322,244
8/31/23	$437,940	$2,506,944	$327,373
9/30/23	$463,451	$2,387,418	$342,982
10/31/23	$475,675	$2,337,219	$350,194
11/30/23	$440,597	$2,550,667	$318,212
12/31/23	$427,310	$2,666,546	$303,756
1/31/24	$424,653	$2,711,355	$298,652
2/29/24	$406,582	$2,856,129	$282,705
3/31/24	$397,547	$2,948,024	$273,609
4/30/24	$417,212	$2,827,613	$284,785
5/31/24	$401,799	$2,967,819	$270,663
6/30/24	$390,638	$3,074,311	$260,950
7/31/24	$390,638	$3,111,733	$257,776
8/31/24	$383,729	$3,187,213	$251,522
9/30/24	$378,945	$3,255,283	$246,150
10/31/24	$382,666	$3,225,762	$248,383
11/30/24	$366,721	$3,415,118	$233,801
12/31/24	$378,414	$3,333,707	$239,374
1/31/25	$372,036	$3,426,543	$232,710
2/28/25	$381,071	$3,381,833	$235,744
3/31/25	$406,051	$3,191,285	$249,028
4/30/25	$400,736	$3,169,646	$250,718
5/31/25	$378,945	$3,369,158	$234,935
6/30/25	$365,127	$3,540,489	$222,988
7/31/25	$358,749	$3,619,947	$217,985
8/31/25	$356,623	$3,693,330	$213,565
9/30/25	$347,057	$3,828,137	$205,770
10/31/25	$342,805	$3,917,767	$200,951
11/30/25	$344,399	$3,927,370	$200,460
12/31/25	$347,588	$3,929,774	$200,337
1/31/26	$344,399	$3,986,756	$197,434
2/28/26	$349,182	$3,956,458	$198,933
3/31/26	$365,658	$3,759,445	$208,839

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	(9.95%)	(6.29%)	(9.57%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 92,686,000
Holdings Count | Holding	1,065
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	995.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200451
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	I-3
Trading Symbol	PSNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$87	0.92%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 17.77%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Long exposure to Brazilian real versus U.S. dollar contributed to performance.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index	Inverse of S&P 500 Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,408	$1,003,877	$996,125
5/31/16	$991,221	$1,021,904	$978,237
6/30/16	$991,098	$1,024,552	$975,702
7/31/16	$961,601	$1,062,326	$939,728
8/31/16	$962,427	$1,063,818	$938,410
9/30/16	$967,991	$1,064,019	$938,231
10/31/16	$989,652	$1,044,610	$955,346
11/30/16	$951,651	$1,083,297	$919,964
12/31/16	$942,063	$1,104,710	$901,780
1/31/17	$930,583	$1,125,662	$884,677
2/28/17	$903,024	$1,170,357	$849,552
3/31/17	$902,910	$1,171,723	$848,560
4/30/17	$896,173	$1,183,756	$839,844
5/31/17	$885,650	$1,200,415	$828,026
6/30/17	$883,509	$1,207,907	$822,858
7/31/17	$869,133	$1,232,745	$805,936
8/31/17	$869,972	$1,236,519	$803,471
9/30/17	$856,405	$1,262,026	$786,895
10/31/17	$840,953	$1,291,476	$768,533
11/30/17	$816,878	$1,331,085	$744,963
12/31/17	$808,525	$1,345,885	$736,680
1/31/18	$768,096	$1,422,942	$694,502
2/28/18	$794,888	$1,370,497	$720,098
3/31/18	$816,288	$1,335,668	$738,400
4/30/18	$815,242	$1,340,793	$735,566
5/31/18	$798,840	$1,373,082	$717,851
6/30/18	$796,693	$1,381,533	$713,434
7/31/18	$771,585	$1,432,945	$686,886
8/31/18	$745,512	$1,479,638	$664,503
9/30/18	$745,512	$1,488,060	$660,720
10/31/18	$798,625	$1,386,351	$705,879
11/30/18	$779,311	$1,414,602	$691,495
12/31/18	$848,783	$1,286,877	$753,931
1/31/19	$792,327	$1,390,001	$693,514
2/28/19	$770,913	$1,434,632	$671,248
3/31/19	$759,239	$1,462,509	$658,204
4/30/19	$735,666	$1,521,726	$631,553
5/31/19	$785,758	$1,425,023	$671,687
6/30/19	$736,648	$1,525,453	$624,349
7/31/19	$728,791	$1,547,377	$615,376
8/31/19	$734,684	$1,522,866	$625,123
9/30/19	$723,880	$1,551,360	$613,427
10/31/19	$712,093	$1,584,962	$600,141
11/30/19	$690,485	$1,642,494	$578,355
12/31/19	$675,907	$1,692,068	$560,900
1/31/20	$679,843	$1,691,405	$561,121
2/29/20	$735,922	$1,552,170	$607,310
3/31/20	$759,535	$1,360,457	$682,321
4/30/20	$677,875	$1,534,859	$594,853
5/31/20	$649,343	$1,607,961	$566,520
6/30/20	$638,096	$1,639,939	$555,255
7/31/20	$606,241	$1,732,407	$523,946
8/31/20	$570,404	$1,856,933	$486,283
9/30/20	$593,485	$1,786,376	$504,763
10/31/20	$609,662	$1,738,869	$518,187
11/30/20	$551,021	$1,929,213	$461,463
12/31/20	$533,738	$2,003,388	$443,720
1/31/21	$541,965	$1,983,162	$448,199
2/28/21	$526,539	$2,037,848	$435,842
3/31/21	$504,775	$2,127,097	$416,753
4/30/21	$479,975	$2,240,617	$394,510
5/31/21	$476,875	$2,256,266	$391,757
6/30/21	$464,992	$2,308,938	$382,611
7/31/21	$454,659	$2,363,787	$373,520
8/31/21	$443,809	$2,435,659	$362,166
9/30/21	$467,059	$2,322,377	$379,009
10/31/21	$433,476	$2,485,087	$352,455
11/30/21	$435,542	$2,467,868	$354,895
12/31/21	$415,909	$2,578,469	$338,993
1/31/22	$437,609	$2,445,041	$356,534
2/28/22	$447,942	$2,371,833	$367,208
3/31/22	$429,343	$2,459,898	$353,575
4/30/22	$467,059	$2,245,390	$384,406
5/31/22	$462,409	$2,249,509	$383,702
6/30/22	$496,827	$2,063,826	$415,374
7/31/22	$457,330	$2,254,120	$377,074
8/31/22	$476,039	$2,162,193	$392,452
9/30/22	$520,213	$1,963,058	$428,597
10/31/22	$480,717	$2,121,990	$393,896
11/30/22	$457,850	$2,240,575	$371,884
12/31/22	$488,232	$2,111,486	$393,309
1/31/23	$464,709	$2,244,159	$368,595
2/28/23	$477,777	$2,189,404	$377,591
3/31/23	$460,253	$2,269,786	$363,726
4/30/23	$457,061	$2,305,214	$358,050
5/31/23	$458,657	$2,315,234	$356,492
6/30/23	$434,181	$2,468,213	$332,937
7/31/23	$425,136	$2,547,505	$322,244
8/31/23	$435,777	$2,506,944	$327,373
9/30/23	$461,317	$2,387,418	$342,982
10/31/23	$473,555	$2,337,219	$350,194
11/30/23	$438,970	$2,550,667	$318,212
12/31/23	$425,668	$2,666,546	$303,756
1/31/24	$423,007	$2,711,355	$298,652
2/29/24	$404,916	$2,856,129	$282,705
3/31/24	$395,871	$2,948,024	$273,609
4/30/24	$415,558	$2,827,613	$284,785
5/31/24	$400,128	$2,967,819	$270,663
6/30/24	$388,954	$3,074,311	$260,950
7/31/24	$388,954	$3,111,733	$257,776
8/31/24	$382,037	$3,187,213	$251,522
9/30/24	$377,248	$3,255,283	$246,150
10/31/24	$381,505	$3,225,762	$248,383
11/30/24	$365,542	$3,415,118	$233,801
12/31/24	$376,716	$3,333,707	$239,374
1/31/25	$370,331	$3,426,543	$232,710
2/28/25	$379,376	$3,381,833	$235,744
3/31/25	$404,384	$3,191,285	$249,028
4/30/25	$398,531	$3,169,646	$250,718
5/31/25	$377,248	$3,369,158	$234,935
6/30/25	$363,414	$3,540,489	$222,988
7/31/25	$357,561	$3,619,947	$217,985
8/31/25	$354,900	$3,693,330	$213,565
9/30/25	$345,323	$3,828,137	$205,770
10/31/25	$341,598	$3,917,767	$200,951
11/30/25	$342,662	$3,927,370	$200,460
12/31/25	$345,855	$3,929,774	$200,337
1/31/26	$342,662	$3,986,756	$197,434
2/28/26	$347,451	$3,956,458	$198,933
3/31/26	$363,414	$3,759,445	$208,839

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	(10.13%)	(6.36%)	(9.63%)
S&P 500 Index	17.80%	12.06%	14.16%
Inverse of S&P 500 Index	(16.14%)	(12.91%)	(14.50%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 92,686,000
Holdings Count | Holding	1,065
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	995.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$92,686
# of Portfolio Holdings	1,065
Portfolio Turnover Rate	995%
Total Net Advisory Fees Paid During the Reporting Period	$364
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.3%
Asset-Backed Securities	13.1%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	9.7%
Corporate Bonds & Notes	2.0%
U.S. Treasury Obligations	1.0%
Short-Term Instruments	20.2%
Affiliated Investments	32.2%
Financial Derivative Instruments	(7.2%)
Other Assets and Liabilities, Net	(86.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000031249
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Class A
Trading Symbol	PCKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,881	$10,039	$10,157
5/31/16	$10,099	$10,219	$10,386
6/30/16	$10,099	$10,246	$10,379
7/31/16	$10,764	$10,623	$10,999
8/31/16	$10,969	$10,638	$11,193
9/30/16	$11,148	$10,640	$11,318
10/31/16	$10,713	$10,446	$10,780
11/30/16	$11,890	$10,833	$11,982
12/31/16	$12,308	$11,047	$12,318
1/31/17	$12,427	$11,257	$12,366
2/28/17	$12,744	$11,704	$12,605
3/31/17	$12,770	$11,717	$12,621
4/30/17	$12,916	$11,838	$12,760
5/31/17	$12,678	$12,004	$12,500
6/30/17	$13,133	$12,079	$12,932
7/31/17	$13,266	$12,327	$13,029
8/31/17	$13,146	$12,365	$12,863
9/30/17	$13,989	$12,620	$13,666
10/31/17	$14,123	$12,915	$13,782
11/30/17	$14,514	$13,311	$14,179
12/31/17	$14,427	$13,459	$14,122
1/31/18	$14,804	$14,229	$14,491
2/28/18	$14,245	$13,705	$13,930
3/31/18	$14,402	$13,357	$14,110
4/30/18	$14,556	$13,408	$14,232
5/31/18	$15,439	$13,731	$15,096
6/30/18	$15,543	$13,815	$15,204
7/31/18	$15,825	$14,329	$15,469
8/31/18	$16,417	$14,796	$16,136
9/30/18	$16,048	$14,881	$15,748
10/31/18	$14,276	$13,864	$14,037
11/30/18	$14,418	$14,146	$14,261
12/31/18	$12,614	$12,869	$12,567
1/31/19	$14,111	$13,900	$13,980
2/28/19	$14,828	$14,346	$14,707
3/31/19	$14,541	$14,625	$14,399
4/30/19	$15,058	$15,217	$14,888
5/31/19	$13,836	$14,250	$13,731
6/30/19	$14,859	$15,255	$14,701
7/31/19	$14,938	$15,474	$14,786
8/31/19	$14,083	$15,229	$14,056
9/30/19	$14,383	$15,514	$14,348
10/31/19	$14,799	$15,850	$14,726
11/30/19	$15,408	$16,425	$15,332
12/31/19	$15,919	$16,921	$15,774
1/31/20	$15,456	$16,914	$15,268
2/29/20	$14,101	$15,522	$13,983
3/31/20	$10,462	$13,605	$10,945
4/30/20	$12,087	$15,349	$12,448
5/31/20	$12,982	$16,080	$13,258
6/30/20	$13,536	$16,399	$13,727
7/31/20	$13,974	$17,324	$14,107
8/31/20	$14,817	$18,569	$14,902
9/30/20	$14,315	$17,864	$14,404
10/31/20	$14,609	$17,389	$14,706
11/30/20	$17,406	$19,292	$17,416
12/31/20	$18,993	$20,034	$18,923
1/31/21	$19,983	$19,832	$19,875
2/28/21	$21,184	$20,378	$21,114
3/31/21	$21,364	$21,271	$21,326
4/30/21	$21,827	$22,406	$21,774
5/31/21	$21,901	$22,563	$21,819
6/30/21	$22,312	$23,089	$22,241
7/31/21	$21,502	$23,638	$21,438
8/31/21	$22,003	$24,357	$21,918
9/30/21	$21,322	$23,224	$21,272
10/31/21	$22,031	$24,851	$22,176
11/30/21	$21,038	$24,679	$21,252
12/31/21	$21,583	$25,785	$21,727
1/31/22	$19,374	$24,450	$19,635
2/28/22	$19,479	$23,718	$19,845
3/31/22	$19,648	$24,599	$20,092
4/30/22	$17,565	$22,454	$18,101
5/31/22	$17,565	$22,495	$18,128
6/30/22	$15,861	$20,638	$16,637
7/31/22	$17,670	$22,541	$18,374
8/31/22	$17,207	$21,622	$17,998
9/30/22	$15,293	$19,631	$16,273
10/31/22	$16,997	$21,220	$18,065
11/30/22	$17,502	$22,406	$18,487
12/31/22	$16,343	$21,115	$17,287
1/31/23	$18,133	$22,442	$18,972
2/28/23	$17,759	$21,894	$18,651
3/31/23	$16,744	$22,698	$17,760
4/30/23	$16,450	$23,052	$17,441
5/31/23	$16,290	$23,152	$17,280
6/30/23	$17,599	$24,682	$18,685
7/31/23	$18,694	$25,475	$19,827
8/31/23	$17,759	$25,069	$18,835
9/30/23	$16,644	$23,874	$17,726
10/31/23	$15,405	$23,372	$16,518
11/30/23	$16,886	$25,507	$18,013
12/31/23	$19,060	$26,665	$20,213
1/31/24	$18,378	$27,114	$19,427
2/29/24	$19,415	$28,561	$20,526
3/31/24	$20,171	$29,480	$21,260
4/30/24	$18,679	$28,276	$19,764
5/31/24	$19,674	$29,678	$20,756
6/30/24	$19,450	$30,743	$20,564
7/31/24	$21,549	$31,117	$22,653
8/31/24	$21,185	$31,872	$22,315
9/30/24	$21,358	$32,553	$22,471
10/31/24	$20,933	$32,258	$22,146
11/30/24	$23,369	$34,151	$24,575
12/31/24	$21,375	$33,337	$22,546
1/31/25	$22,003	$34,265	$23,137
2/28/25	$20,919	$33,818	$21,899
3/31/25	$19,511	$31,913	$20,408
4/30/25	$18,843	$31,696	$19,937
5/31/25	$19,830	$33,692	$21,002
6/30/25	$21,025	$35,405	$22,143
7/31/25	$21,352	$36,199	$22,527
8/31/25	$23,017	$36,933	$24,137
9/30/25	$23,764	$38,281	$24,888
10/31/25	$24,341	$39,178	$25,338
11/30/25	$24,584	$39,274	$25,581
12/31/25	$24,483	$39,298	$25,433
1/31/26	$25,786	$39,868	$26,794
2/28/26	$26,096	$39,565	$27,009
3/31/26	$24,390	$37,594	$25,658

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	25.00%	2.68%	9.74%
Class A (including sales charge)	20.32%	1.90%	9.33%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 624,131,000
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 2,775,000
InvestmentCompanyPortfolioTurnover	873.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000031251
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Class C
Trading Symbol	PCKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	1.99%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,256	$10,039	$10,157
5/31/16	$10,484	$10,219	$10,386
6/30/16	$10,470	$10,246	$10,379
7/31/16	$11,154	$10,623	$10,999
8/31/16	$11,353	$10,638	$11,193
9/30/16	$11,538	$10,640	$11,318
10/31/16	$11,083	$10,446	$10,780
11/30/16	$12,279	$10,833	$11,982
12/31/16	$12,705	$11,047	$12,318
1/31/17	$12,822	$11,257	$12,366
2/28/17	$13,145	$11,704	$12,605
3/31/17	$13,174	$11,717	$12,621
4/30/17	$13,306	$11,838	$12,760
5/31/17	$13,057	$12,004	$12,500
6/30/17	$13,514	$12,079	$12,932
7/31/17	$13,648	$12,327	$13,029
8/31/17	$13,514	$12,365	$12,863
9/30/17	$14,363	$12,620	$13,666
10/31/17	$14,497	$12,915	$13,782
11/30/17	$14,885	$13,311	$14,179
12/31/17	$14,792	$13,459	$14,122
1/31/18	$15,179	$14,229	$14,491
2/28/18	$14,590	$13,705	$13,930
3/31/18	$14,742	$13,357	$14,110
4/30/18	$14,881	$13,408	$14,232
5/31/18	$15,782	$13,731	$15,096
6/30/18	$15,879	$13,815	$15,204
7/31/18	$16,144	$14,329	$15,469
8/31/18	$16,753	$14,796	$16,136
9/30/18	$16,363	$14,881	$15,748
10/31/18	$14,545	$13,864	$14,037
11/30/18	$14,686	$14,146	$14,261
12/31/18	$12,836	$12,869	$12,567
1/31/19	$14,346	$13,900	$13,980
2/28/19	$15,074	$14,346	$14,707
3/31/19	$14,767	$14,625	$14,399
4/30/19	$15,290	$15,217	$14,888
5/31/19	$14,036	$14,250	$13,731
6/30/19	$15,068	$15,255	$14,701
7/31/19	$15,138	$15,474	$14,786
8/31/19	$14,259	$15,229	$14,056
9/30/19	$14,548	$15,514	$14,348
10/31/19	$14,975	$15,850	$14,726
11/30/19	$15,580	$16,425	$15,332
12/31/19	$16,082	$16,921	$15,774
1/31/20	$15,604	$16,914	$15,268
2/29/20	$14,225	$15,522	$13,983
3/31/20	$10,543	$13,605	$10,945
4/30/20	$12,180	$15,349	$12,448
5/31/20	$13,082	$16,080	$13,258
6/30/20	$13,607	$16,399	$13,727
7/31/20	$14,056	$17,324	$14,107
8/31/20	$14,880	$18,569	$14,902
9/30/20	$14,372	$17,864	$14,404
10/31/20	$14,679	$17,389	$14,706
11/30/20	$17,461	$19,292	$17,416
12/31/20	$19,038	$20,034	$18,923
1/31/21	$20,020	$19,832	$19,875
2/28/21	$21,199	$20,378	$21,114
3/31/21	$21,378	$21,271	$21,326
4/30/21	$21,833	$22,406	$21,774
5/31/21	$21,895	$22,563	$21,819
6/30/21	$22,286	$23,089	$22,241
7/31/21	$21,464	$23,638	$21,438
8/31/21	$21,940	$24,357	$21,918
9/30/21	$21,246	$23,224	$21,272
10/31/21	$21,953	$24,851	$22,176
11/30/21	$20,950	$24,679	$21,252
12/31/21	$21,472	$25,785	$21,727
1/31/22	$19,265	$24,450	$19,635
2/28/22	$19,360	$23,718	$19,845
3/31/22	$19,503	$24,599	$20,092
4/30/22	$17,439	$22,454	$18,101
5/31/22	$17,415	$22,495	$18,128
6/30/22	$15,730	$20,638	$16,637
7/31/22	$17,510	$22,541	$18,374
8/31/22	$17,035	$21,622	$17,998
9/30/22	$15,137	$19,631	$16,273
10/31/22	$16,798	$21,220	$18,065
11/30/22	$17,296	$22,406	$18,487
12/31/22	$16,159	$21,115	$17,287
1/31/23	$17,882	$22,442	$18,972
2/28/23	$17,537	$21,894	$18,651
3/31/23	$16,504	$22,698	$17,760
4/30/23	$16,222	$23,052	$17,441
5/31/23	$16,034	$23,152	$17,280
6/30/23	$17,318	$24,682	$18,685
7/31/23	$18,383	$25,475	$19,827
8/31/23	$17,443	$25,069	$18,835
9/30/23	$16,338	$23,874	$17,726
10/31/23	$15,108	$23,372	$16,518
11/30/23	$16,590	$25,507	$18,013
12/31/23	$18,695	$26,665	$20,213
1/31/24	$17,990	$27,114	$19,427
2/29/24	$19,015	$28,561	$20,526
3/31/24	$19,746	$29,480	$21,260
4/30/24	$18,255	$28,276	$19,764
5/31/24	$19,228	$29,678	$20,756
6/30/24	$19,005	$30,743	$20,564
7/31/24	$21,011	$31,117	$22,653
8/31/24	$20,649	$31,872	$22,315
9/30/24	$20,852	$32,553	$22,471
10/31/24	$20,386	$32,258	$22,146
11/30/24	$22,751	$34,151	$24,575
12/31/24	$20,804	$33,337	$22,546
1/31/25	$21,408	$34,265	$23,137
2/28/25	$20,334	$33,818	$21,899
3/31/25	$18,952	$31,913	$20,408
4/30/25	$18,267	$31,696	$19,937
5/31/25	$19,225	$33,692	$21,002
6/30/25	$20,403	$35,405	$22,143
7/31/25	$20,685	$36,199	$22,527
8/31/25	$22,268	$36,933	$24,137
9/30/25	$23,011	$38,281	$24,888
10/31/25	$23,516	$39,178	$25,338
11/30/25	$23,768	$39,274	$25,581
12/31/25	$23,642	$39,298	$25,433
1/31/26	$24,898	$39,868	$26,794
2/28/26	$25,156	$39,565	$27,009
3/31/26	$23,531	$37,594	$25,658

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	24.16%	1.94%	8.93%
Class C (including sales charge)	23.16%	1.94%	8.93%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 624,131,000
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 2,775,000
InvestmentCompanyPortfolioTurnover	873.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000028347
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Institutional Class
Trading Symbol	PSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	S&P 500 Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,415	$1,003,877	$1,015,690
5/31/16	$1,049,608	$1,021,904	$1,038,563
6/30/16	$1,050,914	$1,024,552	$1,037,909
7/31/16	$1,120,104	$1,062,326	$1,099,883
8/31/16	$1,140,992	$1,063,818	$1,119,329
9/30/16	$1,160,574	$1,064,019	$1,131,798
10/31/16	$1,116,188	$1,044,610	$1,077,992
11/30/16	$1,237,598	$1,083,297	$1,198,199
12/31/16	$1,282,467	$1,104,710	$1,231,773
1/31/17	$1,294,617	$1,125,662	$1,236,626
2/28/17	$1,328,366	$1,170,357	$1,260,493
3/31/17	$1,332,416	$1,171,723	$1,262,144
4/30/17	$1,347,266	$1,183,756	$1,275,990
5/31/17	$1,322,966	$1,200,415	$1,250,036
6/30/17	$1,370,437	$1,207,907	$1,293,250
7/31/17	$1,385,452	$1,232,745	$1,302,859
8/31/17	$1,373,167	$1,236,519	$1,286,286
9/30/17	$1,462,224	$1,262,026	$1,366,563
10/31/17	$1,477,369	$1,291,476	$1,378,206
11/30/17	$1,518,675	$1,331,085	$1,417,926
12/31/17	$1,508,557	$1,345,885	$1,412,198
1/31/18	$1,550,064	$1,422,942	$1,449,099
2/28/18	$1,491,382	$1,370,497	$1,392,990
3/31/18	$1,507,252	$1,335,668	$1,411,001
4/30/18	$1,524,495	$1,340,793	$1,423,206
5/31/18	$1,617,890	$1,373,082	$1,509,595
6/30/18	$1,629,585	$1,381,533	$1,520,419
7/31/18	$1,658,504	$1,432,945	$1,546,919
8/31/18	$1,722,125	$1,479,638	$1,613,607
9/30/18	$1,684,470	$1,488,060	$1,574,800
10/31/18	$1,498,276	$1,386,351	$1,403,745
11/30/18	$1,514,277	$1,414,602	$1,426,051
12/31/18	$1,325,148	$1,286,877	$1,256,650
1/31/19	$1,481,800	$1,390,001	$1,398,023
2/28/19	$1,558,528	$1,434,632	$1,470,706
3/31/19	$1,528,661	$1,462,509	$1,439,925
4/30/19	$1,583,314	$1,521,726	$1,488,839
5/31/19	$1,456,327	$1,425,023	$1,373,052
6/30/19	$1,564,083	$1,525,453	$1,470,099
7/31/19	$1,572,204	$1,547,377	$1,478,567
8/31/19	$1,484,498	$1,522,866	$1,405,570
9/30/19	$1,515,058	$1,551,360	$1,434,820
10/31/19	$1,559,473	$1,584,962	$1,472,613
11/30/19	$1,625,274	$1,642,494	$1,533,226
12/31/19	$1,679,693	$1,692,068	$1,577,429
1/31/20	$1,630,440	$1,691,405	$1,526,841
2/29/20	$1,487,777	$1,552,170	$1,398,311
3/31/20	$1,103,402	$1,360,457	$1,094,514
4/30/20	$1,277,354	$1,534,859	$1,244,846
5/31/20	$1,372,857	$1,607,961	$1,325,848
6/30/20	$1,430,700	$1,639,939	$1,372,716
7/31/20	$1,477,523	$1,732,407	$1,410,713
8/31/20	$1,565,967	$1,856,933	$1,490,193
9/30/20	$1,514,130	$1,786,376	$1,440,420
10/31/20	$1,546,119	$1,738,869	$1,470,583
11/30/20	$1,842,902	$1,929,213	$1,741,641
12/31/20	$2,011,560	$2,003,388	$1,892,292
1/31/21	$2,117,048	$1,983,162	$1,987,513
2/28/21	$2,244,362	$2,037,848	$2,111,394
3/31/21	$2,264,420	$2,127,097	$2,132,593
4/30/21	$2,315,841	$2,240,617	$2,177,377
5/31/21	$2,323,459	$2,256,266	$2,181,862
6/30/21	$2,367,213	$2,308,938	$2,224,125
7/31/21	$2,281,890	$2,363,787	$2,143,812
8/31/21	$2,335,464	$2,435,659	$2,191,769
9/30/21	$2,263,521	$2,322,377	$2,127,156
10/31/21	$2,340,568	$2,485,087	$2,217,645
11/30/21	$2,236,451	$2,467,868	$2,125,236
12/31/21	$2,294,793	$2,578,469	$2,172,713
1/31/22	$2,061,424	$2,445,041	$1,963,546
2/28/22	$2,074,389	$2,371,833	$1,984,497
3/31/22	$2,091,676	$2,459,898	$2,009,204
4/30/22	$1,869,111	$2,245,390	$1,810,072
5/31/22	$1,871,272	$2,249,509	$1,812,805
6/30/22	$1,689,763	$2,063,826	$1,663,720
7/31/22	$1,882,076	$2,254,120	$1,837,413
8/31/22	$1,834,538	$2,162,193	$1,799,819
9/30/22	$1,631,420	$1,963,058	$1,627,324
10/31/22	$1,812,930	$2,121,990	$1,806,477
11/30/22	$1,866,950	$2,240,575	$1,848,676
12/31/22	$1,746,238	$2,111,486	$1,728,697
1/31/23	$1,936,341	$2,244,159	$1,897,193
2/28/23	$1,898,321	$2,189,404	$1,865,149
3/31/23	$1,789,690	$2,269,786	$1,776,032
4/30/23	$1,759,816	$2,305,214	$1,744,099
5/31/23	$1,740,806	$2,315,234	$1,727,984
6/30/23	$1,882,026	$2,468,213	$1,868,469
7/31/23	$2,001,520	$2,547,505	$1,982,726
8/31/23	$1,901,036	$2,506,944	$1,883,530
9/30/23	$1,782,520	$2,387,418	$1,772,647
10/31/23	$1,648,145	$2,337,219	$1,651,752
11/30/23	$1,809,943	$2,550,667	$1,801,252
12/31/23	$2,044,494	$2,666,546	$2,021,329
1/31/24	$1,969,390	$2,711,355	$1,942,720
2/29/24	$2,080,655	$2,856,129	$2,052,561
3/31/24	$2,164,983	$2,948,024	$2,126,043
4/30/24	$2,004,510	$2,827,613	$1,976,412
5/31/24	$2,111,492	$2,967,819	$2,075,569
6/30/24	$2,090,230	$3,074,311	$2,056,370
7/31/24	$2,315,507	$3,111,733	$2,265,297
8/31/24	$2,275,584	$3,187,213	$2,231,453
9/30/24	$2,298,230	$3,255,283	$2,247,051
10/31/24	$2,252,035	$3,225,762	$2,214,604
11/30/24	$2,511,885	$3,415,118	$2,457,524
12/31/24	$2,302,430	$3,333,707	$2,254,557
1/31/25	$2,369,378	$3,426,543	$2,313,671
2/28/25	$2,252,946	$3,381,833	$2,189,913
3/31/25	$2,102,411	$3,191,285	$2,040,845
4/30/25	$2,028,382	$3,169,646	$1,993,702
5/31/25	$2,137,944	$3,369,158	$2,100,166
6/30/25	$2,267,225	$3,540,489	$2,214,310
7/31/25	$2,300,567	$3,619,947	$2,252,728
8/31/25	$2,482,430	$3,693,330	$2,413,685
9/30/25	$2,566,880	$3,828,137	$2,488,775
10/31/25	$2,628,807	$3,917,767	$2,533,797
11/30/25	$2,656,675	$3,927,370	$2,558,147
12/31/25	$2,645,873	$3,929,774	$2,543,310
1/31/26	$2,784,963	$3,986,756	$2,679,402
2/28/26	$2,822,897	$3,956,458	$2,700,944
3/31/26	$2,636,389	$3,759,445	$2,565,843

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	25.40%	3.09%	10.18%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 624,131,000
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 2,775,000
InvestmentCompanyPortfolioTurnover	873.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000064162
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	I-2
Trading Symbol	PCKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-2	S&P 500 Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,595	$1,003,877	$1,015,690
5/31/16	$1,049,934	$1,021,904	$1,038,563
6/30/16	$1,049,934	$1,024,552	$1,037,909
7/31/16	$1,119,580	$1,062,326	$1,099,883
8/31/16	$1,140,604	$1,063,818	$1,119,329
9/30/16	$1,160,315	$1,064,019	$1,131,798
10/31/16	$1,115,637	$1,044,610	$1,077,992
11/30/16	$1,236,531	$1,083,297	$1,198,199
12/31/16	$1,280,788	$1,104,710	$1,231,773
1/31/17	$1,294,370	$1,125,662	$1,236,626
2/28/17	$1,326,967	$1,170,357	$1,260,493
3/31/17	$1,331,042	$1,171,723	$1,262,144
4/30/17	$1,345,982	$1,183,756	$1,275,990
5/31/17	$1,321,534	$1,200,415	$1,250,036
6/30/17	$1,369,086	$1,207,907	$1,293,250
7/31/17	$1,384,191	$1,232,745	$1,302,859
8/31/17	$1,370,459	$1,236,519	$1,286,286
9/30/17	$1,459,695	$1,262,026	$1,366,563
10/31/17	$1,474,929	$1,291,476	$1,378,206
11/30/17	$1,515,092	$1,331,085	$1,417,926
12/31/17	$1,506,000	$1,345,885	$1,412,198
1/31/18	$1,546,313	$1,422,942	$1,449,099
2/28/18	$1,488,723	$1,370,497	$1,392,990
3/31/18	$1,504,338	$1,335,668	$1,411,001
4/30/18	$1,521,680	$1,340,793	$1,423,206
5/31/18	$1,614,165	$1,373,082	$1,509,595
6/30/18	$1,625,647	$1,381,533	$1,520,419
7/31/18	$1,654,729	$1,432,945	$1,546,919
8/31/18	$1,718,708	$1,479,638	$1,613,607
9/30/18	$1,680,426	$1,488,060	$1,574,800
10/31/18	$1,494,687	$1,386,351	$1,403,745
11/30/18	$1,510,775	$1,414,602	$1,426,051
12/31/18	$1,320,120	$1,286,877	$1,256,650
1/31/19	$1,477,698	$1,390,001	$1,398,023
2/28/19	$1,553,271	$1,434,632	$1,470,706
3/31/19	$1,522,978	$1,462,509	$1,439,925
4/30/19	$1,577,947	$1,521,726	$1,488,839
5/31/19	$1,451,841	$1,425,023	$1,373,052
6/30/19	$1,558,356	$1,525,453	$1,470,099
7/31/19	$1,566,524	$1,547,377	$1,478,567
8/31/19	$1,478,315	$1,522,866	$1,405,570
9/30/19	$1,510,349	$1,551,360	$1,434,820
10/31/19	$1,555,014	$1,584,962	$1,472,613
11/30/19	$1,617,876	$1,642,494	$1,533,226
12/31/19	$1,672,182	$1,692,068	$1,577,429
1/31/20	$1,624,356	$1,691,405	$1,526,841
2/29/20	$1,482,588	$1,552,170	$1,398,311
3/31/20	$1,099,102	$1,360,457	$1,094,514
4/30/20	$1,270,569	$1,534,859	$1,244,846
5/31/20	$1,366,590	$1,607,961	$1,325,848
6/30/20	$1,422,805	$1,639,939	$1,372,716
7/31/20	$1,471,627	$1,732,407	$1,410,713
8/31/20	$1,558,808	$1,856,933	$1,490,193
9/30/20	$1,506,206	$1,786,376	$1,440,420
10/31/20	$1,540,154	$1,738,869	$1,470,583
11/30/20	$1,834,963	$1,929,213	$1,741,641
12/31/20	$2,000,685	$2,003,388	$1,892,292
1/31/21	$2,106,755	$1,983,162	$1,987,513
2/28/21	$2,232,940	$2,037,848	$2,111,394
3/31/21	$2,252,787	$2,127,097	$2,132,593
4/30/21	$2,302,594	$2,240,617	$2,177,377
5/31/21	$2,312,172	$2,256,266	$2,181,862
6/30/21	$2,353,962	$2,308,938	$2,224,125
7/31/21	$2,270,106	$2,363,787	$2,143,812
8/31/21	$2,322,017	$2,435,659	$2,191,769
9/30/21	$2,251,106	$2,322,377	$2,127,156
10/31/21	$2,328,658	$2,485,087	$2,217,645
11/30/21	$2,223,858	$2,467,868	$2,125,236
12/31/21	$2,279,780	$2,578,469	$2,172,713
1/31/22	$2,049,191	$2,445,041	$1,963,546
2/28/22	$2,060,068	$2,371,833	$1,984,497
3/31/22	$2,077,471	$2,459,898	$2,009,204
4/30/22	$1,857,760	$2,245,390	$1,810,072
5/31/22	$1,857,760	$2,249,509	$1,812,805
6/30/22	$1,679,380	$2,063,826	$1,663,720
7/31/22	$1,870,812	$2,254,120	$1,837,413
8/31/22	$1,822,954	$2,162,193	$1,799,819
9/30/22	$1,620,645	$1,963,058	$1,627,324
10/31/22	$1,801,200	$2,121,990	$1,806,477
11/30/22	$1,855,584	$2,240,575	$1,848,676
12/31/22	$1,733,908	$2,111,486	$1,728,697
1/31/23	$1,920,467	$2,244,159	$1,897,193
2/28/23	$1,884,802	$2,189,404	$1,865,149
3/31/23	$1,775,061	$2,269,786	$1,776,032
4/30/23	$1,744,882	$2,305,214	$1,744,099
5/31/23	$1,728,421	$2,315,234	$1,727,984
6/30/23	$1,868,340	$2,468,213	$1,868,469
7/31/23	$1,986,312	$2,547,505	$1,982,726
8/31/23	$1,884,802	$2,506,944	$1,883,530
9/30/23	$1,766,717	$2,387,418	$1,772,647
10/31/23	$1,636,567	$2,337,219	$1,651,752
11/30/23	$1,797,178	$2,550,667	$1,801,252
12/31/23	$2,027,864	$2,666,546	$2,021,329
1/31/24	$1,954,839	$2,711,355	$1,942,720
2/29/24	$2,064,377	$2,856,129	$2,052,561
3/31/24	$2,146,274	$2,948,024	$2,126,043
4/30/24	$1,987,080	$2,827,613	$1,976,412
5/31/24	$2,095,105	$2,967,819	$2,075,569
6/30/24	$2,070,378	$3,074,311	$2,056,370
7/31/24	$2,294,981	$3,111,733	$2,265,297
8/31/24	$2,257,547	$3,187,213	$2,231,453
9/30/24	$2,277,074	$3,255,283	$2,247,051
10/31/24	$2,230,425	$3,225,762	$2,214,604
11/30/24	$2,489,912	$3,415,118	$2,457,524
12/31/24	$2,281,013	$3,333,707	$2,254,557
1/31/25	$2,348,621	$3,426,543	$2,313,671
2/28/25	$2,233,982	$3,381,833	$2,189,913
3/31/25	$2,081,416	$3,191,285	$2,040,845
4/30/25	$2,009,643	$3,169,646	$1,993,702
5/31/25	$2,117,303	$3,369,158	$2,100,166
6/30/25	$2,247,509	$3,540,489	$2,214,310
7/31/25	$2,281,191	$3,619,947	$2,252,728
8/31/25	$2,458,787	$3,693,330	$2,413,685
9/30/25	$2,540,409	$3,828,137	$2,488,775
10/31/25	$2,602,981	$3,917,767	$2,533,797
11/30/25	$2,631,138	$3,927,370	$2,558,147
12/31/25	$2,619,585	$3,929,774	$2,543,310
1/31/26	$2,756,953	$3,986,756	$2,679,402
2/28/26	$2,792,094	$3,956,458	$2,700,944
3/31/26	$2,610,001	$3,759,445	$2,565,843

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	25.40%	2.99%	10.07%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 624,131,000
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 2,775,000
InvestmentCompanyPortfolioTurnover	873.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000200457
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	I-3
Trading Symbol	PSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index contributed to absolute performance, as the Russell 2000 Index returned 25.72%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure and positioning to agency mortgage-backed securities contributed to performance, as spreads tightened.

  Holdings of securitized credit, specifically non-agency mortgages and collateralized loan obligations contributed to performance, as spreads tightened.

  Long exposure to emerging market interest rates, notably South Africa and Peru, contributed to performance, as interest rates decreased.

  Non-US developed market and emerging market currencies detracted from performance, driven by short exposure to Australian dollar, Taiwanese dollar, Swiss franc, Korean won and long exposure to the Japanese yen and Indian rupee as compared to the U.S. dollar.

  Long exposure to Australian and U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
Table Summary
	I-3	S&P 500 Index	Russell 2000® Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,290	$1,003,877	$1,015,690
5/31/16	$1,049,351	$1,021,904	$1,038,563
6/30/16	$1,050,528	$1,024,552	$1,037,909
7/31/16	$1,119,554	$1,062,326	$1,099,883
8/31/16	$1,140,288	$1,063,818	$1,119,329
9/30/16	$1,159,717	$1,064,019	$1,131,798
10/31/16	$1,115,219	$1,044,610	$1,077,992
11/30/16	$1,236,377	$1,083,297	$1,198,199
12/31/16	$1,281,039	$1,104,710	$1,231,773
1/31/17	$1,293,011	$1,125,662	$1,236,626
2/28/17	$1,326,566	$1,170,357	$1,260,493
3/31/17	$1,330,443	$1,171,723	$1,262,144
4/30/17	$1,345,107	$1,183,756	$1,275,990
5/31/17	$1,320,677	$1,200,415	$1,250,036
6/30/17	$1,367,899	$1,207,907	$1,293,250
7/31/17	$1,382,710	$1,232,745	$1,302,859
8/31/17	$1,370,277	$1,236,519	$1,286,286
9/30/17	$1,458,974	$1,262,026	$1,366,563
10/31/17	$1,473,898	$1,291,476	$1,378,206
11/30/17	$1,514,925	$1,331,085	$1,417,926
12/31/17	$1,504,641	$1,345,885	$1,412,198
1/31/18	$1,545,843	$1,422,942	$1,449,099
2/28/18	$1,487,148	$1,370,497	$1,392,990
3/31/18	$1,502,779	$1,335,668	$1,411,001
4/30/18	$1,519,694	$1,340,793	$1,423,206
5/31/18	$1,612,060	$1,373,082	$1,509,595
6/30/18	$1,622,676	$1,381,533	$1,520,419
7/31/18	$1,653,183	$1,432,945	$1,546,919
8/31/18	$1,715,649	$1,479,638	$1,613,607
9/30/18	$1,677,983	$1,488,060	$1,574,800
10/31/18	$1,492,352	$1,386,351	$1,403,745
11/30/18	$1,508,431	$1,414,602	$1,426,051
12/31/18	$1,318,072	$1,286,877	$1,256,650
1/31/19	$1,475,597	$1,390,001	$1,398,023
2/28/19	$1,551,145	$1,434,632	$1,470,706
3/31/19	$1,520,803	$1,462,509	$1,439,925
4/30/19	$1,575,752	$1,521,726	$1,488,839
5/31/19	$1,448,076	$1,425,023	$1,373,052
6/30/19	$1,556,209	$1,525,453	$1,470,099
7/31/19	$1,564,374	$1,547,377	$1,478,567
8/31/19	$1,476,194	$1,522,866	$1,405,570
9/30/19	$1,506,435	$1,551,360	$1,434,820
10/31/19	$1,551,082	$1,584,962	$1,472,613
11/30/19	$1,615,573	$1,642,494	$1,533,226
12/31/19	$1,669,604	$1,692,068	$1,577,429
1/31/20	$1,620,096	$1,691,405	$1,526,841
2/29/20	$1,478,402	$1,552,170	$1,398,311
3/31/20	$1,096,652	$1,360,457	$1,094,514
4/30/20	$1,268,004	$1,534,859	$1,244,846
5/31/20	$1,363,961	$1,607,961	$1,325,848
6/30/20	$1,419,800	$1,639,939	$1,372,716
7/31/20	$1,468,578	$1,732,407	$1,410,713
8/31/20	$1,555,683	$1,856,933	$1,490,193
9/30/20	$1,503,019	$1,786,376	$1,440,420
10/31/20	$1,535,150	$1,738,869	$1,470,583
11/30/20	$1,829,684	$1,929,213	$1,741,641
12/31/20	$1,995,077	$2,003,388	$1,892,292
1/31/21	$2,101,043	$1,983,162	$1,987,513
2/28/21	$2,227,106	$2,037,848	$2,111,394
3/31/21	$2,246,636	$2,127,097	$2,132,593
4/30/21	$2,296,391	$2,240,617	$2,177,377
5/31/21	$2,304,046	$2,256,266	$2,181,862
6/30/21	$2,347,594	$2,308,938	$2,224,125
7/31/21	$2,263,823	$2,363,787	$2,143,812
8/31/21	$2,315,681	$2,435,659	$2,191,769
9/30/21	$2,244,660	$2,322,377	$2,127,156
10/31/21	$2,320,040	$2,485,087	$2,217,645
11/30/21	$2,215,345	$2,467,868	$2,125,236
12/31/21	$2,273,149	$2,578,469	$2,172,713
1/31/22	$2,042,791	$2,445,041	$1,963,546
2/28/22	$2,053,657	$2,371,833	$1,984,497
3/31/22	$2,071,043	$2,459,898	$2,009,204
4/30/22	$1,851,551	$2,245,390	$1,810,072
5/31/22	$1,851,551	$2,249,509	$1,812,805
6/30/22	$1,673,350	$2,063,826	$1,663,720
7/31/22	$1,864,590	$2,254,120	$1,837,413
8/31/22	$1,816,780	$2,162,193	$1,799,819
9/30/22	$1,614,674	$1,963,058	$1,627,324
10/31/22	$1,795,049	$2,121,990	$1,806,477
11/30/22	$1,847,205	$2,240,575	$1,848,676
12/31/22	$1,725,608	$2,111,486	$1,728,697
1/31/23	$1,912,160	$2,244,159	$1,897,193
2/28/23	$1,876,496	$2,189,404	$1,865,149
3/31/23	$1,769,503	$2,269,786	$1,776,032
4/30/23	$1,739,325	$2,305,214	$1,744,099
5/31/23	$1,720,121	$2,315,234	$1,727,984
6/30/23	$1,860,036	$2,468,213	$1,868,469
7/31/23	$1,978,002	$2,547,505	$1,982,726
8/31/23	$1,876,496	$2,506,944	$1,883,530
9/30/23	$1,758,405	$2,387,418	$1,772,647
10/31/23	$1,628,256	$2,337,219	$1,651,752
11/30/23	$1,788,866	$2,550,667	$1,801,252
12/31/23	$2,019,534	$2,666,546	$2,021,329
1/31/24	$1,943,696	$2,711,355	$1,942,720
2/29/24	$2,056,048	$2,856,129	$2,052,561
3/31/24	$2,134,790	$2,948,024	$2,126,043
4/30/24	$1,978,448	$2,827,613	$1,976,412
5/31/24	$2,083,624	$2,967,819	$2,075,569
6/30/24	$2,061,844	$3,074,311	$2,056,370
7/31/24	$2,283,579	$3,111,733	$2,265,297
8/31/24	$2,243,263	$3,187,213	$2,231,453
9/30/24	$2,265,341	$3,255,283	$2,247,051
10/31/24	$2,218,693	$3,225,762	$2,214,604
11/30/24	$2,478,173	$3,415,118	$2,457,524
12/31/24	$2,269,081	$3,333,707	$2,254,557
1/31/25	$2,336,684	$3,426,543	$2,313,671
2/28/25	$2,222,054	$3,381,833	$2,189,913
3/31/25	$2,069,399	$3,191,285	$2,040,845
4/30/25	$2,000,619	$3,169,646	$1,993,702
5/31/25	$2,105,285	$3,369,158	$2,100,166
6/30/25	$2,235,289	$3,540,489	$2,214,310
7/31/25	$2,268,972	$3,619,947	$2,252,728
8/31/25	$2,446,570	$3,693,330	$2,413,685
9/30/25	$2,527,908	$3,828,137	$2,488,775
10/31/25	$2,587,352	$3,917,767	$2,533,797
11/30/25	$2,615,509	$3,927,370	$2,558,147
12/31/25	$2,606,850	$3,929,774	$2,543,310
1/31/26	$2,741,026	$3,986,756	$2,679,402
2/28/26	$2,776,167	$3,956,458	$2,700,944
3/31/26	$2,594,071	$3,759,445	$2,565,843

Average Annual Return [Table Text Block]
Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	25.35%	2.92%	10.00%
S&P 500 Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 624,131,000
Holdings Count | Holding	1,379
Advisory Fees Paid, Amount	$ 2,775,000
InvestmentCompanyPortfolioTurnover	873.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$624,131
# of Portfolio Holdings	1,379
Portfolio Turnover Rate	873%
Total Net Advisory Fees Paid During the Reporting Period	$2,775
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	109.9%
Asset-Backed Securities	22.4%
Sovereign Issues	12.5%
Non-Agency Mortgage-Backed Securities	8.9%
Corporate Bonds & Notes	4.7%
Exchange-Traded Funds	4.1%
U.S. Treasury Obligations	1.8%
Short-Term Instruments	8.8%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Material Fund Change Strategies [Text Block]

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure to its benchmark index through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” and “Model Risk” as a Principal Risks in connection with the strategy change.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).